UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
MuniCash
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels.
A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities (MSCI
Europe, Australasia, Far
East Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.66 5.36
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
3.66 (6.40)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.99 9.01
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended April 30, 2024
2024
BlackRock Semi-Annual Report to Shareholders

During the six-month period ended April 30, 2024, economic conditions in the United States remained robust. The unemployment rate trended at low levels over the period, although it edged up to 3.9% in April 2024. Data released during the month showed non-farm payrolls rising 303,000 in March 2024, well above market expectations, while average hourly earnings increased 0.3% month-over-month, taking the year-over-year rate to 4.1%. At the same time, inflationary pressures showed signs of stickiness with the consumer price index (“CPI”) report showing increased headline inflation at 3.5% year-over-year and Personal Consumption Expenditures, the Fed’s preferred measure of inflation, holding steady at a rate of 2.7% year-over-year.
During the period, the Federal Open Market Committee (the “FOMC” or the “Committee”), left the range of the federal funds rate unchanged at the 5.25%-5.50% range set in July 2023 to assess the impact of policy firming on inflation and employment. The median federal funds rate forecast contained in the Summary of Economic Projections
(“SEP”), released in conjunction with the FOMC meeting for March 2024, was unchanged from the December 2023 projection of 4.60% and continued to imply, in our estimation, three cuts of 0.25% in the range for the target rate for 2024.
However, as of April 30, 2024, Fed Funds Futures pointed to the first 25bps cut coming in June 2024 and lowered the total level of cuts expected by the end of 2024 to less than 100bps, down from almost 160bps in January. In an additional notable change, the FOMC statement noted that beginning in June 2024, the Committee would reduce the rate of reduction in its securities holdings by lowering the ceiling on maturing Treasury securities (i.e., the “monthly redemption cap”) by more than half, to $25 billion.
In a statement released in conjunction with the meeting, the Committee reiterated that inflation “remains elevated” while again acknowledging that it has “eased over the past year.” The statement was also updated to note “in recent months” the “lack of further progress toward the Committee’s 2% inflation objective”. The Committee also echoed its previous outlook for future interest rate actions, noting “any adjustments” to the federal funds target range would be based on an evaluation of “incoming data, the evolving outlook, and the balance of risks,” while again acknowledging that the FOMC “does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward” its 2% target.
Utilization of the Fed’s reverse repurchase program (“RRP”) decreased in 2024 as investors rotated out of the RRP and into new Treasury supply and dealer repo rates remain more attractive, in our opinion. Year to date, balances held at the RRP have fallen from $700 billion to $327 billion during tax season before bouncing back to $534 billion at April 2024 month-end. As of April 30, 2024, Treasury bill (“T-bill”) tenors between one-month and one-year traded between 5.24% and 5.38%. For reference, T-bills of the same tenors traded between 4.18% and 4.76% as of April 30, 2023. Treasury yields have remained contained as market expectations for rate cuts have been reduced and pushed out.
The Secured Overnight Financing Rate (“SOFR”)—a broad-based proxy for overnight repo collateralized by Treasuries—has been printing in line with or just below the
Reverse Repurchase Program rate. As of April 30, SOFR stood at 5.34%. As of April 25th, rates on first tier non-financial commercial paper (“CP”) ranged from 5.29% to
5.34% for tenors 30 days and in, while financial CP rates were pegged at 5.31%.
Turning to short-term municipal bonds, municipal money market industry assets were mostly rangebound before drifting lower in January 2024 then ultimately moving higher to end the reporting period at $124.9 billion as of April 30, 2024. The upward momentum in industry assets marked a $4.7 billion increase for the period.
Amongst the elevated rate environment, the Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly Variable
Rate Demand Notes (“VRDNs”), remained at attractive levels relative to taxable alternatives for much of the period, helping to attract and grow tax exempt money fund industry assets. VRDN inventory on dealer balance sheets ranged from a low of $600 million to a high of $9 billion, corresponding to the lows and highs in the SIFMA Index, respectively, and averaged approximately $4.5 billion, slightly below the one-year average of $4.7 billion. The 7-day SIFMA Index started the period at 4.09%, moved lower throughout November 2023, and then higher to 4.52% in late December 2023 amongst heavy VRDN inventory at year-end. In early January 2024, seasonal reinvestment cash from bond maturities and coupon payments briefly overwhelmed available VRDN inventory, pushing the SIFMA Index to a period low of 1.90%. Ultimately, the index posted its highest yield of the period at 4.55% in late January 2024, before ending the period at 3.77% following tax season in April.
Looking ahead, municipalities are currently in the process of reviewing their 2025 fiscal budgets and assessing their operating financing needs. Though overall municipal bond issuance has swelled year to date, short-term municipal note supply is expected to increase only slightly in 2024, remaining subdued compared to pre-pandemic levels as municipal fundamentals remain supportive. Additionally, as the yield curve remains inverted, the bulk of issuance has been focused on longer-term municipal bond deals while front-end issuance remains light. Overall, while the municipal credit cycle has likely plateaued, in our opinion, high reserves should cushion potentially softer state and local revenue collections. Municipal fundamentals remain strong as most issuers are positioned well to absorb the impact of any economic contraction, should one surface.
Our municipal money market fund continues to maintain high levels of daily and weekly liquidity amongst an attractive front-end rate environment.

Fund Information
as of April 30, 2024

Fund Information
BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.18% 5.18%
Administration ............................ 5.08 5.08
Bancroft Capital ........................... 5.18 5.18
Cabrera Capital Markets ..................... 5.18 5.18
Cash Management ......................... 4.68 4.68
Dollar .................................. 4.93 4.93
Great Pacific ............................. 5.18 5.18
Mischler Financial Group ..................... 5.18 5.18
Penserra ............................... 5.18 5.18
Stern Brothers ............................ 5.18 5.18
Tigress ................................. 5.18 5.18
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 76.6%
U.S. Government Sponsored Agency Obligations .............. 22.6
Other Assets Less Liabilities ............................ 0.8
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.18% 5.18%
Administration ............................ 5.08 5.08
Capital ................................. 5.14 5.14
Cash Management ......................... 4.69 4.69
Cash Reserve ............................ 4.79 4.79
Dollar .................................. 4.93 4.93
Mischler Financial Group ..................... 5.18 5.18
Premier ................................ 5.18 5.18
Private Client ............................ 4.68 4.68
Select ................................. 4.36 4.36
Stern Brothers ............................ 5.18 5.18
Tigress ................................. 5.18 5.18
WestCap ............................... 5.18 5.18
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 45.6%
Repurchase Agreements ............................... 41.6
U.S. Government Sponsored Agency Obligations .............. 10.2
Other Assets Less Liabilities ............................ 2.6
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.34% 5.34%
Dollar .................................. 5.32 5.31
Great Pacific ............................. 5.34 5.34
Premier ................................ 5.35 5.35
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 32.7%
Commercial Paper ................................... 32.2
Certificates of Deposit ................................. 18.7
Time Deposits ...................................... 11.1
U.S. Treasury Obligations .............................. 1.5
Municipal Bonds .................................... 0.6
Corporate Bonds .................................... 0.3
U.S. Government Sponsored Agency Obligations .............. 0.0
(a)
Other Assets Less Liabilities ............................ 2.9
(a)
Represents less than 0.1% of the Fund's net assets.

Fund Information
as of April 30, 2024 (continued)
2024
BlackRock Semi-Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.35% 5.34%
Administration ............................ 5.25 5.24
Cabrera Capital Markets ..................... 5.35 5.34
Capital ................................. 5.30 5.29
Cash Management ......................... 4.85 4.85
Cash Reserve ............................ 4.98 4.97
Dollar .................................. 5.10 5.10
Private Client ............................ 4.85 4.85
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 31.8%
Commercial Paper ................................... 30.6
Certificates of Deposit ................................. 18.6
Time Deposits ...................................... 11.6
Municipal Bonds .................................... 1.5
U.S. Treasury Obligations .............................. 1.5
Corporate Bonds .................................... 0.4
U.S. Government Sponsored Agency Obligations .............. 0.1
Other Assets Less Liabilities ............................ 3.9
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.18% 5.18%
Administration ............................ 5.08 5.08
Capital ................................. 5.13 5.13
Cash Management ......................... 4.68 4.68
Cash Reserve ............................ 4.78 4.78
Dollar .................................. 4.93 4.93
Premier ................................ 5.18 5.18
Select ................................. 4.35 4.35
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 54.2%
Repurchase Agreements ............................... 43.1
Other Assets Less Liabilities ............................ 2.7
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.19% 5.20%
Administration ............................ 5.09 5.11
Capital ................................. 5.14 5.15
Cash Management ......................... 4.69 4.70
Cash Reserve ............................ 4.79 4.80
Dollar .................................. 4.95 4.96
Select ................................. 4.36 4.38
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 100.3%
Liabilities in Excess of Other Assets ....................... (0.3)

Fund Information
as of April 30, 2024 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.45% 3.44%
Dollar .................................. 3.20 3.20
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 98.3%
Closed-End Investment Companies ....................... 1.1
Other Assets Less Liabilities ............................ 0.6

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,026.20 $ 0.86 $ 1,000.00 $ 1,024.02 $ 0.86 0.17%
Administration ............................. 1,000.00 1,025.70 1.36 1,000.00 1,023.52 1.36 0.27
Bancroft Capital ............................ 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Cabrera Capital Markets ...................... 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Cash Management .......................... 1,000.00 1,023.70 3.37 1,000.00 1,021.53 3.37 0.67
Dollar ................................... 1,000.00 1,025.00 2.11 1,000.00 1,022.77 2.11 0.42
Great Pacific .............................. 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Mischler Financial Group ...................... 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Penserra ................................ 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Stern Brothers ............................. 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
Tigress .................................. 1,000.00 1,026.20 0.86 1,000.00 1,024.02 0.86 0.17
FedFund
Institutional ............................... $ 1,000.00 $ 1,026.30 $ 0.86 $ 1,000.00 $ 1,024.02 $ 0.86 0.17%
Administration ............................. 1,000.00 1,025.80 1.36 1,000.00 1,023.52 1.36 0.27
Capital .................................. 1,000.00 1,026.10 1.11 1,000.00 1,023.77 1 .11 0.22
Cash Management .......................... 1,000.00 1,023.70 3.37 1,000.00 1,021.53 3.37 0.67
Cash Reserve ............................. 1,000.00 1,024.20 2.87 1,000.00 1,022.03 2.87 0.57
Dollar ................................... 1,000.00 1,025.00 2.11 1,000.00 1,022.77 2 .11 0.42
Mischler Financial Group ...................... 1,000.00 1,026.30 0.86 1,000.00 1,024.02 0.86 0.17
Premier ................................. 1,000.00 1,026.30 0.86 1,000.00 1,024.02 0.86 0.17
Private Client ............................. 1,000.00 1,023.70 3.42 1,000.00 1,021.48 3.42 0.68
Select .................................. 1,000.00 1,022.10 5.03 1,000.00 1,019.89 5.02 1.00
Stern Brothers ............................. 1,000.00 1,026.30 0.86 1,000.00 1,024.02 0.86 0.17
Tigress .................................. 1,000.00 1,026.30 0.86 1,000.00 1,024 .02 0.86 0.17
WestCap ................................ 1,000.00 1,026.30 0.86 1,000.00 1,024.02 0.86 0.17
TempCash
Institutional ............................... $ 1,000.00 $ 1,027.00 $ 0.91 $ 1,000.00 $ 1,023.97 $ 0.91 0.18%
Dollar ................................... 1,000.00 1,026.40 1.61 1,000.00 1,023.27 1.61 0.32
Great Pacific .............................. 1,000.00 1,027.00 0.91 1,000.00 1,023.97 0.91 0.18
Premier ................................. 1,000.00 1,027.00 0.91 1,000.00 1,023.97 0.91 0.18
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
TempFund
Institutional ............................... $ 1,000.00 $ 1,027.00 $ 0.91 $ 1,000.00 $ 1,023.97 $ 0.91 0.18%
Administration ............................. 1,000.00 1,026.50 1.41 1,000.00 1,023.47 1.41 0.28
Cabrera Capital Markets ...................... 1,000.00 1,027.00 0.91 1,000.00 1,023.97 0.91 0.18
Capital .................................. 1,000.00 1,026.90 1.16 1,000.00 1,023.72 1.16 0.23
Cash Management .......................... 1,000.00 1,024.50 3.42 1,000.00 1,021.48 3 .42 0.68
Cash Reserve ............................. 1,000.00 1,025.10 2.77 1,000.00 1,022.13 2.77 0.55
Dollar ................................... 1,000.00 1,025.80 2.17 1,000.00 1,022.73 2.16 0.43
Private Client ............................. 1,000.00 1,024.50 3.42 1,000.00 1,021.48 3 .42 0.68
T-Fund
Institutional ............................... $ 1,000.00 $ 1,026.30 $ 0.86 $ 1,000.00 $ 1,024.02 $ 0.86 0.17%
Administration ............................. 1,000.00 1,025.80 1.36 1,000.00 1,023.52 1.36 0.27
Capital .................................. 1,000.00 1,026.00 1.11 1,000.00 1,023.77 1.11 0.22
Cash Management .......................... 1,000.00 1,023.70 3.37 1,000.00 1,021.53 3.37 0.67
Cash Reserve ............................. 1,000.00 1,024.20 2.87 1,000.00 1,022.03 2.87 0.57
Dollar ................................... 1,000.00 1,025.00 2.11 1,000.00 1,022.77 2.11 0.42
Premier ................................. 1,000.00 1,026.30 0.86 1,000.00 1,024.02 0.86 0.17
Select .................................. 1,000.00 1,022.10 5.03 1,000.00 1,019.89 5.02 1.00
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,026.30 $ 0.86 $ 1,000.00 $ 1,024.02 $ 0.86 0.17%
Administration ............................. 1,000.00 1,025.80 1.36 1,000.00 1,023.52 1.36 0.27
Capital .................................. 1,000.00 1,026.10 1.11 1,000.00 1,023.77 1.11 0.22
Cash Management .......................... 1,000.00 1,023.80 3.37 1,000.00 1,021.53 3.37 0.67
Cash Reserve ............................. 1,000.00 1,024.30 2.87 1,000.00 1,022.03 2.87 0.57
Dollar ................................... 1,000.00 1,025.10 2.06 1,000.00 1,022.82 2.06 0.41
Select .................................. 1,000.00 1,022.10 5.03 1,000.00 1,019.89 5.02 1.00
MuniCash
Institutional ............................... $ 1,000.00 $ 1,015.70 $ 1.00 $ 1,000.00 $ 1,023.87 $ 1.01 0.20%
Dollar ................................... 1,000.00 1,014.50 2.15 1,000.00 1,022.73 2.16 0.43
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
Expense Examples
(continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................. USD 9,032 $ 9,029,835
Federal Farm Credit Bank Discount Notes
(a)
5.35% ,  09/19/24 .................. 410 401,682
5.28% ,  12/02/24 .................. 28,615 27,799,830
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR at 0.00% Floor + 0.05%),
5.37% ,  05/09/24 ................ 22,355 22,355,000
(1-day SOFR at 0.00% Floor + 0.09%),
5.41% ,  08/26/24 ................ 51,440 51,440,000
(1-day SOFR at 0.00% Floor + 0.09%),
5.41% ,  09/23/24 ................ 17,675 17,675,000
(1-day SOFR at 0.00% Floor + 0.17%),
5.49% ,  01/23/25 ................ 28,245 28,245,000
(1-day SOFR a t 0.00% Floor + 0.14%),
5.46% ,  05/27/25 ................ 30,510 30,510,000
(1-day SOFR at 0.00% Floor + 0.05%),
5.37% ,  06/20/25 ................ 2,217 2,217,000
Federal Home Loan Bank Bonds,
5.50%, 04/15/25 ................. 35,140 35,140,000
Federal Home Loan Bank Discount Notes
(a)
5.35% ,  05/01/24 .................. 100,000 100,000,000
5.36% ,  05/14/24 .................. 35,200 35,132,885
5.39% ,  06/26/24 .................. 37,035 36,730,646
5.34% ,  07/24/24 .................. 50,000 49,386,683
5.34% ,  07/26/24 .................. 137,000 135,278,519
5.39% ,  08/02/24 .................. 42,760 42,206,326
5.34% ,  09/03/24 .................. 7,355 7,231,268
5.30% ,  11/01/24 .................. 13,539 13,200,033
5.30% ,  11/04/24 .................. 6,875 6,699,655
5.30% ,  11/12/24 .................. 5,937 5,785,211
5.31% , 11/26/24 .................. 34,940 33,981,552
5.28% ,  01/24/25 .................. 34,830 33,589,297
5.24% ,  02/10/25 .................. 16,169 15,559,698
5.24% ,  02/11/25 .................. 25,560 24,593,434
Federal Home Loan Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% ,  05/08/24 ................ 17,345 17,345,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% ,  05/20/24 ................ 110,000 110,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% ,  06/18/24 ................ 32,900 32,900,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% ,  07/09/24 ................ 72,970 72,970,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% ,  09/04/24 ................ 54,580 54,580,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% ,  09/09/24 ................ 100,000 100,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% ,  10/24/24 ................ 100,000 100,000,000
(1-day SOFR at 0.00% Floor + 0.16%),
5.48% ,  07/21/25 ................ 50,000 50,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.52% ,  11/13/25 ................ 50,000 50,000,000
Total U.S. Government Sponsored Agency Obligations — 22.6%
(Cost: $1,351,983,554) ............................ 1,351,983,554
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.67%, 05/02/24 .................. 412,990 412,929,700
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.59%, 05/07/24 .................. USD 37,168 $ 37,135,379
4.76%, 05/09/24 .................. 170,508 170,308,095
4.98%, 05/14/24 .................. 330,380 329,751,123
5.02%, 05/16/24 .................. 451,000 450,009,056
5.10%, 05/21/24 .................. 331,491 330,524,515
5.17%, 05/28/24 .................. 103,162 102,754,691
5.19%, 05/30/24 .................. 123,846 123,319,242
5.23%, 06/04/24 .................. 323,371 321,786,462
5.24%, 06/06/24 .................. 100,000 99,471,500
5.26%, 06/13/24 .................. 265,000 263,366,054
5.27%,  06/18/24 .................. 150,000 148,945,000
5.30%, 06/25/24 .................. 92,065 91,323,045
5.31%, 07/05/24 .................. 61,392 60,832,808
5.32%, 07/09/24 .................. 340 336,616
5.31%, 07/11/24 .................. 178,086 176,309,823
5.32%, 07/18/24 .................. 161,068 159,331,013
5.33%, 07/23/24 .................. 53,636 52,992,607
5.33%, 07/25/24 .................. 99,219 98,043,399
5.33%, 07/30/24 .................. 175,829 173,540,997
5.34%, 08/01/24 .................. 63,796 62,983,875
5.35%, 08/06/24 .................. 83,116 81,951,255
5.35%,  08/13/24 .................. 32,600 32,107,450
5.37%, 08/20/24 .................. 26,700 26,268,720
5.37%, 08/27/24 .................. 64,760 63,647,711
5.35%, 09/05/24 .................. 620 608,834
5.33%, 09/12/24 .................. 31,849 31,244,400
5.34%, 09/19/24 .................. 21,829 21,390,793
5.35%, 09/26/24 .................. 38,000 37,200,923
5.34%, 10/10/24 .................. 27,304 26,676,232
5.35%, 10/24/24 .................. 42,943 41,859,691
5.35%, 10/31/24 .................. 87,900 85,604,761
5.29%, 11/29/24 .................. 161 156,461
5.20%, 01/23/25 .................. 21,411 20,685,434
5.23%, 02/20/25 .................. 3,900 3,747,559
5.24%, 03/20/25 .................. 884 845,850
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.04%),
5.36%, 07/31/24
(b)
............... 20,000 19,997,582
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.47%, 10/31/24
(b)
............... 149,970 149,996,460
2.13%, 11/30/24 .................. 42,750 41,981,022
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
5.53%, 01/31/25
(b)
............... 50,000 50,035,185
1.13%, 02/28/25 .................. 2,128 2,060,705
2.75%, 02/28/25 .................. 2,949 2,894,445
(US Treasury 3 Month Bill Mone y Market
Yield at 0.00% Floor + 0.13%),
5.45%, 07/31/25
(b)
............... 59,255 59,242,245
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.50%, 10/31/25
(b)
............... 38,111 38,101,480
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
5.57%, 01/31/26
(b)
............... 75,000 75,000,000
Total U.S. Treasury Obligations — 76.6%
(Cost: $4,579,300,198) ............................ 4,579,300,198
Total Investments — 99.2%
(Cost: $5,931,283,752 ) ............................ 5,931,283,752
Other Assets Less Liabilities — 0.8% .................... 50,447,019
Net Assets — 100.0% ...............................
$ 5,981,730,771

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Liquid Federal Trust Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 1,351,983,554 $ — $ 1,351,983,554
U.S. Treasury Obligations ................................... — 4,579,300,198 — 4,579,300,198
$ — $ 5,931,283,752 $ — $ 5,931,283,752

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................. USD 213,740 $ 213,688,769
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
5.46% , 11/07/24 ................ 25,000 25,000,000
(1-day SOFR at 0.00% Floor + 0.05%),
5.37% , 06/20/25 ................ 57,547 57,547,000
Federal Home Loan Bank Bonds,
5.50%, 04/15/25 ................. 823,760 823,760,000
Federal Home Loan Bank Discount Notes
(b)
5.38% , 06/10/24 .................. 25,000 24,854,167
5.39% , 06/17/24 .................. 136,700 135,763,928
5.39% , 06/18/24 .................. 49,500 49,151,520
5.34% , 09/03/24 .................. 166,847 164,040,147
5.35% , 09/16/24 .................. 169,521 166,148,380
5.30% , 11/01/24 .................. 164,385 160,402,499
5.30% , 11/04/24 .................. 162,689 158,539,662
5.30% , 11/12/24 .................. 158,386 154,336,598
5.31% , 11/26/24 .................. 300,000 291,770,625
5.29% , 12/26/24 .................. 100,000 96,879,722
5.28% , 01/24/25 .................. 174,110 167,907,911
5.28% , 01/27/25 .................. 1,058,639 1,021,741,608
5.24% , 02/03/25 .................. 50,000 48,220,028
5.24% , 02/10/25 .................. 484,554 466,294,390
5.24% , 02/11/25 .................. 698,330 671,922,263
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 05/08/24 ................ 454,670 454,670,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 05/09/24 ................ 382,600 382,600,000
(1-day SOFR at 0.00% Floor + 0.07%),
5.38% , 05/24/24 ................ 204,600 204,607,107
(1-day SOFR at 0.00% Floor + 0.08%),
5.40% , 06/06/24 ................ 432,600 432,627,499
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 06/18/24 ................ 831,700 831,700,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 06/27/24 ................ 345,000 345,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 07/05/24 ................ 134,300 134,300,000
(1-day SOFR at 0.00% Floor + 0.07%),
5.39% , 07/12/24 ................ 213,160 213,160,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 07/29/24 ................ 303,800 303,800,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 08/23/24 ................ 475,700 475,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 08/26/24 ................ 167,600 167,600,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 08/27/24 ................ 712,700 712,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 08/29/24 ................ 170,495 170,495,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 09/04/24 ................ 1,239,440 1,239,440,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 09/09/24 ................ 728,675 728,672,735
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 09/17/24 ................ 127,300 127,300,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.32% , 09/23/24 ................ 257,600 257,600,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 10/16/24 ................ 212,200 212,200,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 10/22/24 ................ 510,600 510,600,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 10/24/24 ................ USD 324,500 $ 324,500,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 11/18/24 ................ 339,500 339,500,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.33% , 11/21/24 ................ 85,000 85,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.52% , 01/08/26 ................ 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.52% , 01/15/26 ................ 300,000 300,000,000
Federal National Mortgage Association,
2.63%, 09/06/24 ................. 569,428 563,823,556
Total U.S. Government Sponsored Agency Obligations — 10.2%
(Cost: $ 14,915,565,114 ) ............................ 14,915,565,114
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
2.67% , 05/02/24 .................. 746,850 746,739,632
4.59% , 05/07/24 .................. 2,741,619 2,739,243,130
4.76% , 05/09/24 .................. 3,892,111 3,887,561,555
4.98% , 05/14/24 .................. 600,000 598,880,917
5.02% , 05/16/24 .................. 2,500,040 2,494,665,600
5.10% , 05/21/24 .................. 269,510 268,733,661
5.17% , 05/28/24 .................. 82,431 82,110,756
5.23% , 06/04/24 .................. 3,530,740 3,513,552,276
5.26% , 06/13/24 .................. 1,019,972 1,013,874,414
5.27% , 06/18/24 .................. 409,400 406,520,553
5.28% , 06/20/24 .................. 2,090,590 2,075,694,968
5.31% , 07/05/24 .................. 3,283,212 3,253,293,856
5.32% , 07/09/24 .................. 328,570 325,299,188
5.31% , 07/11/24 .................. 3,132,112 3,100,702,894
5.32% , 07/18/24 .................. 3,193,146 3,158,726,546
5.33% , 07/23/24 .................. 595,494 588,340,510
5.33% , 07/25/24 .................. 2,666,775 2,635,177,874
5.33% , 07/30/24 .................. 2,286,130 2,256,383,919
5.34% , 08/01/24 .................. 2,383,362 2,353,040,706
5.35% , 08/06/24 .................. 2,483,068 2,448,284,942
5.33% , 08/08/24 .................. 211,010 208,072,857
5.35% , 08/13/24 .................. 751,200 739,850,200
5.32% , 08/15/24 .................. 1,486,000 1,463,838,374
5.37% , 08/20/24 .................. 374,200 368,156,888
5.34% , 08/22/24 .................. 682,385 671,461,155
5.37% , 08/27/24 .................. 1,622,790 1,594,917,682
5.35% , 08/29/24 .................. 301,215 296,064,223
5.35% , 09/05/24 .................. 837,586 822,503,777
5.33% , 09/12/24 .................. 401 393,388
5.34% , 09/19/24 .................. 601,014 588,938,420
5.35% , 09/26/24 .................. 14,000 13,705,603
5.34% , 10/03/24 .................. 49,990 48,882,864
5.34% , 10/10/24 .................. 620,565 606,290,578
5.35% , 10/24/24 .................. 1,111,236 1,083,203,217
5.35% , 10/31/24 .................. 3,915,243 3,813,349,880
5.29% , 11/29/24 .................. 478,889 465,317,718
5.24% , 12/26/24 .................. 717,047 695,181,800
5.20% , 01/23/25 .................. 639,321 617,645,627
5.23% , 02/20/25 .................. 101,400 97,436,528
5.24% , 03/20/25 .................. 181,322 173,496,797
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.47% , 10/31/24
(a)
............... 2,208,520 2,208,171,856

Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
5.53% , 01/31/25
(a)
............... USD 650,000 $ 650,105,495
1.13% , 02/28/25 .................. 87,715 84,958,434
2.75% , 02/28/25 .................. 109,136 107,122,637
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.49% , 04/30/25
(a)
............... 5,371,785 5,371,712,716
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
5.45% , 07/31/25
(a)
............... 921,600 921,036,879
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.50% , 10/31/25
(a)
............... 2,245,180 2,244,948,227
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
5.57% , 01/31/26
(a)
............... USD 2,000,590 $ 2,001,430,889
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
5.48% , 04/30/26
(a)
............... 675,396 675,396,000
Total U.S. Treasury Obligations — 45 .6%
(Cost: $ 66,580,418,606 ) ............................ 66,580,418,606
Total Repurchase Agreements — 41 .6%
(Cost: $ 60,832,236,250 ) ............................ 60,832,236,250
Total Investments — 97 .4%
(Cost: $ 142,328,219,970 ) ........................... 142,328,219,970
Other Assets Less Liabilities — 2.6% .................... 3,743,480,564
Net Assets — 100.0% ...............................
$ 146,071,700,534
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .31% 04/30/24 05/01/24 $ 54,000 $ 54,000,000 $ 54,007,965
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/15/24 to
07/31/25 ......... $ 55,776,643 $ 55,080,000
5 .31
(a)
04/30/24 05/01/24 600,000 600,000,000 600,088,500
U.S. Treasury
Obligations, 0.13% to
5.48%, due 07/15/24 to
04/30/26 ......... 533,199,480 612,000,002
5 .31 04/30/24 05/01/24 25,000 25,000,000 25,003,687
U.S. Treasury
Obligation, 5.00%, due
09/30/25 ......... 25,450,700 25,500,007
5 .33 04/30/24 05/01/24 10,000 10,000,000 10,001,481
U.S. Government
Sponsored Agency
Obligations, 0.00% to
2.00%, due 05/15/32 to
07/20/67 ......... 504,010,899 10,500,000
– –
$ 689,000,000 $ 703,080,009
– –
Bank of Montreal .... 5 .31 04/30/24 05/01/24 141,000 141,000,000 141,020,798
U.S. Treasury
Obligations, 1.25% to
4.25%, due 07/15/25 to
02/28/31 ......... 155,289,800 143,820,031
5 .33 04/30/24 05/01/24 325,000 325,000,000 325,048,118
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 07/01/48 to
04/01/54 ......... 477,942,561 334,750,000
5 .42 04/24/24 05/01/24 25,000 25,000,000 25,026,347
U.S. Government
Sponsored Agency
Obligation, 6.83%, due
11/20/53 ......... 26,623,983 26,250,001
– –
$ 491,000,000 $ 504,820,032
– –
Bank of Nova Scotia
(The) .......... 5 .31 04/30/24 05/01/24 3,000 3,000,000 3,000,442
U.S. Treasury
Obligations, 0.00% to
3.75%, due 08/13/24 to
06/30/30 ......... 3,150,800 3,060,502
– –
Barclays Bank plc ... 5 .31 04/30/24 05/01/24 1,200,000 1,200,000,000 1,200,177,000
U.S. Treasury
Obligations, 3.38% to
5.00%, due 09/30/25 to
08/15/42 ......... 1,334,087,400 1,224,000,026
5 .31 04/30/24 05/01/24 185,000 185,000,000 185,027,288
U.S. Treasury
Obligation, 3.88%, due
02/15/43 ......... 213,519,500 188,700,037
5 .32 04/30/24 05/01/24 1,450,000 1,450,000,000 1,450,214,278
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 07/15/39 to
05/16/65 ......... 13,774,502,475 1,522,500,000
5 .40
(b)
04/30/24 05/08/24 200,000 200,000,000 200,240,000
U.S. Government
Sponsored Agency
Obligations, 3.50% to
4.00%, due 01/20/42 to
05/20/53 ......... 1,313,786,999 204,000,000
– –
$ 3,035,000,000 $ 3,139,200,063
– –
Barclays Capital, Inc. . 5 .47
(b)
04/30/24 06/05/24 799,000 799,000,000 803,370,530
U.S. Government
Sponsored Agency
Obligations, 0.00% to
13.27%, due 10/25/26
to 05/25/54 ....... 2,381,342,262 858,602,573
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
BMO Capital Markets
Corp. .......... 5 .33% 04/30/24 05/01/24 $ 30,000 $ 30,000,000 $ 30,004,442
U.S. Government
Sponsored Agency
Obligation, 4.19%, due
07/01/33 ......... $ 32,939,085 $ 30,900,000
5 .42 04/24/24 05/01/24 175,000 175,000,000 175,184,431
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 06/25/24 to
09/20/73 ......... 5,772,106,054 183,750,000
– –
$ 205,000,000 $ 214,650,000
– –
BNP Paribas SA .... 5 .32 04/30/24 05/01/24 1,500,000 1,500,000,000 1,500,221,667
U.S. Treasury
Obligations, 0.00% to
5.57%, due 07/05/24 to
02/15/54 ......... 1,796,410,032 1,530,000,060
5 .33 04/30/24 05/01/24 573,000 573,000,000 573,084,836
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
05/21/24 to 02/20/74 1,932,565,022 588,817,735
5 .36
(b)
04/30/24 05/08/24 1,200,000 1,200,000,000 1,201,429,333
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/09/24 to
11/15/52 ......... 1,355,466,328 1,224,000,007
5 .39
(b)
04/30/24 05/08/24 400,000 400,000,000 400,479,111
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 05/15/27 to
01/20/74 ......... 6,172,872,683 416,432,095
5 .43
(b)
04/30/24 05/09/24 1,800,000 1,800,000,000 1,802,443,500
U.S. Treasury
Obligations, 0.13% to
5.00%, due 06/15/24 to
02/15/51 ......... 1,935,610,500 1,836,000,000
5 .51
(b)
04/30/24 06/05/24 300,000 300,000,000 301,653,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
01/15/27 to 08/20/73 7,568,960,020 312,543,668
– –
$ 5,773,000,000 $ 5,907,793,565
– –
Citibank NA ........ 5 .31 04/30/24 05/01/24 150,000 150,000,000 150,022,125
U.S. Treasury
Obligations, 0.13% to
5.50%, due 07/15/24 to
04/01/54 ......... 133,730,400 152,999,054
– –
Citigroup Global Markets,
Inc. ........... 5 .31 04/30/24 05/01/24 301,000 301,000,000 301,044,397
U.S. Treasury
Obligations, 3.88% to
4.88%, due 11/30/25 to
12/31/27 ......... 308,708,200 307,020,027
5 .31
(a)
04/30/24 05/01/24 238,000 238,000,000 238,035,105
U.S. Treasury
Obligations, 0.75% to
4.50%, due 03/31/26 to
04/30/26 ......... 260,314,575 242,760,024
5 .32 04/24/24 05/01/24 1,150,000 1,150,000,000 1,151,189,611
U.S. Treasury
Obligation, 0.13%, due
10/15/24 ......... 975,127,100 1,173,000,005
5 .33 04/24/24 05/01/24 1,000,000 1,000,000,000 1,001,036,389
U.S. Treasury
Obligations, 0.00% to
4.25%, due 10/15/25 to
02/15/54 ......... 1,831,718,142 1,020,000,092

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .33% 04/30/24 05/01/24 $ 535,000 $ 535,000,000 $ 535,079,210
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.63% to 4.00%, due
04/30/25 to 06/20/52 $ 713,339,239 $ 545,700,037
5 .40
(b)
04/30/24 05/01/24 500,000 500,000,000 500,075,000
U.S. Treasury
Obligations, 1.25% to
3.13%, due 12/31/26 to
08/31/27 ......... 543,235,600 510,000,023
– –
$ 3,724,000,000 $ 3,798,480,208
– –
Credit Agricole Corporate
& Investment Bank SA 5 .31
(a)
04/30/24 05/01/24 1,249,000 1,249,000,000 1,249,184,227
U.S. Treasury
Obligations, 1.13% to
4.75%, due 04/15/28 to
08/15/53 ......... 1,671,328,648 1,273,980,042
5 .31 04/30/24 05/01/24 27,000 27,000,000 27,003,983
U.S. Treasury
Obligation, 0.50%, due
01/15/28 ......... 23,354,600 27,540,057
5 .33 04/30/24 05/01/24 50,000 50,000,000 50,007,403
U.S. Treasury
Obligation, 1.88%, due
02/28/29 ......... 57,733,600 51,000,016
– –
$ 1,326,000,000 $ 1,352,520,115
– –
Deutsche Bank AG ... 5 .31 04/30/24 05/01/24 560,000 560,000,000 560,082,600
U.S. Treasury
Obligations, 3.00% to
4.25%, due 05/15/42 to
02/15/54 ......... 726,377,400 571,200,037
5 .33 04/30/24 05/01/24 500,000 500,000,000 500,074,028
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 06/15/24 to
01/01/57 ......... 1,073,031,788 516,808,570
– –
$ 1,060,000,000 $ 1,088,008,607
– –
Fixed Income Clearing
Corporation ..... 5 .31 04/30/24 05/01/24 1,500,000 1,500,000,000 1,500,221,250
U.S. Treasury
Obligations, 5.31%, due
05/01/24 ......... 2,518,315,000 1,530,000,088
5 .31 04/30/24 05/01/24 750,000 750,000,000 750,110,625
U.S. Treasury
Obligations, 4.63% to
4.88%, due 04/30/26 to
09/15/26 ......... 766,740,300 765,000,051
5 .31 04/30/24 05/01/24 1,500,000 1,500,000,000 1,500,221,250
U.S. Treasury
Obligations, 3.50% to
3.75%, due 09/15/25 to
12/31/28 ......... 1,564,254,800 1,530,000,081
5 .31 04/30/24 05/01/24 500,000 500,000,000 500,073,750
U.S. Treasury
Obligations, 0.00% to
5.49%, due 10/03/24 to
11/15/53 ......... 581,695,300 510,000,090
5 .32 04/30/24 05/01/24 1,000,000 1,000,000,000 1,000,147,778
U.S. Treasury
Obligations, 0.00% to
6.88%, due 05/31/24 to
06/30/30 ......... 1,054,639,700 1,020,000,046
5 .32 04/30/24 05/01/24 750,000 750,000,000 750,110,833
U.S. Treasury
Obligations, 0.00% to
4.38%, due 05/31/24 to
02/15/50 ......... 814,278,800 765,000,094
5 .33 04/30/24 05/01/24 1,750,000 1,750,000,000 1,750,259,097
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 03/01/43 to
04/01/54 ......... 2,129,657,306 1,802,500,000

Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .33% 04/30/24 05/01/24 $ 2,500,000 $ 2,500,000,000 $ 2,500,370,139
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.50% to 7.50%, due
04/30/25 to 06/01/62 $ 16,364,579,246 $ 2,574,739,105
5 .33 04/30/24 05/01/24 3,500,000 3,500,000,000 3,500,518,194
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
09/12/24 to 05/01/58 6,316,064,687 3,614,872,104
5 .33 04/30/24 05/01/24 500,000 500,000,000 500,074,028
U.S. Government
Sponsored Agency
Obligation, 7.00%, due
01/01/54 ......... 531,530,945 515,000,001
5 .33 04/30/24 05/01/24 3,500,000 3,500,000,000 3,500,518,194
U.S. Treasury
Obligations, 0.00% to
5.50%, due 05/02/24 to
02/15/54 ......... 3,929,781,800 3,570,000,021
5 .33 04/30/24 05/01/24 4,000,000 4,000,000,000 4,000,592,222
U.S. Treasury
Obligations, 0.00% to
5.53%, due 05/16/24 to
08/15/52 ......... 4,322,627,000 4,080,000,008
5 .33 04/30/24 05/01/24 1,500,000 1,500,000,000 1,500,222,083
U.S. Treasury
Obligations, 0.00% to
5.48%, due 05/15/24 to
02/15/54 ......... 1,703,300,800 1,530,000,003
– –
$ 23,250,000,000 $ 23,807,111,692
– –
Goldman Sachs & Co.
LLC ........... 5 .32 04/30/24 05/01/24 87,000 87,000,000 87,012,857
U.S. Treasury
Obligation, 3.50%, due
01/31/30 ......... 93,313,000 88,740,089
5 .33 04/30/24 05/01/24 857,000 857,000,000 857,126,884
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 09/15/25 to
07/15/65 ......... 1,323,229,770 874,140,000
5 .38
(b)
04/30/24 06/05/24 1,114,500 1,114,500,000 1,120,496,010
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.50% to 7.50%, due
08/15/24 to 09/15/64 2,261,088,820 1,136,790,001
– –
$ 2,058,500,000 $ 2,099,670,090
– –
HSBC Securities USA,
Inc. ........... 5 .32 04/30/24 05/01/24 450,000 450,000,000 450,066,500
U.S. Treasury
Obligations, 0.00% to
7.63%, due 02/15/25 to
02/15/54 ......... 679,343,212 459,000,001
5 .33 04/30/24 05/01/24 20,000 20,000,000 20,002,961
U.S. Government
Sponsored Agency
Obligations, 2.30% to
6.00%, due 06/01/35 to
04/01/54 ......... 24,707,070 20,600,000
5 .33
(c)
04/30/24 05/01/24 286,000 286,000,000 286,042,344
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 06/20/33 to
04/20/54 ......... 444,489,684 291,720,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .34%
(b)
04/30/24 05/08/24 $ 350,000 $ 350,000,000 $ 350,415,333
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.50%, due 06/20/29 to
04/20/54 ......... $ 610,739,021 $ 357,000,000
– –
$ 1,106,000,000 $ 1,128,320,001
– –
ING Financial Markets
LLC ........... 5 .31 04/30/24 05/01/24 125,000 125,000,000 125,018,438
U.S. Treasury
Obligations, 0.00% to
4.38%, due 08/29/24 to
05/15/53 ......... 142,377,000 127,500,019
5 .33 04/30/24 05/01/24 150,000 150,000,000 150,022,208
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 07/01/33 to
07/01/56 ......... 197,677,416 154,486,858
– –
$ 275,000,000 $ 281,986,877
– –
JP Morgan Securities
LLC ........... 5 .31 04/30/24 05/01/24 266,000 266,000,000 266,039,235
U.S. Treasury
Obligation, 0.13%, due
10/15/26 ......... 252,238,900 271,320,085
5 .31 04/30/24 05/01/24 65,000 65,000,000 65,009,588
U.S. Treasury
Obligation, 0.00%, due
10/17/24 ......... 67,953,400 66,300,026
5 .33 04/30/24 05/01/24 1,032,000 1,032,000,000 1,032,152,793
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 05/20/32 to
03/20/64 ......... 1,505,906,888 1,052,640,000
5 .34
(b)
04/30/24 05/08/24 3,000,000 3,000,000,000 3,003,560,000
U.S. Treasury
Obligations, 0.38% to
4.50%, due 05/31/25 to
01/15/27 ......... 2,921,629,400 3,060,000,043
– –
$ 4,363,000,000 $ 4,450,260,154
– –
Mizuho Securities USA
LLC ........... 5 .33 04/30/24 05/01/24 1,269,000 1,269,000,000 1,269,187,883
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.21% to 5.50%, due
06/15/24 to 01/25/58 1,662,141,328 1,294,868,389
5 .39 04/30/24 05/01/24 2,000,000 2,000,000,000 2,000,299,444
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.00%, due 04/01/25 to
10/16/64 ......... 11,943,199,121 2,081,890,515
5 .46
(b)
04/30/24 06/05/24 1,000,000 1,000,000,000 1,005,460,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
12.08%, due 03/25/25
to 03/16/63 ....... 4,787,323,095 1,050,001,333
– –
$ 4,269,000,000 $ 4,426,760,237
– –
Morgan Stanley & Co.
LLC ........... 5 .31 04/30/24 05/01/24 4,000 4,000,000 4,000,590
U.S. Treasury
Obligations, 0.00% to
4.13%, due 03/31/29 to
11/15/51 ......... 7,380,500 4,080,009
5 .33 04/30/24 05/01/24 125,000 125,000,000 125,018,507
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
12/20/24 to 04/20/54 311,335,353 127,500,067

Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .33% 04/30/24 05/01/24 $ 250,000 $ 250,000,000 $ 250,037,014
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
10/08/24 to 07/15/63 $ 746,522,057 $ 255,021,895
– –
$ 379,000,000 $ 386,601,971
– –
MUFG Securities
Americas, Inc. .... 5 .31 04/30/24 05/01/24 105,000 105,000,000 105,015,488
U.S. Treasury
Obligations, 0.00% to
4.25%, due 07/18/24 to
08/15/46 ......... 110,557,800 107,100,000
5 .33 04/30/24 05/01/24 268,000 268,000,000 268,039,679
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 08/25/35 to
03/25/54 ......... 2,960,314,832 279,517,761
– –
$ 373,000,000 $ 386,617,761
– –
Natixis SA ......... 5 .31 04/30/24 05/01/24 36,000 36,000,000 36,005,310
U.S. Treasury
Obligations, 0.38% to
4.63%, due 11/15/25 to
05/15/51 ......... 48,901,800 36,720,015
5 .33 04/30/24 05/01/24 800,000 800,000,000 800,118,444
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
05/16/24 to 05/01/54 994,992,814 816,947,313
– –
$ 836,000,000 $ 853,667,328
– –
Nomura Securities
International, Inc. .. 5 .31 04/30/24 05/01/24 250,000 250,000,000 250,036,875
U.S. Treasury
Obligations, 1.50% to
4.38%, due 08/15/26 to
11/15/52 ......... 276,539,300 255,000,541
5 .33 04/30/24 05/01/24 1,815,000 1,815,000,000 1,815,268,721
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.00%, due 01/15/25 to
05/15/65 ......... 2,350,959,546 1,851,307,010
– –
$ 2,065,000,000 $ 2,106,307,551
– –
Prudential Insurance Co.
of America ...... 5 .34 04/30/24 05/01/24 138,919 138,918,750 138,939,356
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 358,500,000 141,717,731
5 .34 04/30/24 05/01/24 35,850 35,850,000 35,855,318
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 36,572,318
5 .34 04/30/24 05/01/24 60,300 60,300,000 60,308,944
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 80,000,000 61,514,545
5 .34 04/30/24 05/01/24 22,488 22,487,500 22,490,836
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 22,940,586
5 .34 04/30/24 05/01/24 48,743 48,742,500 48,749,730
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 49,724,580
5 .34 04/30/24 05/01/24 17,595 17,595,000 17,597,610
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 17,949,510
5 .34 04/30/24 05/01/24 17,020 17,020,000 17,022,525
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 17,362,925

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .34% 04/30/24 05/01/24 $ 23,563 $ 23,562,500 $ 23,565,995
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... $ 50,000,000 $ 24,037,495
5 .34 04/30/24 05/01/24 21,675 21,675,000 21,678,215
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 22,111,715
5 .34 04/30/24 05/01/24 58,250 58,250,000 58,258,640
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 100,000,000 59,423,640
5 .34 04/30/24 05/01/24 36,000 36,000,000 36,005,340
U.S. Treasury
Obligation, 3.00%, due
08/15/52 ......... 50,000,000 36,725,340
5 .34 04/30/24 05/01/24 53,785 53,785,000 53,792,978
U.S. Treasury
Obligation, 0.00%, due
11/15/26 ......... 62,000,000 54,868,678
5 .34 04/30/24 05/01/24 4,763 4,762,500 4,763,206
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 4,858,506
5 .34 04/30/24 05/01/24 20,125 20,125,000 20,127,985
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 20,530,485
5 .34 04/30/24 05/01/24 38,313 38,312,500 38,318,183
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 39,084,183
5 .34 04/30/24 05/01/24 105,350 105,350,000 105,365,627
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 107,472,627
– –
$ 702,736,250 $ 716,894,864
– –
Royal Bank of Canada 5 .31 04/30/24 05/01/24 150,000 150,000,000 150,022,125
U.S. Treasury
Obligations, 0.13% to
4.38%, due 07/15/26 to
04/15/28 ......... 159,297,500 153,000,032
– –
Societe Generale SA . 5 .31 04/30/24 05/01/24 150,000 150,000,000 150,022,125
U.S. Treasury
Obligation, 2.75%, due
05/31/29 ......... 165,298,100 153,000,048
5 .33 04/30/24 05/01/24 1,250,000 1,250,000,000 1,250,185,069
U.S. Government
Sponsored Agency
Obligations, 3.50% to
6.50%, due 10/20/47 to
01/20/54 ......... 2,200,871,393 1,275,000,001
– –
$ 1,400,000,000 $ 1,428,000,049
– –
TD Securities USA LLC 5 .31 04/30/24 05/01/24 250,000 250,000,000 250,036,875
U.S. Treasury
Obligations, 2.63% to
5.00%, due 09/30/25 to
07/31/29 ......... 267,564,400 255,000,027
5 .33 04/30/24 05/01/24 478,000 478,000,000 478,070,771
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 02/01/41 to
04/01/54 ......... 934,754,647 492,340,001
– –
$ 728,000,000 $ 747,340,028
– –
Wells Fargo Securities
LLC ........... 5 .31
(a)
04/30/24 05/01/24 550,000 550,000,000 550,081,125
U.S. Treasury
Obligations, 0.38% to
4.63%, due 05/31/24 to
11/15/33 ......... 586,241,853 561,000,002
5 .31 04/30/24 05/01/24 272,000 272,000,000 272,040,120
U.S. Treasury
Obligations, 1.63% to
4.50%, due 05/15/38 to
05/15/52 ......... 349,850,100 277,440,023

Schedule of Investments
(unaudited) (continued)
April 30, 2024
FedFund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .33% 04/30/24 05/01/24 $ 800,000 $ 800,000,000 $ 800,118,444
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 03/20/28 to
04/20/54 ......... $ 1,295,391,624 $ 816,000,000
– –
$ 1,622,000,000 $ 1,654,440,025
– –
$ 60,832,236,250 $ 62,350,193,388
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 60,832,236,250 $ — $ 60,832,236,250
U.S. Government Sponsored Agency Obligations ................... — 14,915,565,114 — 14,915,565,114
U.S. Treasury Obligations ................................... — 66,580,418,606 — 66,580,418,606
$ — $ 142,328,219,970 $ — $ 142,328,219,970

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.3%
Bank of America NA
5.90% , 05/14/24 .................. USD 45,000 $ 45,005,574
6.00% , 08/21/24 .................. 30,000 30,031,183
5.75% , 11/14/24 .................. 57,000 57,025,244
5.15% , 01/22/25 .................. 35,000 34,893,355
5.22% , 02/06/25 .................. 28,961 28,882,020
Citibank NA
5.89% , 05/10/24 .................. 33,000 33,003,026
5.92% , 06/20/24 .................. 26,000 26,010,968
Wells Fargo Bank NA
(1-day SOFR at 0.00% Floor + 0.64%),
5.96% , 07/17/24
(a)
............... 32,000 32,037,873
5.18% , 02/07/25 .................. 40,000 39,880,947
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 02/21/25
(a)
............... 21,000 21,003,931
347,774,121
Yankee — 16.4%
(b)
Bank of Montreal, Chicago
5.80% , 11/12/24 .................. 39,000 39,032,224
5.60% , 11/29/24 .................. 50,000 49,992,372
5.50% , 12/06/24 .................. 30,000 29,978,389
Bank of Nova Scotia (The), Houston
(1-day SOFR at 0.00% Floor + 0.47%),
5.79% , 06/03/24
(a)
............... 66,000 66,020,273
5.80% , 11/08/24 .................. 38,800 38,834,941
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 02/21/25
(a)
............... 30,000 29,999,697
Barclays Bank plc, New York , 5.57% , 06/20/24 34,000 34,001,896
BNP Paribas SA, New York
5.83% , 08/08/24 .................. 45,000 45,033,371
5.72% , 08/19/24 .................. 30,000 30,014,927
5.45% , 10/01/24 .................. 40,000 39,995,674
(1-day SOFR + 0.21%), 5.53% , 11/26/24
(a)
. 45,000 44,987,088
5.23% , 12/18/24 .................. 40,000 39,908,569
5.28% , 12/31/24 .................. 33,000 32,926,267
Canadian Imperial Bank of Commerce, New
York
5.90% , 06/13/24 .................. 52,000 52,022,082
5.80% , 11/08/24 .................. 30,000 30,022,474
5.17% , 02/07/25 .................. 44,500 44,361,633
Commonwealth Bank of Australia, New York ,
5.70% , 11/27/24 .................. 60,500 60,560,102
Cooperatieve Rabobank UA, New York ,
5.27% , 02/05/25 .................. 39,000 38,910,893
Credit Agricole Corporate & Investment Bank
SA, New York
5.69% , 05/21/24 .................. 70,000 70,009,238
5.41% , 07/01/24 .................. 33,000 32,997,929
Credit Industriel et Commercial, New York ,
5.46% , 06/17/24 .................. 55,000 54,998,904
HSBC Bank USA NA, New York ,
5.90% , 06/06/24 .................. 42,750 42,763,167
Mitsubishi UFJ Trust & Banking Corp., New
York
5.33% , 05/07/24 .................. 195,500 195,500,000
(1-day SOFR + 0.18%), 5.50% , 08/27/24
(a)
. 30,000 30,004,694
(1-day SOFR + 0.18%), 5.50% , 09/05/24
(a)
. 38,000 38,004,769
(1-day SOFR + 0.20%), 5.52% , 10/01/24
(a)
. 75,000 75,001,837
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.19%), 5.51% , 09/26/24 .. 45,000 45,000,013
(1-day SOFR + 0.25%), 5.57% , 11/06/24 .. 50,500 50,498,935
MUFG Bank Ltd., New York , 5.71% , 05/28/24 . 29,785 29,791,002
Security
Par (000)
Par (000) Value
Yankee (continued)
Natixis SA, New York , (1-day SOFR + 0.18%),
5.50% , 09/10/24
(a)
................. USD 55,400 $ 55,417,175
Nordea Bank Abp, New York , (1-day SOFR +
0.47%), 5.79% , 07/24/24
(a)
........... 20,000 20,015,280
Royal Bank of Canada, New York ,
5.96% , 09/19/24 .................. 40,000 40,052,934
Skandinaviska Enskilda Banken AB, New York
5.45% , 09/19/24 .................. 33,670 33,675,615
(1-day SOFR + 0.17%), 5.49% , 09/27/24
(a)
. 38,000 37,996,721
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.21%), 5.53% , 07/23/24 .. 50,000 50,007,437
(1-day SOFR + 0.17%), 5.49% , 08/06/24 .. 77,000 77,001,667
(1-day SOFR + 0.17%), 5.49% , 08/13/24 .. 60,000 59,999,693
(1-day SOFR + 0.17%), 5.49% , 08/28/24 .. 56,500 56,494,372
(1-day SOFR + 0.20%), 5.52% , 09/23/24 .. 65,500 65,495,248
(1-day SOFR + 0.25%), 5.57% , 09/27/24 .. 55,000 55,006,620
Sumitomo Mitsui Trust Bank Ltd., New York
(1-day SOFR + 0.27%), 5.59% , 07/08/24
(a)
. 70,000 70,019,389
(1-day SOFR + 0.21%), 5.53% , 07/22/24
(a)
. 68,000 68,010,486
(1-day SOFR + 0.18%), 5.50% , 08/01/24
(a)
. 74,000 74,004,837
5.46% , 08/26/24 .................. 80,000 79,993,563
(1-day SOFR + 0.17%), 5.49% , 08/26/24
(a)
. 30,000 29,999,090
(1-day SOFR + 0.17%), 5.49% , 09/05/24
(a)
. 75,000 74,994,838
Toronto-Dominion Bank (The), New York
5.82% , 05/24/24 .................. 35,000 35,004,758
6.00% , 10/02/24 .................. 27,500 27,538,730
5.15% , 12/31/24 .................. 33,000 32,903,026
Westpac Banking Corp., New York
5.25% , 01/22/25 .................. 35,400 35,330,804
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 01/31/25
(a)
............... 18,000 18,009,154
2,508,144,797
Total Certificates of Deposit — 18 .7%
(Cost: $ 2,856,266,587 ) ............................ 2,855,918,918
Commercial Paper
Alinghi Funding Co. LLC
(c)(d)
5.52% , 06/12/24 .................. 77,350 76,850,692
5.51% , 06/18/24 .................. 39,500 39,209,764
Antalis SA , 5.51%
,
06/21/24
(c) (d)
.......... 6,000 5,953,235
Aquitaine Funding Co. LLC
(c)(d)
5.43% , 05/01/24 .................. 94,500 94,485,953
5.49% , 05/22/24 .................. 39,000 38,871,347
5.53% , 05/31/24 .................. 44,500 44,291,913
5.61% , 07/31/24 .................. 82,000 80,857,699
ASB Bank Ltd. , (1-day SOFR + 0.26%), 5.58%
,
11/26/24
(a) (d)
..................... 36,000 36,001,959
Australia & New Zealand Banking Group Ltd.
(c)(d)
5.43% , 07/01/24 .................. 44,550 44,142,693
5.44% , 07/30/24 .................. 20,000 19,732,561
5.52% , 08/29/24 .................. 48,000 47,136,867
5.56% , 10/08/24 .................. 65,000 63,443,719
5.45% , 01/14/25 .................. 33,000 31,761,927
Bank of America Securities, Inc. , (1-day SOFR
+ 0.20%), 5.52%
,
09/26/24
(a) (d)
......... 53,000 52,997,797
Bank of Montreal
(c)
5.46% , 06/05/24 .................. 65,000 64,651,600
5.57% , 11/06/24 .................. 41,633 40,458,911
Barclays Bank plc , 5.35%
,
05/01/24
(c) (d)
..... 102,700 102,684,943
Bedford Row Funding Corp. , 5.39%
,
05/01/24
(c) (d)
..................... 99,000 98,985,394
Bennington Stark Capital Co. LLC
(c)(d)
5.40% , 05/01/24 .................. 64,000 63,990,532

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.44% , 05/07/24 .................. USD 39,611 $ 39,569,716
BPCE SA
(d)
5.38% , 05/08/24
(c)
................. 36,000 35,957,593
(1-day SOFR + 0.25%), 5.57% , 08/01/24
(a)
68,000 68,029,673
Britannia Funding Co. LLC
(c)(d)
5.61% , 08/16/24 .................. 36,900 36,297,858
5.61% , 08/20/24 .................. 40,400 39,716,093
Cabot Trail Funding LLC , 5.48%
,
05/23/24
(c) (d)
. 72,000 71,752,070
CAFCO LLC , 5.53%
,
07/31/24
(c) (d)
......... 32,690 32,240,460
CDP Financial, Inc. , 5.51%
,
07/23/24
(c) (d)
.... 50,200 49,570,994
Chesham Finance Ltd.
(c)(d)
5.40% , 05/01/24 .................. 230,000 229,966,001
5.40% , 05/02/24 .................. 230,000 229,931,986
Cisco Systems, Inc.
(c)(d)
5.43% , 05/29/24 .................. 50,000 49,785,355
5.47% , 07/08/24 .................. 40,000 39,590,293
Columbia Funding Co. LLC , 5.57%
,
07/10/24
(c) (d)
..................... 32,000 31,657,075
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.30%), 5.62% , 01/30/25 . 31,000 31,003,062
(1-day SOFR + 0.30%), 5.62% , 01/31/25 . 33,200 33,202,967
Concord Minutemen Capital Co. LLC , 5.67%
,
10/17/24
(c) (d)
..................... 65,000 63,327,153
DBS Bank Ltd. , 5.46%
,
06/18/24
(c) (d)
....... 39,250 38,964,522
Dexia Credit Local , 5.41%
,
05/07/24
(c) (d)
..... 33,450 33,415,333
DNB Bank ASA
(c)(d)
5.38% , 05/28/24 .................. 51,600 51,387,824
5.39% , 06/13/24 .................. 40,000 39,741,616
5.40% , 06/26/24 .................. 65,000 64,456,332
5.44% , 07/30/24 .................. 21,000 20,719,271
5.52% , 12/05/24 .................. 52,500 50,809,069
5.51% , 01/22/25 .................. 30,000 28,827,113
Federation des Caisses Desjardins du
Quebec
(c)(d)
5.50% , 06/14/24 .................. 34,000 33,771,137
5.51% , 06/20/24 .................. 106,000 105,190,452
FMS Wertmanagement
(c)
5.33% , 05/02/24 .................. 22,750 22,743,357
5.33% , 05/03/24 .................. 22,250 22,240,250
Goldman Sachs International , 5.49%
,
06/11/24
(c) (d)
..................... 30,000 29,811,630
ING US Funding LLC
(d)
5.39% , 05/01/24
(c)
................. 60,000 59,991,145
5.50% , 06/14/24
(c)
................. 31,500 31,287,966
5.59% , 09/03/24
(c)
................. 31,000 30,413,449
(1-day SOFR + 0.24%), 5.56% , 10/31/24
(a)
26,000 26,000,672
Ionic Funding LLC
(c)
5.47% , 05/14/24 .................. 67,000 66,859,762
5.52% , 05/21/24 .................. 126,000 125,601,336
Kreditanstalt fuer Wiederaufbau , 5.28%
,
05/02/24
(c) (d)
..................... 51,500 51,485,114
Liberty Street Funding LLC , 5.41%
,
05/07/24
(c)
42,000 41,956,472
LMA-Americas LLC , 5.41%
,
05/07/24
(c) (d)
.... 15,400 15,384,040
Mackinac Funding Co. LLC
(c)(d)
5.49% , 06/07/24 .................. 18,500 18,394,784
5.59% , 09/04/24 .................. 50,250 49,291,231
Macquarie Bank Ltd.
5.66% , 07/25/24
(c) (d)
................ 46,000 45,394,439
5.68% , 08/01/24
(c) (d)
................ 24,840 24,485,782
(1-day SOFR + 0.16%), 5.48% , 08/08/24
(a) (d)
50,780 50,779,346
(1-day SOFR + 0.17%), 5.49% , 08/16/24
(a) (d)
84,000 83,997,085
5.70% , 08/28/24
(c)
................. 48,350 47,460,360
(1-day SOFR + 0.20%), 5.52% , 09/20/24
(a) (d)
28,500 28,500,384
(1-day SOFR + 0.19%), 5.51% , 10/07/24
(a) (d)
38,000 37,995,959
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Microsoft Corp. , 5.44%
,
06/25/24
(c) (d)
....... USD 16,000 $ 15,867,691
MUFG Bank Ltd.
(c)
5.38% , 05/28/24 .................. 83,000 82,658,652
5.52% , 08/22/24 .................. 38,650 37,995,351
National Australia Bank Ltd.
(d)
5.49% , 10/04/24
(c)
................. 67,750 66,186,102
(1-day SOFR + 0.21%), 5.53% , 10/15/24
(a)
82,500 82,502,250
(1-day SOFR + 0.19%), 5.51% , 10/21/24
(a)
50,500 50,495,950
Nederlandse Waterschapsbank NV , 5.44%
,
05/28/24
(c) (d)
..................... 47,000 46,804,777
Nieuw Amsterdam Receivables Corp. , 5.46%
,
06/12/24
(c) (d)
..................... 71,000 70,545,866
Nordea Bank Abp , (1-day SOFR + 0.11%),
5.43%
,
06/12/24
(a) (d)
................ 46,050 46,050,856
Ontario Teachers' Finance Trust , 5.48%
,
08/06/24
(c) (d)
..................... 47,000 46,318,056
Province of Quebec , 5.38%
,
05/07/24
(c) (d)
.... 111,000 110,885,608
Ridgefield Funding Co. LLC , 5.44%
,
05/20/24
(c) (d)
..................... 64,836 64,643,209
Royal Bank of Canada
(1-day SOFR + 0.60%), 5.92% , 05/23/24
(a) (d)
34,000 34,010,492
5.55% , 11/06/24
(c)
................. 34,000 33,043,741
(1-day SOFR + 0.35%), 5.67% , 01/21/25
(a) (d)
30,000 30,014,473
Starbird Funding Corp.
(d)
5.42% , 05/10/24
(c)
................. 84,000 83,875,511
(1-day SOFR + 0.19%), 5.51% , 10/07/24
(a)
30,500 30,497,226
Svenska Handelsbanken AB
(c)
5.43% , 08/01/24
(d)
................. 44,000 43,399,431
5.42% , 08/09/24 .................. 20,000 19,704,339
5.54% , 10/21/24
(d)
................. 50,500 49,201,721
Thunder Bay Funding LLC , 5.46%
,
06/11/24
(c) (d)
34,458 34,242,764
UBS AG
(c)
5.47% , 05/31/24 .................. 44,000 43,796,474
5.59% , 08/02/24
(d)
................. 60,000 59,149,300
Versailles Commercial Paper LLC , 5.54%
,
07/01/24
(c) (d)
..................... 81,000 80,244,840
Westpac Banking Corp.
(1-day SOFR + 0.47%), 5.79% , 07/22/24
(a) (d)
50,000 50,040,880
5.45% , 09/12/24
(c) (d)
................ 34,000 33,328,394
5.53% , 11/07/24
(c)
................. 36,000 34,986,898
5.52% , 11/14/24
(c) (d)
................ 46,400 45,047,797
Total Commercial Paper — 32 .2%
(Cost: $ 4,931,619,530 ) ............................ 4,931,003,736
Corporate Bonds
Commercial Services & Supplies — 0.3%
Ecmc Group, Inc., Series 23-1, 5.38%,
05/07/24
(a)
..................... 53,000 53,000,000
Total Corporate Bonds — 0 .3%
(Cost: $ 53,000,000 ) ............................... 53,000,000
Municipal Bonds
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0955 , RB , VRDN ( JPMorgan
Chase Bank NA LIQ ) , 5.50% , 05/07/24
(d) (e) (f)
7,000 7,000,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1 , RB , VRDN ( Royal Bank of Canada LOC ) ,
5.38% , 05/07/24
(f)
................. USD 11,361 $ 11,361,000
New York — 0.1%
State of New York Mortgage Agency
Homeowner Mortgage , Series 238 ,
RB , VRDN ( Barclays Bank plc LOC ) ,
5.35% , 05/07/24
(f)
................. 18,000 18,000,000
Other — 0.3%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043 , RB , VRDN
( Mizuho Bank Ltd. LOC ) , 5.44% , 05/07/24 . 30,370 30,370,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005 , RB , VRDN
( Barclays Bank plc LOC ) , 5.48% , 05/07/24 . 5,510 5,510,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX , RB , VRDN
( Barclays Bank plc LOC ) , 5.48% , 05/07/24 . 8,014 8,014,000
43,894,000
Texas — 0.1%
(f)
North Texas Higher Education Authority, Inc. ,
Series 2023-1 , RB , VRDN ( Royal Bank of
Canada LOC ) , 5.38% , 05/07/24 ........ 10,000 10,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XF2 , RB , VRDN ( Mizuho Capital
Markets LLC LOC ) , 5.59% , 05/07/24
(d) (e)
.. 300 300,047
10,300,047
Total Municipal Bonds — 0 .6%
(Cost: $ 90,555,047 ) ............................... 90,555,047
Time Deposits
ABN AMRO Bank NV , 5.33% , 05/02/24 ..... 82,000 82,000,000
Credit Agricole Corporate & Investment Bank
SA , 5.30% , 05/01/24 ............... 61,830 61,830,000
Erste Group Bank AG , 5.33% , 05/01/24 ..... 240,000 240,000,000
First Abu Dhabi Bank USA NV , 5.32% , 05/01/24 136,000 136,000,000
ING Bank NV , 5.33% , 05/01/24 .......... 175,000 175,000,000
KBC Bank NV , 5.32% , 05/01/24 .......... 150,000 150,000,000
Mizuho Bank Ltd. , 5.32% , 05/01/24 ........ 125,000 125,000,000
Royal Bank of Canada , 5.32% , 05/01/24 .... 121,000 121,000,000
Skandinaviska Enskilda Banken AB ,
5.32% , 05/01/24 .................. 360,000 360,000,000
Svenska Handelsbanken AB , 5.31% , 05/01/24 10,000 10,000,000
Swedbank AB , 5.32% , 05/01/24 .......... 244,000 244,000,000
Total Time Deposits — 11 .1%
(Cost: $ 1,704,830,000 ) ............................ 1,704,830,000
U.S. Government Sponsored Agency Obligations
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.49%, 05/07/24
(a)
................ 6,429 6,428,571
Total U.S. Government Sponsored Agency Obligations — 0.0%
(Cost: $ 6,428,571 ) ............................... 6,428,571
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
5.34% , 10/03/24 .................. USD 35,700 $ 34,903,791
5.20% , 01/23/25 .................. 110,500 106,404,545
5.23% , 02/20/25 .................. 49,000 46,987,342
5.24% , 03/20/25 .................. 30,000 28,652,736
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield at 0.00% Floor +
0.17%), 5.49% , 04/30/25
(a)
........... 8,000 8,007,682
Total U.S. Treasury Obligations — 1 .5%
(Cost: $ 225,286,806 ) .............................. 224,956,096
Total Repurchase Agreements — 32 .7%
(Cost: $ 5,017,000,000 ) ............................ 5,017,000,000
Total Investments — 97 .1%
(Cost: $ 14,884,986,541 )
(g)
.......................... 14,883,692,368
Other Assets Less Liabilities — 2.9% .................... 441,382,811
Net Assets — 100.0% ...............................
$ 15,325,075,179

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash
Schedules of Investments

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .37% 04/30/24 05/01/24 $ 145,000 $ 145,000,000 $ 145,021,629
Corporate/Debt
Obligations, 0.00% to
7.78%, due 05/09/24 to
12/31/79 ......... $ 160,680,342 $ 152,250,001
5 .39
(a)
04/30/24 05/01/24 75,000 75,000,000 75,011,229
Corporate/Debt
Obligations, 0.35% to
8.80%, due 04/26/32 to
11/25/68 ......... 751,941,135 80,250,000
5 .44
(b)
04/30/24 05/08/24 20,000 20,000,000 20,024,178
Corporate/Debt
Obligations, 2.82% to
5.38%, due 04/17/25 to
01/30/50 ......... 22,411,000 21,000,052
5 .64
(b)
04/30/24 06/05/24 80,000 80,000,000 80,451,200
Corporate/Debt
Obligations, 0.12% to
7.74%, due 10/18/40 to
09/25/68 ......... 460,206,430 85,600,000
– –
$ 320,000,000 $ 339,100,053
– –
Bank of Montreal .... 5 .42 04/24/24 05/01/24 47,000 47,000,000 47,049,533
U.S. Government
Sponsored Agency
Obligations, 6.11% to
6.83%, due 11/20/53 to
05/20/72 ......... 49,169,457 49,350,001
– –
Barclays Bank plc ... 5 .42 04/30/24 05/01/24 119,000 119,000,000 119,017,916
Corporate/Debt
Obligations, 1.95% to
5.88%, due 04/01/26 to
11/15/48 ......... 130,990,000 124,950,070
5 .42
(a)
04/30/24 05/01/24 227,000 227,000,000 227,034,176
Corporate/Debt
Obligations, 1.49% to
6.70%, due 05/16/26 to
08/15/62 ......... 271,337,000 238,350,050
5 .44
(a)
04/30/24 05/01/24 35,000 35,000,000 35,005,289
Corporate/Debt
Obligations, 4.13% to
7.50%, due 04/01/34 to
05/15/64 ......... 38,975,000 37,453,499
5 .52
(a)
04/30/24 05/01/24 21,000 21,000,000 21,003,220
Corporate/Debt
Obligations, 4.60% to
7.50%, due 04/17/25 22,545,000 22,680,227
5 .57
(b)
04/30/24 06/05/24 18,000 18,000,000 18,100,260
Corporate/Debt
Obligation, 5.50%, due
07/01/54 ......... 17,210,000 19,264,425
– –
$ 420,000,000 $ 442,698,271
– –
Barclays Capital, Inc. . 5 .55
(b)
04/30/24 06/05/24 108,000 108,000,000 108,599,400
Corporate/Debt
Obligation, 0.00%, due
07/03/24 ......... 114,504,742 113,400,000
– –
BNP Paribas SA .... 5 .42
(a)
04/30/24 05/01/24 54,000 54,000,000 54,008,130
Corporate/Debt
Obligations, 3.60% to
4.91%, due 05/24/33 to
06/30/50 ......... 73,457,000 56,700,294
– –
Citigroup Global Markets,
Inc. ........... 5 .31
(c)
04/30/24 05/01/24 1,000 1,000,000 1,000,147
U.S. Treasury
Obligations, 0.75% to
4.50%, due 03/31/26 to
04/30/26 ......... 1,093,758 1,020,000
5 .33 04/30/24 05/01/24 10,000 10,000,000 10,001,481
U.S. Government
Sponsored Agency
Obligations, 2.50% to
4.00%, due 05/20/52 13,445,228 10,200,640

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .39%
(a)
04/30/24 05/01/24 $ 19,000 $ 19,000,000 $ 19,002,845
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
2.75%, due 05/06/24 to
02/15/42 ......... $ 24,706,353 $ 19,422,411
5 .63
(b)
04/30/24 07/02/24 5,000 5,000,000 5,049,262
U.S. Government
Sponsored Agency
Obligations, 0.40% to
2.82%, due 06/25/40 to
09/25/48 ......... 138,993,940 5,550,000
– –
$ 35,000,000 $ 36,193,051
– –
Credit Agricole Corporate
& Investment Bank SA 5 .33 04/30/24 05/01/24 50,000 50,000,000 50,007,403
U.S. Treasury
Obligation, 1.88%, due
02/28/29 ......... 57,733,600 51,000,016
5 .33 04/30/24 05/01/24 125,000 125,000,000 125,018,507
U.S. Treasury
Obligations, 3.50% to
4.38%, due 12/15/26 to
04/30/30 ......... 132,169,200 127,500,094
5 .45
(b)
04/30/24 05/08/24 27,000 27,000,000 27,032,700
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.79% to
8.75%, due 01/27/25 to
10/15/75 ......... 40,070,021 28,813,167
– –
$ 202,000,000 $ 207,313,277
– –
Goldman Sachs & Co.
LLC ........... 5 .74
(b)
04/30/24 06/15/24 115,000 115,000,000 115,843,461
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.65% to
7.20%, due 07/15/26 to
10/01/53 ......... 291,528,964 118,610,106
– –
JP Morgan Securities
LLC ........... 5 .33 04/30/24 05/01/24 1,302,000 1,302,000,000 1,302,192,768
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 06/20/26 to
04/20/64 ......... 2,770,205,316 1,328,040,000
5 .44
(a)
04/30/24 05/01/24 50,000 50,000,000 50,007,556
Corporate/Debt
Obligations, 0.00%, due
05/14/24 to 06/11/24 . 52,729,543 52,500,001
5 .52
(a)
04/30/24 05/01/24 25,000 25,000,000 25,003,833
Corporate/Debt
Obligations, 1.63% to
7.00%, due 07/01/24 to
07/29/49 ......... 27,588,000 26,250,315
5 .52
(b)
04/30/24 05/08/24 20,000 20,000,000 20,024,533
Corporate/Debt
Obligations, 0.00% to
10.75%, due 02/28/28
to 12/31/79 ....... 21,383,000 23,000,060
5 .54
(a)
04/30/24 05/01/24 25,000 25,000,000 25,003,847
Corporate/Debt
Obligations, 1.80% to
7.60%, due 03/27/25 to
02/10/48 ......... 29,401,000 26,250,665
5 .62
(a)
04/30/24 05/01/24 70,000 70,000,000 70,010,928
Corporate/Debt
Obligations, 0.50% to
14.75%, due 06/15/24
to 12/31/79 ....... 82,950,544 79,791,789
5 .62
(b)
04/30/24 05/08/24 100,000 100,000,000 100,124,889
Corporate/Debt
Obligations, 0.00% to
8.44%, due 05/12/27 to
12/25/67 ......... 4,239,410,707 107,000,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .69%
(b)
04/30/24 07/30/24 $ 40,000 $ 40,000,000 $ 40,575,322
Corporate/Debt
Obligations, 0.00% to
6.26%, due 07/01/24 to
02/15/52 ......... $ 248,138,006 $ 42,785,006
5 .80
(b)
04/30/24 07/30/24 90,000 90,000,000 91,319,500
Corporate/Debt
Obligations, 0.39% to
10.09%, due 10/15/25
to 11/25/68 ....... 142,117,797 96,312,131
5 .80
(b)
04/30/24 07/30/24 25,000 25,000,000 25,366,528
Corporate/Debt
Obligations, 0.77% to
10.09%, due 03/15/29
to 09/16/61 ....... 506,038,923 26,750,000
5 .80
(b)
04/30/24 07/30/24 65,000 65,000,000 65,952,972
Corporate/Debt
Obligations, 0.17% to
13.59%, due 12/31/24
to 04/25/67 ....... 871,699,432 70,156,633
– –
$ 1,812,000,000 $ 1,878,836,600
– –
Mizuho Securities USA
LLC ........... 5 .47
(a)
04/30/24 05/01/24 75,000 75,000,000 75,011,396
Corporate/Debt
Obligations, 4.00% to
6.00%, due 08/15/35 to
06/30/60 ......... 74,530,000 80,253,135
5 .77
(b)
04/30/24 06/05/24 50,000 50,000,000 50,288,500
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 4.00% to
5.25%, due 10/31/28 to
06/01/54 ......... 49,373,400 52,499,996
– –
$ 125,000,000 $ 132,753,131
– –
Natixis SA ......... 5 .44
(a)
04/30/24 05/01/24 26,000 26,000,000 26,003,929
Corporate/Debt
Obligations, 1.92% to
7.23%, due 05/01/25 to
03/15/52 ......... 30,951,218 27,300,000
5 .47
(b)
04/30/24 05/08/24 9,000 9,000,000 9,010,940
Corporate/Debt
Obligations, 1.00% to
7.50%, due 05/01/25 to
11/15/95 ......... 10,745,543 9,450,000
5 .52
(a)
04/30/24 05/01/24 181,000 181,000,000 181,027,753
Corporate/Debt
Obligations, 2.62% to
11.69%, due 03/01/26
to 10/17/57 ....... 1,419,333,868 193,556,299
5 .55
(b)
04/30/24 05/08/24 5,000 5,000,000 5,006,167
Corporate/Debt
Obligations, 2.00% to
9.88%, due 02/01/29 to
05/15/97 ......... 5,525,033 5,594,404
– –
$ 221,000,000 $ 235,900,703
– –
TD Securities USA LLC 5 .40
(a)
04/30/24 05/01/24 240,000 240,000,000 240,036,000
Corporate/Debt
Obligations, 1.58% to
6.73%, due 12/15/25 to
12/14/51 ......... 282,799,000 252,000,630
5 .42
(b)
04/30/24 05/08/24 35,000 35,000,000 35,042,155
Corporate/Debt
Obligations, 3.10% to
4.63%, due 06/15/25 to
06/01/52 ......... 44,489,000 38,500,420
– –
$ 275,000,000 $ 290,501,050
– –
Wells Fargo Securities
LLC ........... 5 .33 04/30/24 05/01/24 1,110,000 1,110,000,000 1,110,164,342
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 04/20/29 to
07/16/66 ......... 2,121,383,663 1,134,495,019

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempCash
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .72%
(b)
04/30/24 08/04/24 $ 150,000 $ 150,000,000 $ 152,288,000
Corporate/Debt
Obligations, 0.00%, due
05/07/24 to 04/11/25 . $ 161,615,910 $ 157,500,000
5 .77
(b)
04/30/24 06/30/24 23,000 23,000,000 23,224,870
Corporate/Debt
Obligations, 2.00% to
6.90%, due 07/01/24 to
11/01/50 ......... 26,069,000 24,613,439
– –
$ 1,283,000,000 $ 1,316,608,458
– –
$ 5,017,000,000 $ 5,217,964,995
– –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 2,855,918,918 $ — $ 2,855,918,918
Commercial Paper ....................................... — 4,931,003,736 — 4,931,003,736
Corporate Bonds ........................................ — 53,000,000 — 53,000,000
Municipal Bonds ......................................... — 90,555,047 — 90,555,047
Repurchase Agreements ................................... — 5,017,000,000 — 5,017,000,000
Time Deposits .......................................... — 1,704,830,000 — 1,704,830,000
U.S. Government Sponsored Agency Obligations ................... — 6,428,571 — 6,428,571
U.S. Treasury Obligations ................................... — 224,956,096 — 224,956,096
$ — $ 14,883,692,368 $ — $ 14,883,692,368

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
TempFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.6%
Bank of America NA
5.90% , 05/14/24 .................. USD 15,000 $ 15,001,858
6.00% , 08/21/24 .................. 11,000 11,011,434
5.75% , 11/14/24 .................. 20,000 20,008,857
5.15% , 01/22/25 .................. 13,700 13,658,256
5.22% , 02/06/25 .................. 18,482 18,431,598
Citibank NA
5.89% , 05/10/24 .................. 13,000 13,001,192
5.92% , 06/20/24 .................. 20,000 20,008,437
Wells Fargo Bank NA
(1-day SOFR at 0.00% Floor + 0.64%),
5.96% , 07/17/24
(a)
............... 14,000 14,016,569
5.18% , 02/07/25 .................. 14,100 14,058,034
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 02/21/25
(a)
............... 10,000 10,001,872
149,198,107
Yankee — 16.0%
(b)
Bank of Montreal, Chicago
5.80% , 11/12/24 .................. 15,000 15,012,394
5.60% , 11/29/24 .................. 19,250 19,247,063
5.50% , 12/06/24 .................. 10,000 9,992,796
Bank of Nova Scotia (The), Houston
(1-day SOFR at 0.00% Floor + 0.47%),
5.79% , 06/03/24
(a)
............... 25,000 25,007,679
5.80% , 11/08/24 .................. 13,000 13,011,707
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 02/21/25
(a)
............... 11,000 10,999,889
Barclays Bank plc, New York , 5.57% , 06/20/24 13,600 13,600,758
BNP Paribas SA, New York
5.83% , 08/08/24 .................. 15,000 15,011,124
5.72% , 08/19/24 .................. 12,000 12,005,970
5.45% , 10/01/24 .................. 15,000 14,998,378
(1-day SOFR + 0.21%), 5.53% , 11/26/24
(a)
. 18,000 17,994,835
5.23% , 12/18/24 .................. 15,100 15,065,485
5.28% , 12/31/24 .................. 12,500 12,472,071
Canadian Imperial Bank of Commerce, New
York
5.90% , 06/13/24 .................. 24,000 24,010,192
5.17% , 02/07/25 .................. 16,000 15,950,250
Commonwealth Bank of Australia, New York ,
5.70% , 11/27/24 .................. 22,600 22,622,452
Cooperatieve Rabobank UA, New York ,
5.27% , 02/05/25 .................. 14,300 14,267,327
Credit Agricole Corporate & Investment Bank
SA, New York
5.69% , 05/21/24 .................. 27,000 27,003,564
5.41% , 07/01/24 .................. 13,000 12,999,184
Credit Industriel et Commercial, New York ,
5.46% , 06/17/24 .................. 20,000 19,999,601
HSBC Bank USA NA, New York ,
5.90% , 06/06/24 .................. 16,500 16,505,082
Mitsubishi UFJ Trust & Banking Corp., New
York
5.33% , 05/07/24 .................. 87,000 87,000,000
(1-day SOFR + 0.18%), 5.50% , 08/27/24
(a)
. 12,000 12,001,877
(1-day SOFR + 0.18%), 5.50% , 09/05/24
(a)
. 14,000 14,001,757
(1-day SOFR + 0.20%), 5.52% , 10/01/24
(a)
. 21,300 21,300,522
Mizuho Bank Ltd., New York , (1-day SOFR +
0.19%), 5.51% , 09/26/24
(a)
........... 18,000 18,000,005
MUFG Bank Ltd., New York , 5.71% , 05/28/24 . 11,500 11,502,318
Natixis SA, New York , (1-day SOFR + 0.18%),
5.50% , 09/10/24
(a)
................. 19,000 19,005,890
Security
Par (000)
Par (000) Value
Yankee (continued)
Nordea Bank Abp, New York , (1-day SOFR +
0.47%), 5.79% , 07/24/24
(a)
........... USD 8,000 $ 8,006,112
Royal Bank of Canada, New York ,
5.96% , 09/19/24 .................. 16,000 16,021,173
Skandinaviska Enskilda Banken AB, New York ,
(1-day SOFR + 0.17%), 5.49% , 09/27/24
(a)
. 15,000 14,998,706
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.21%), 5.53% , 07/23/24 .. 20,000 20,002,975
(1-day SOFR + 0.17%), 5.49% , 08/06/24 .. 30,500 30,500,661
(1-day SOFR + 0.17%), 5.49% , 08/13/24 .. 25,000 24,999,872
(1-day SOFR + 0.17%), 5.49% , 08/28/24 .. 22,500 22,497,759
(1-day SOFR + 0.20%), 5.52% , 09/23/24 .. 14,000 13,998,984
(1-day SOFR + 0.25%), 5.57% , 09/27/24 .. 20,000 20,002,407
Sumitomo Mitsui Trust Bank Ltd., New York
(1-day SOFR + 0.27%), 5.59% , 07/08/24
(a)
. 28,000 28,007,756
(1-day SOFR + 0.21%), 5.53% , 07/22/24
(a)
. 27,000 27,004,163
(1-day SOFR + 0.18%), 5.50% , 08/01/24
(a)
. 30,000 30,001,961
5.46% , 08/26/24 .................. 24,000 23,998,069
(1-day SOFR + 0.17%), 5.49% , 08/26/24
(a)
. 12,000 11,999,636
(1-day SOFR + 0.17%), 5.49% , 09/05/24
(a)
. 27,000 26,998,142
Toronto-Dominion Bank (The), New York
5.82% , 05/24/24 .................. 15,000 15,002,039
6.00% , 10/02/24 .................. 11,000 11,015,492
5.15% , 12/31/24 .................. 13,000 12,961,798
Westpac Banking Corp., New York
5.25% , 01/22/25 .................. 13,750 13,723,123
(1-day SOFR at 0.00% Floor + 0.30%),
5.62% , 01/31/25
(a)
............... 7,000 7,003,560
909,334,558
Total Certificates of Deposit — 18 .6%
(Cost: $ 1,058,682,236 ) ............................ 1,058,532,665
Commercial Paper
Albion Capital Corp. SA , 5.52%
,
05/28/24
(c) (d)
. 34,000 33,856,659
Alinghi Funding Co. LLC , 5.52%
,
06/12/24
(c) (d)
. 15,500 15,399,945
Aquitaine Funding Co. LLC
(c)(d)
5.43% , 05/01/24 .................. 35,500 35,494,723
5.49% , 05/22/24 .................. 18,364 18,303,421
5.53% , 05/31/24 .................. 17,500 17,418,168
5.61% , 07/31/24 .................. 15,000 14,791,042
ASB Bank Ltd. , (1-day SOFR + 0.26%), 5.58%
,
11/26/24
(a) (d)
..................... 14,000 14,000,762
Australia & New Zealand Banking Group Ltd.
(c)(d)
5.43% , 07/01/24 .................. 17,000 16,844,574
5.44% , 07/30/24 .................. 10,000 9,866,281
5.52% , 08/29/24 .................. 19,000 18,658,343
5.56% , 10/08/24 .................. 24,950 24,352,627
5.45% , 01/14/25 .................. 13,000 12,512,275
Bank of America Securities, Inc. , (1-day SOFR
+ 0.20%), 5.52%
,
09/26/24
(a) (d)
......... 21,000 20,999,127
Bank of Montreal
(c)
5.46% , 06/05/24 .................. 25,000 24,866,000
5.57% , 11/06/24 .................. 16,000 15,548,785
Bennington Stark Capital Co. LLC
(c)(d)
5.40% , 05/01/24 .................. 26,000 25,996,153
5.44% , 05/07/24 .................. 14,000 13,985,409
BPCE SA , (1-day SOFR + 0.25%), 5.57%
,
08/01/24
(a) (d)
..................... 27,000 27,011,782
Britannia Funding Co. LLC , 5.61%
,
08/16/24
(c) (d)
14,500 14,263,386
Cabot Trail Funding LLC , 5.48%
,
05/23/24
(c) (d)
. 28,000 27,903,583
CAFCO LLC , 5.53%
,
07/31/24
(c) (d)
......... 12,500 12,328,105
Caisse d'Amortissement de la Dette Sociale ,
5.58%
,
08/26/24
(c) (d)
................ 30,000 29,468,607

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
CDP Financial, Inc. , 5.51%
,
07/23/24
(c) (d)
.... USD 20,000 $ 19,749,400
Charta Corp. , 5.50%
,
06/24/24
(c) (d)
......... 44,670 44,302,951
Chesham Finance Ltd.
(c)(d)
5.40% , 05/01/24 .................. 90,000 89,986,696
5.40% , 05/02/24 .................. 90,000 89,973,386
Cisco Systems, Inc.
(c)(d)
5.43% , 05/29/24 .................. 20,000 19,914,142
5.47% , 07/08/24 .................. 15,000 14,846,360
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.30%), 5.62% , 01/30/25 . 12,000 12,001,185
(1-day SOFR + 0.30%), 5.62% , 01/31/25 . 12,000 12,001,073
Concord Minutemen Capital Co. LLC , 5.67%
,
10/17/24
(c) (d)
..................... 23,500 22,895,201
DNB Bank ASA
(c)(d)
5.38% , 05/28/24 .................. 28,500 28,382,810
5.39% , 06/13/24 .................. 15,000 14,903,106
5.40% , 06/26/24 .................. 25,000 24,790,897
5.44% , 07/30/24 .................. 10,000 9,866,319
5.52% , 12/05/24 .................. 20,000 19,355,836
5.51% , 01/22/25 .................. 15,000 14,413,556
Federation des Caisses Desjardins du Quebec ,
5.51%
,
06/20/24
(c) (d)
................ 38,000 37,709,785
FMS Wertmanagement
(c)
5.33% , 05/02/24 .................. 9,000 8,997,372
5.33% , 05/03/24 .................. 9,000 8,996,056
Goldman Sachs International , 5.49%
,
06/11/24
(c) (d)
..................... 10,000 9,937,210
ING US Funding LLC
(d)
5.39% , 05/01/24
(c)
................. 22,000 21,996,753
5.50% , 06/14/24
(c)
................. 11,210 11,134,543
5.59% , 09/03/24
(c)
................. 11,500 11,282,408
(1-day SOFR + 0.24%), 5.56% , 10/31/24
(a)
10,000 10,000,259
Ionic Funding LLC
(c)
5.47% , 05/14/24 .................. 24,500 24,448,719
5.52% , 05/21/24 .................. 49,000 48,844,964
Kreditanstalt fuer Wiederaufbau , 5.28%
,
05/02/24
(c) (d)
..................... 21,000 20,993,930
Liberty Street Funding LLC , 5.41%
,
05/07/24
(c)
16,000 15,983,418
Mackinac Funding Co. LLC
(c)(d)
5.49% , 06/07/24 .................. 5,500 5,468,720
5.59% , 09/04/24 .................. 20,000 19,618,400
Macquarie Bank Ltd.
5.66% , 07/25/24
(c) (d)
................ 15,000 14,802,535
5.68% , 07/29/24
(c) (d)
................ 20,000 19,724,000
5.68% , 08/01/24
(c) (d)
................ 9,500 9,364,530
(1-day SOFR + 0.16%), 5.48% , 08/08/24
(a) (d)
14,000 13,999,820
(1-day SOFR + 0.17%), 5.49% , 08/16/24
(a) (d)
30,000 29,998,959
5.70% , 08/28/24
(c)
................. 18,500 18,159,600
(1-day SOFR + 0.20%), 5.52% , 09/20/24
(a) (d)
11,000 11,000,148
(1-day SOFR + 0.19%), 5.51% , 10/07/24
(a) (d)
14,000 13,998,511
Microsoft Corp. , 5.44%
,
06/25/24
(c) (d)
....... 6,000 5,950,384
MUFG Bank Ltd. , 5.38%
,
05/28/24
(c)
....... 32,000 31,868,396
National Australia Bank Ltd.
(d)
5.49% , 10/04/24
(c)
................. 26,000 25,399,833
(1-day SOFR + 0.21%), 5.53% , 10/15/24
(a)
22,500 22,500,613
(1-day SOFR + 0.19%), 5.51% , 10/21/24
(a)
21,000 20,998,316
Nederlandse Waterschapsbank NV , 5.44%
,
05/28/24
(c) (d)
..................... 19,000 18,921,080
Nieuw Amsterdam Receivables Corp. , 5.46%
,
06/12/24
(c) (d)
..................... 26,000 25,833,697
Nordea Bank Abp , (1-day SOFR + 0.11%),
5.43%
,
06/12/24
(a) (d)
................ 19,000 19,000,353
Ontario Teachers' Finance Trust , 5.48%
,
08/06/24
(c) (d)
..................... 19,800 19,512,713
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Ridgefield Funding Co. LLC , 5.44%
,
05/20/24
(c) (d)
..................... USD 30,000 $ 29,910,794
Royal Bank of Canada
(1-day SOFR + 0.60%), 5.92% , 05/23/24
(a) (d)
15,500 15,504,783
5.55% , 11/06/24
(c)
................. 13,000 12,634,372
(1-day SOFR + 0.35%), 5.67% , 01/21/25
(a) (d)
18,000 18,008,684
Starbird Funding Corp.
(d)
5.42% , 05/10/24
(c)
................. 35,000 34,948,130
(1-day SOFR + 0.19%), 5.51% , 10/07/24
(a)
12,000 11,998,908
Svenska Handelsbanken AB
(c)
5.43% , 08/01/24
(d)
................. 14,000 13,808,910
5.42% , 08/09/24 .................. 8,000 7,881,736
5.54% , 10/21/24
(d)
................. 17,000 16,562,955
UBS AG
(c)
5.47% , 05/31/24 .................. 17,000 16,921,365
5.59% , 08/02/24
(d)
................. 22,000 21,688,077
Versailles Commercial Paper LLC , 5.44%
,
05/15/24
(c) (d)
..................... 26,000 25,941,998
Westpac Banking Corp.
(1-day SOFR + 0.47%), 5.79% , 07/22/24
(a) (d)
20,000 20,016,352
5.45% , 09/12/24
(c) (d)
................ 11,000 10,782,716
5.53% , 11/07/24
(c)
................. 13,500 13,120,087
5.52% , 11/14/24
(c) (d)
................ 18,000 17,475,438
Total Commercial Paper — 30 .6%
(Cost: $ 1,745,127,567 ) ............................ 1,744,904,005
Corporate Bonds
Commercial Services & Supplies — 0.4%
Ecmc Group, Inc., Series 23-1, 5.38%,
05/07/24
(a)
..................... 20,800 20,800,000
Total Corporate Bonds — 0 .4%
(Cost: $ 20,800,000 ) ............................... 20,800,000
Municipal Bonds
California — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-MIZ9042 , RB , VRDN ( Mizuho Capital
Markets LLC LOC ) , 5.44% , 05/07/24 ..... 3,155 3,155,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0955 , RB , VRDN ( JPMorgan
Chase Bank NA LIQ ) , 5.50% , 05/07/24 ... 10,885 10,885,000
14,040,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1 , RB , VRDN ( Royal Bank of Canada LOC ) ,
5.38% , 05/07/24
(f)
................. 5,239 5,239,000
New York — 0.5%
State of New York Mortgage Agency
Homeowner Mortgage , Series 238 ,
RB , VRDN ( Barclays Bank plc LOC ) ,
5.35% , 05/07/24
(f)
................. 27,000 27,000,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Other — 0.6%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043 , RB , VRDN
( Mizuho Bank Ltd. LOC ) , 5.44% , 05/07/24 . USD 26,185 $ 26,185,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005 , RB , VRDN
( Barclays Bank plc LOC ) , 5.48% , 05/07/24 . 6,220 6,220,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX , RB , VRDN
( Barclays Bank plc LOC ) , 5.48% , 05/07/24 . 2,800 2,800,000
35,205,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. ,
Series 2023-1 , RB , VRDN ( Royal Bank of
Canada LOC ) , 5.38% , 05/07/24
(f)
....... 4,000 4,000,000
Total Municipal Bonds — 1 .5%
(Cost: $ 85,484,000 ) ............................... 85,484,000
Time Deposits
ABN AMRO Bank NV , 5.33% , 05/02/24 ..... 33,000 33,000,000
Credit Agricole Corporate & Investment Bank
SA , 5.30% , 05/01/24 ............... 37,656 37,656,000
Erste Group Bank AG , 5.33% , 05/01/24 ..... 93,000 93,000,000
First Abu Dhabi Bank USA NV , 5.32% , 05/01/24 53,000 53,000,000
ING Bank NV , 5.33% , 05/01/24 .......... 63,000 63,000,000
Mizuho Bank Ltd. , 5.32% , 05/01/24 ........ 25,000 25,000,000
Royal Bank of Canada , 5.32% , 05/01/24 .... 127,000 127,000,000
Skandinaviska Enskilda Banken AB ,
5.32% , 05/01/24 .................. 109,000 109,000,000
Svenska Handelsbanken AB , 5.31% , 05/01/24 30,000 30,000,000
Swedbank AB , 5.32% , 05/01/24 .......... 90,000 90,000,000
Total Time Deposits — 11 .6%
(Cost: $ 660,656,000 ) .............................. 660,656,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.49%, 05/07/24
(a)
................ USD 4,714 $ 4,714,286
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $ 4,714,286 ) ............................... 4,714,286
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
5.34% , 10/03/24 .................. 14,000 13,687,761
5.20% , 01/23/25 .................. 40,500 38,998,951
5.23% , 02/20/25 .................. 19,000 18,219,582
5.24% , 03/20/25 .................. 11,000 10,506,003
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield at 0.00% Floor +
0.17%), 5.49% , 04/30/25
(a)
........... 4,000 4,003,841
Total U.S. Treasury Obligations — 1 .5%
(Cost: $ 85,539,130 ) ............................... 85,416,138
Total Repurchase Agreements — 31 .8%
(Cost: $ 1,813,500,000 ) ............................ 1,813,500,000
Total Investments — 96 .1%
(Cost: $ 5,474,503,219 )
(g)
........................... 5,474,007,094
Other Assets Less Liabilities — 3.9% .................... 220,890,944
Net Assets — 100.0% ...............................
$ 5,694,898,038
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .31%
(a)
04/30/24 05/01/24 $ 1,000 $ 1,000,000 $ 1,000,147
U.S. Treasury
Obligations, 0.13% to
5.48%, due 07/15/24 to
04/30/26 ......... $ 888,666 $ 1,020,000
5 .37 04/30/24 05/01/24 55,000 55,000,000 55,008,204
Corporate/Debt
Obligations, 1.12% to
7.00%, due 09/11/24 to
08/18/60 ......... 60,131,787 57,750,000
5 .39
(b)
04/30/24 05/01/24 23,000 23,000,000 23,003,444
Corporate/Debt
Obligations, 1.41% to
9.66%, due 12/20/25 to
08/26/69 ......... 55,448,901 24,610,000
5 .44
(c)
04/30/24 05/08/24 9,000 9,000,000 9,010,880
Corporate/Debt
Obligations, 0.90% to
6.71%, due 09/20/24 to
08/15/63 ......... 9,515,000 9,450,571
5 .64
(c)
04/30/24 06/05/24 48,000 48,000,000 48,270,720
Corporate/Debt
Obligations, 1.07% to
7.36%, due 12/26/31 to
06/25/68 ......... 94,387,295 51,360,000
– –
$ 136,000,000 $ 144,190,571
– –
Bank of Montreal .... 5 .42 04/24/24 05/01/24 18,000 18,000,000 18,018,970
U.S. Government
Sponsored Agency
Obligation, 6.83%, due
11/20/53 ......... 19,169,268 18,900,001
– –
Barclays Bank plc ... 5 .42
(b)
04/30/24 05/01/24 73,000 73,000,000 73,010,991
Corporate/Debt
Obligations, 4.25% to
6.88%, due 10/15/25 to
03/15/54 ......... 77,119,000 76,650,307
5 .42 04/30/24 05/01/24 43,000 43,000,000 43,006,474
Corporate/Debt
Obligations, 2.70% to
5.80%, due 09/28/25 to
04/15/50 ......... 55,439,000 45,150,095
5 .44
(b)
04/30/24 05/01/24 25,000 25,000,000 25,003,778
Corporate/Debt
Obligations, 5.50% to
7.50%, due 04/01/34 to
07/01/54 ......... 23,655,000 26,751,717
5 .52
(b)
04/30/24 05/01/24 5,000 5,000,000 5,000,767
Corporate/Debt
Obligation, 9.35%, due
12/31/79 ......... 5,132,000 5,250,603
5 .57
(c)
04/30/24 06/05/24 8,000 8,000,000 8,044,560
Corporate/Debt
Obligations, 2.00% to
4.00%, due 08/01/38 to
08/15/54 ......... 9,315,000 8,563,083
– –
$ 154,000,000 $ 162,365,805
– –
Barclays Capital, Inc. . 5 .55
(c)
04/30/24 06/05/24 71,000 71,000,000 71,394,050
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.50%, due 04/25/35 to
05/25/54 ......... 70,385,313 75,970,000
– –
BNP Paribas SA .... 5 .42
(b)
04/30/24 05/01/24 21,000 21,000,000 21,003,162
Corporate/Debt
Obligations, 4.65% to
4.91%, due 05/24/33 to
07/23/48 ......... 24,225,000 22,050,262
– –
Citigroup Global Markets,
Inc. ........... 5 .31
(a)
04/30/24 05/01/24 1,000 1,000,000 1,000,147
U.S. Treasury
Obligations, 0.75% to
4.50%, due 03/31/26 to
04/30/26 ......... 1,093,758 1,020,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .33% 04/30/24 05/01/24 $ 10,000 $ 10,000,000 $ 10,001,481
U.S. Government
Sponsored Agency
Obligations, 0.00% to
1.56%, due 04/25/37 to
02/25/43 ......... $ 1,320,913,405 $ 10,700,752
5 .39
(b)
04/30/24 05/01/24 29,000 29,000,000 29,004,342
Corporate/Debt
Obligation, 0.00%, due
05/06/24 ......... 30,482,190 30,450,001
5 .63
(c)
04/30/24 07/02/24 5,000 5,000,000 5,049,262
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.07%, due 09/25/26 to
01/25/64 ......... 618,616,254 5,442,669
– –
$ 45,000,000 $ 47,613,422
– –
Credit Agricole Corporate
& Investment Bank SA 5 .31
(a)
04/30/24 05/01/24 1,000 1,000,000 1,000,148
U.S. Treasury
Obligations, 1.13% to
4.75%, due 04/15/28 to
08/15/53 ......... 1,338,144 1,020,008
5 .33 04/30/24 05/01/24 15,000 15,000,000 15,002,221
U.S. Treasury
Obligations, 0.63% to
1.75%, due 07/15/32 to
01/15/34 ......... 15,996,000 15,300,016
5 .45
(c)
04/30/24 05/08/24 46,000 46,000,000 46,055,711
Corporate/Debt
Obligations, 0.38% to
9.23%, due 01/13/25 to
09/15/72 ......... 54,935,988 49,578,859
– –
$ 62,000,000 $ 65,898,883
– –
Goldman Sachs & Co.
LLC ........... 5 .74
(c)
04/30/24 06/15/24 5,000 5,000,000 5,036,672
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
01/01/54 ......... 5,261,141 5,150,000
– –
JP Morgan Securities
LLC ........... 5 .33 04/30/24 05/01/24 351,000 351,000,000 351,051,968
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 12/20/25 to
04/15/65 ......... 661,381,676 358,020,000
5 .44
(b)
04/30/24 05/01/24 25,000 25,000,000 25,003,778
Corporate/Debt
Obligations, 2.30% to
4.75%, due 06/23/25 to
01/31/50 ......... 27,626,000 26,250,449
5 .52
(b)
04/30/24 05/01/24 13,000 13,000,000 13,001,993
Corporate/Debt
Obligations, 4.32% to
4.90%, due 01/10/48 14,816,000 13,650,747
5 .52
(c)
04/30/24 05/08/24 8,000 8,000,000 8,009,813
Corporate/Debt
Obligations, 3.25% to
8.38%, due 09/15/28 to
07/15/48 ......... 11,357,897 8,760,474
5 .54
(b)
04/30/24 05/01/24 12,000 12,000,000 12,001,847
Corporate/Debt
Obligations, 3.08% to
5.00%, due 09/01/43 to
04/28/51 ......... 11,644,000 12,836,131
5 .62
(b)
04/30/24 05/01/24 30,000 30,000,000 30,004,683
Corporate/Debt
Obligations, 6.50% to
14.75%, due 04/15/27
to 11/01/66 ....... 30,603,000 34,121,589
5 .62
(c)
04/30/24 05/08/24 50,000 50,000,000 50,062,444
Corporate/Debt
Obligations, 1.00% to
8.50%, due 08/14/24 to
09/21/50 ......... 88,354,629 53,367,201

Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .69%
(c)
04/30/24 07/30/24 $ 17,000 $ 17,000,000 $ 17,244,512
Corporate/Debt
Obligations, 1.21% to
9.00%, due 10/01/25 to
03/15/72 ......... $ 21,180,588 $ 18,190,000
5 .80
(c)
04/30/24 07/30/24 40,000 40,000,000 40,586,444
Corporate/Debt
Obligations, 0.00% to
7.98%, due 08/10/35 to
01/25/67 ......... 248,284,598 42,800,000
5 .80
(c)
04/30/24 07/30/24 30,000 30,000,000 30,439,833
Corporate/Debt
Obligations, 0.00% to
8.25%, due 12/01/24 to
11/25/51 ......... 69,038,895 32,190,807
– –
$ 576,000,000 $ 600,187,398
– –
Mizuho Securities USA
LLC ........... 5 .47
(b)
04/30/24 05/01/24 86,000 86,000,000 86,013,067
Corporate/Debt
Obligations, 5.00%, due
03/15/44 to 09/01/53 84,120,000 92,020,796
5 .77
(c)
04/30/24 06/05/24 8,000 8,000,000 8,046,160
Corporate/Debt
Obligation, 9.09%, due
02/27/40 ......... 9,011,283 9,600,000
– –
$ 94,000,000 $ 101,620,796
– –
Natixis SA ......... 5 .44
(b)
04/30/24 05/01/24 10,000 10,000,000 10,001,511
Corporate/Debt
Obligations, 1.63% to
7.23%, due 05/01/25 to
05/15/42 ......... 11,495,000 10,500,122
5 .47
(c)
04/30/24 05/08/24 16,000 16,000,000 16,019,449
Corporate/Debt
Obligations, 1.00% to
6.50%, due 11/13/25 to
03/15/52 ......... 21,097,829 16,800,000
5 .52
(b)
04/30/24 05/01/24 69,000 69,000,000 69,010,580
Corporate/Debt
Obligations, 0.00% to
9.17%, due 03/01/26 to
10/17/57 ......... 86,474,302 73,660,492
5 .55
(c)
04/30/24 05/08/24 11,000 11,000,000 11,013,567
Corporate/Debt
Obligations, 2.70% to
11.00%, due 03/01/26
to 05/15/97 ....... 12,313,055 12,245,273
– –
$ 106,000,000 $ 113,205,887
– –
TD Securities USA LLC 5 .40
(b)
04/30/24 05/01/24 70,000 70,000,000 70,010,500
Corporate/Debt
Obligations, 3.40% to
5.55%, due 03/15/26 to
01/15/31 ......... 80,411,000 77,000,749
5 .42
(c)
04/30/24 05/08/24 90,000 90,000,000 90,108,400
Corporate/Debt
Obligations, 4.00% to
7.46%, due 09/17/30 to
01/15/83 ......... 90,081,000 97,397,430
– –
$ 160,000,000 $ 174,398,179
– –
Wells Fargo Securities
LLC ........... 5 .33 04/30/24 05/01/24 310,000 310,000,000 310,045,897
U.S. Government
Sponsored Agency
Obligations, 2.50% to
8.50%, due 11/20/30 to
04/20/54 ......... 385,939,227 316,200,000
5 .72
(c)
04/30/24 08/04/24 45,500 45,500,000 46,194,027
Corporate/Debt
Obligations, 0.00% to
6.40%, due 05/08/24 to
02/15/43 ......... 45,837,975 47,775,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
TempFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .77%
(c)
04/30/24 06/30/24 $ 10,000 $ 10,000,000 $ 10,097,769
Corporate/Debt
Obligations, 2.40% to
6.63%, due 11/01/28 to
12/01/48 ......... $ 12,230,000 $ 10,703,794
– –
$ 365,500,000 $ 374,678,794
– –
$ 1,813,500,000 $ 1,906,229,998
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,058,532,665 $ — $ 1,058,532,665
Commercial Paper ....................................... — 1,744,904,005 — 1,744,904,005
Corporate Bonds ........................................ — 20,800,000 — 20,800,000
Municipal Bonds ......................................... — 85,484,000 — 85,484,000
Repurchase Agreements ................................... — 1,813,500,000 — 1,813,500,000
Time Deposits .......................................... — 660,656,000 — 660,656,000
U.S. Government Sponsored Agency Obligations ................... — 4,714,286 — 4,714,286
U.S. Treasury Obligations ................................... — 85,416,138 — 85,416,138
$ — $ 5,474,007,094 $ — $ 5,474,007,094

Schedule of Investments
(unaudited)
April 30, 2024
T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.67% , 05/02/24 .................. USD 500,000 $ 499,926,111
4.59% , 05/07/24 .................. 1,910,098 1,908,442,881
4.76% , 05/09/24 .................. 4,515,270 4,509,992,152
4.98% , 05/14/24 .................. 400,000 399,253,944
5.02% , 05/16/24 .................. 1,465,345 1,462,203,266
5.10% , 05/21/24 .................. 197,780 197,210,284
5.17% , 05/28/24 .................. 57,316 57,093,327
5.23% , 06/04/24 .................. 2,482,899 2,470,812,190
5.26% , 06/13/24 .................. 684,961 680,862,958
5.27% , 06/18/24 .................. 282,600 280,612,380
5.28% , 06/20/24 .................. 1,475,528 1,465,014,813
5.31% , 07/05/24 .................. 2,359,835 2,338,331,068
5.32% , 07/09/24 .................. 229,480 227,195,598
5.31% , 07/11/24 .................. 5,062,040 5,011,594,349
5.32% , 07/18/24 .................. 2,383,602 2,357,908,662
5.33% , 07/23/24 .................. 409,542 404,622,311
5.33% , 07/25/24 .................. 2,450,882 2,421,840,480
5.33% , 07/30/24 .................. 1,565,882 1,545,507,522
5.34% , 08/01/24 .................. 1,564,072 1,544,176,126
5.35% , 08/06/24 .................. 1,410,628 1,390,865,066
5.35% , 08/13/24 .................. 509,000 501,309,574
5.32% , 08/15/24 .................. 1,035,000 1,019,564,412
5.37% , 08/20/24 .................. 250,400 246,356,212
5.34% , 08/22/24 .................. 530,755 522,258,498
5.37% , 08/27/24 .................. 1,115,240 1,096,085,135
5.35% , 08/29/24 .................. 166,762 163,910,370
5.35% , 09/05/24 .................. 627,278 615,982,579
5.34% , 09/19/24 .................. 401,106 393,046,876
5.34% , 10/03/24 .................. 33,280 32,543,277
5.34% , 10/10/24 .................. 426,284 416,478,475
5.35% , 10/24/24 .................. 749,909 730,991,586
5.35% , 10/31/24 .................. 2,705,390 2,634,977,194
5.29% , 11/29/24 .................. 349,170 339,267,218
5.24% , 12/26/24 .................. 522,909 506,964,810
5.20% , 01/23/25 .................. 856,035 826,971,224
5.23% , 02/20/25 .................. 996,260 957,887,273
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.24% , 03/20/25 .................. USD 118,982 $ 113,847,167
U.S. Treasury Notes
1.50% , 10/31/24 .................. 152,538 149,777,221
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.47% , 10/31/24
(b)
............... 1,177,305 1,177,567,778
2.25% , 11/15/24 .................. 83,800 82,471,192
1.00% , 12/15/24 .................. 60,680 59,196,044
2.25% , 12/31/24 .................. 228,540 224,417,891
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
5.53% , 01/31/25
(b)
............... 400,000 400,060,283
1.13% , 02/28/25 .................. 61,347 59,419,045
2.75% , 02/28/25 .................. 76,199 74,793,232
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.49% , 04/30/25
(b)
............... 3,523,565 3,523,517,605
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
5.45% , 07/31/25
(b)
............... 1,268,235 1,267,524,407
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.50% , 10/31/25
(b)
............... 2,158,689 2,158,536,251
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
5.57% , 01/31/26
(b)
............... 1,714,200 1,714,632,582
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
5.48% , 04/30/26
(b)
............... 451,093 451,093,000
Total U.S. Treasury Obligations — 54 .2%
(Cost: $ 53,634,913,899 ) ............................ 53,634,913,899
Total Repurchase Agreements — 43 .1%
(Cost: $ 42,566,047,500 ) ............................ 42,566,047,500
Total Investments — 97 .3%
(Cost: $ 96,200,961,399 ) ............................ 96,200,961,399
Other Assets Less Liabilities — 2.7% .................... 2,691,652,044
Net Assets — 100.0% ...............................
$ 98,892,613,443
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
T-Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .31%
(a)
04/30/24 05/01/24 $ 399,000 $ 399,000,000 $ 399,058,852
U.S. Treasury
Obligations, 0.13% to
5.48%, due 07/15/24 to
04/30/26 ......... $ 354,577,654 $ 406,980,001
5 .31 04/30/24 05/01/24 125,000 125,000,000 125,018,437
U.S. Treasury
Obligation, 0.13%, due
10/15/24 ......... 106,017,200 127,500,101
5 .31 04/30/24 05/01/24 60,000 60,000,000 60,008,850
U.S. Treasury
Obligations, 0.13% to
2.88%, due 07/15/24 to
06/15/25 ......... 49,976,000 61,200,045
– –
$ 584,000,000 $ 595,680,147
– –
Bank of Montreal .... 5 .31 04/30/24 05/01/24 174,000 174,000,000 174,025,665
U.S. Treasury
Obligations, 3.50% to
4.63%, due 02/15/27 to
02/15/33 ......... 182,167,300 177,480,053
– –
Bank of Nova Scotia
(The) .......... 5 .31 04/30/24 05/01/24 1,000 1,000,000 1,000,148
U.S. Treasury
Obligation, 0.75%, due
02/15/45 ......... 1,056,500 1,020,233
– –
Barclays Bank plc ... 5 .31 04/30/24 05/01/24 225,000 225,000,000 225,033,188
U.S. Treasury
Obligation, 3.38%, due
11/15/48 ......... 286,708,700 229,500,051
5 .31 04/30/24 05/01/24 1,250,000 1,250,000,000 1,250,184,375
U.S. Treasury
Obligations, 2.00% to
4.88%, due 05/31/30 to
08/15/51 ......... 1,611,046,200 1,275,000,075
– –
$ 1,475,000,000 $ 1,504,500,126
– –
BNP Paribas SA .... 5 .32 04/30/24 05/01/24 5,000 5,000,000 5,000,739
U.S. Treasury
Obligations, 2.88% to
4.38%, due 04/15/28 to
04/30/29 ......... 5,538,800 5,100,062
5 .32 04/30/24 05/01/24 2,250,000 2,250,000,000 2,250,332,500
U.S. Treasury
Obligations, 0.00% to
5.25%, due 01/15/25 to
02/15/54 ......... 2,408,452,150 2,295,000,032
5 .36
(b)
04/30/24 05/08/24 800,000 800,000,000 800,952,889
U.S. Treasury
Obligations, 0.00% to
4.75%, due 07/16/24 to
11/15/53 ......... 794,811,863 816,000,001
5 .43
(b)
04/30/24 05/09/24 1,200,000 1,200,000,000 1,201,629,000
U.S. Treasury
Obligations, 0.00% to
5.00%, due 05/15/24 to
11/15/53 ......... 1,219,558,625 1,224,000,007
– –
$ 4,255,000,000 $ 4,340,100,102
– –
Citibank NA ........ 5 .31 04/30/24 05/01/24 100,000 100,000,000 100,014,750
U.S. Treasury
Obligations, 0.13% to
4.63%, due 07/15/24 to
02/28/31 ......... 105,399,700 102,000,478
– –
Citigroup Global Markets,
Inc. ........... 5 .31 04/30/24 05/01/24 85,000 85,000,000 85,012,537
U.S. Treasury
Obligations, 0.38% to
4.63%, due 08/15/24 to
06/30/30 ......... 86,753,800 86,700,000
5 .31
(a)
04/30/24 05/01/24 385,000 385,000,000 385,056,787
U.S. Treasury
Obligations, 0.75% to
4.50%, due 03/31/26 to
04/30/26 ......... 421,097,107 392,700,039
5 .31 04/30/24 05/01/24 647,000 647,000,000 647,095,433
U.S. Treasury
Obligation, 4.50%, due
03/31/26 ......... 663,424,700 659,940,078

Schedule of Investments
(unaudited) (continued)
April 30, 2024
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .32% 04/24/24 05/01/24 $ 850,000 $ 850,000,000 $ 850,879,278
U.S. Treasury
Obligations, 0.13% to
4.88%, due 01/15/26 to
02/15/54 ......... $ 803,963,400 $ 867,000,023
– –
$ 1,967,000,000 $ 2,006,340,140
– –
Credit Agricole Corporate
& Investment Bank SA 5 .31 04/30/24 05/01/24 50,000 50,000,000 50,007,375
U.S. Treasury
Obligation, 1.88%, due
02/28/29 ......... 57,733,600 51,000,016
5 .31
(a)
04/30/24 05/01/24 1,150,000 1,150,000,000 1,150,169,625
U.S. Treasury
Obligations, 1.13% to
4.75%, due 04/15/28 to
08/15/53 ......... 1,538,853,439 1,173,000,040
5 .31 04/30/24 05/01/24 73,000 73,000,000 73,010,768
U.S. Treasury
Obligation, 0.88%, due
11/15/30 ......... 93,638,700 74,460,036
– –
$ 1,273,000,000 $ 1,298,460,092
– –
Deutsche Bank AG ... 5 .31 04/30/24 05/01/24 473,000 473,000,000 473,069,768
U.S. Treasury
Obligation, 4.25%, due
02/15/54 ......... 518,074,100 482,460,064
5 .35 04/30/24 05/01/24 2,000,000 2,000,000,000 2,000,297,222
U.S. Treasury
Obligations, 0.00% to
6.13%, due 10/10/24 to
02/15/53 ......... 2,312,956,300 2,040,000,027
– –
$ 2,473,000,000 $ 2,522,460,091
– –
Federal Reserve Bank of
New York ....... 5 .30 04/30/24 05/01/24 1,400,000 1,400,000,000 1,400,206,111
U.S. Treasury
Obligations, 0.38% to
3.13%, due 08/15/24 to
02/15/31 ......... 1,527,167,500 1,400,206,185
– –
Fixed Income Clearing
Corporation ..... 5 .31 04/30/24 05/01/24 2,000,000 2,000,000,000 2,000,295,000
U.S. Treasury
Obligations, 5.31%, due
05/01/24 ......... 2,100,705,300 2,040,000,050
5 .31 04/30/24 05/01/24 1,000,000 1,000,000,000 1,000,147,500
U.S. Treasury
Obligations, 2.63% to
4.63%, due 04/30/25 to
05/31/27 ......... 1,066,787,600 1,020,000,022
5 .31 04/30/24 05/01/24 3,500,000 3,500,000,000 3,500,516,250
U.S. Treasury
Obligations, 0.50% to
4.63%, due 04/30/25 to
11/15/49 ......... 4,092,252,400 3,570,000,036
5 .31 04/30/24 05/01/24 2,000,000 2,000,000,000 2,000,295,000
U.S. Treasury
Obligations, 0.38% to
6.13%, due 01/31/25 to
02/15/54 ......... 2,317,895,300 2,040,000,006
5 .32 04/30/24 05/01/24 750,000 750,000,000 750,110,833
U.S. Treasury
Obligations, 0.00% to
4.75%, due 05/31/24 to
08/15/53 ......... 783,643,900 765,000,067
5 .33 04/30/24 05/01/24 6,500,000 6,500,000,000 6,500,962,361
U.S. Treasury
Obligations, 0.00% to
5.57%, due 05/15/24 to
11/15/49 ......... 7,133,237,400 6,630,000,019
5 .33 04/30/24 05/01/24 4,000,000 4,000,000,000 4,000,592,222
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/15/24 to
02/15/54 ......... 4,857,780,500 4,080,000,042
5 .33 04/30/24 05/01/24 1,500,000 1,500,000,000 1,500,222,083
U.S. Treasury
Obligations, 0.00% to
5.49%, due 06/13/24 to
02/15/53 ......... 1,667,424,700 1,530,000,038
– –
$ 21,250,000,000 $ 21,675,000,280
– –

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co.
LLC ........... 5 .32% 04/30/24 05/01/24 $ 42,000 $ 42,000,000 $ 42,006,207
U.S. Treasury
Obligations, 0.00% to
0.13%, due 01/15/32 to
08/15/53 ......... $ 51,770,692 $ 42,840,001
– –
HSBC Securities USA,
Inc. ........... 5 .32 04/30/24 05/01/24 2,000 2,000,000 2,000,296
U.S. Treasury
Obligations, 0.00%, due
06/06/24 to 02/15/54 4,187,527 2,040,001
5 .32 04/30/24 05/01/24 1,000,000 1,000,000,000 1,000,147,778
U.S. Treasury
Obligations, 0.00% to
4.75%, due 07/15/24 to
05/15/51 ......... 1,226,200,431 1,020,000,001
– –
$ 1,002,000,000 $ 1,022,040,002
– –
ING Financial Markets
LLC ........... 5 .31 04/30/24 05/01/24 125,000 125,000,000 125,018,438
U.S. Treasury
Obligations, 0.38% to
4.75%, due 07/15/26 to
11/15/53 ......... 138,460,900 127,500,072
– –
JP Morgan Securities
LLC ........... 5 .31 04/30/24 05/01/24 197,000 197,000,000 197,029,057
U.S. Treasury
Obligation, 0.13%, due
04/15/26 ......... 178,225,600 200,940,062
5 .31 04/30/24 05/01/24 35,000 35,000,000 35,005,163
U.S. Treasury
Obligations, 0.63% to
1.75%, due 12/31/24 to
11/30/27 ......... 39,554,900 35,700,015
5 .31
(c)
04/30/24 05/01/24 250,000 250,000,000 250,036,875
U.S. Treasury
Obligation, 0.88%, due
09/30/26 ......... 280,385,800 255,000,010
5 .34
(b)
04/30/24 05/08/24 2,000,000 2,000,000,000 2,002,373,333
U.S. Treasury
Obligations, 0.00% to
4.00%, due 09/19/24 to
02/29/28 ......... 2,161,661,300 2,040,000,045
– –
$ 2,482,000,000 $ 2,531,640,132
– –
Morgan Stanley & Co.
LLC ........... 5 .31 04/30/24 05/01/24 4,500 4,500,000 4,500,664
U.S. Treasury
Obligations, 0.00% to
3.50%, due 08/15/25 to
02/15/51 ......... 7,162,485 4,590,000
– –
MUFG Securities
Americas, Inc. .... 5 .31 04/30/24 05/01/24 200,000 200,000,000 200,029,500
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/07/24 to
10/31/30 ......... 205,389,200 204,000,028
– –
Natixis SA ......... 5 .31 04/30/24 05/01/24 15,000 15,000,000 15,002,213
U.S. Treasury
Obligations, 0.13% to
4.75%, due 09/15/24 to
02/15/53 ......... 17,940,200 15,300,019
5 .31
(c)
04/30/24 05/01/24 243,000 243,000,000 243,035,843
U.S. Treasury
Obligations, 0.00% to
5.50%, due 06/15/25 to
11/15/51 ......... 309,120,403 247,860,000
– –
$ 258,000,000 $ 263,160,019
– –
Nomura Securities
International, Inc. .. 5 .31 04/30/24 05/01/24 750,000 750,000,000 750,110,625
U.S. Treasury
Obligations, 0.50% to
4.38%, due 02/15/26 to
02/15/53 ......... 835,752,800 765,090,051
– –
Prudential Insurance Co.
of America ...... 5 .34 04/30/24 05/01/24 6,469 6,468,750 6,469,710
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 6,599,010
5 .34 04/30/24 05/01/24 38,750 38,750,000 38,755,748
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 100,000,000 39,530,748

Schedule of Investments
(unaudited) (continued)
April 30, 2024
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .34% 04/30/24 05/01/24 $ 40,860 $ 40,860,000 $ 40,866,061
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... $ 72,000,000 $ 41,683,261
5 .34 04/30/24 05/01/24 42,600 42,600,000 42,606,319
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 43,458,319
5 .34 04/30/24 05/01/24 16,300 16,300,000 16,302,418
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 16,628,418
5 .34 04/30/24 05/01/24 31,413 31,412,500 31,417,160
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 32,045,760
5 .34 04/30/24 05/01/24 29,576 29,576,250 29,580,637
U.S. Treasury
Obligation, 0.00%, due
02/15/26 ......... 33,000,000 30,172,327
5 .34 04/30/24 05/01/24 12,225 12,225,000 12,226,813
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 12,471,213
5 .34 04/30/24 05/01/24 38,100 38,100,000 38,105,651
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 60,000,000 38,867,651
5 .34 04/30/24 05/01/24 11,719 11,718,750 11,720,488
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 25,000,000 11,954,988
5 .34 04/30/24 05/01/24 13,370 13,370,000 13,371,983
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 28,000,000 13,639,383
5 .34 04/30/24 05/01/24 13,419 13,418,750 13,420,740
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 13,689,020
5 .34 04/30/24 05/01/24 54,588 54,587,500 54,595,597
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 55,687,897
5 .34 04/30/24 05/01/24 12,090 12,090,000 12,091,793
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 12,333,713
5 .34 04/30/24 05/01/24 29,600 29,600,000 29,604,391
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 40,000,000 30,196,391
5 .34 04/30/24 05/01/24 14,558 14,557,500 14,559,659
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 14,850,899
5 .34 04/30/24 05/01/24 47,288 47,287,500 47,294,514
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 65,000,000 48,240,264
5 .34 04/30/24 05/01/24 73,875 73,875,000 73,885,958
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 75,363,958
5 .34 04/30/24 05/01/24 22,750 22,750,000 22,753,375
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 50,000,000 23,208,375
– –
$ 549,547,500 $ 560,621,595
– –
Royal Bank of Canada 5 .31 04/30/24 05/01/24 800,000 800,000,000 800,118,000
U.S. Treasury
Obligations, 0.25% to
4.63%, due 05/15/24 to
02/15/33 ......... 834,083,700 816,000,076
– –
Societe Generale SA . 5 .31 04/30/24 05/01/24 125,000 125,000,000 125,018,437
U.S. Treasury
Obligation, 4.63%, due
04/30/31 ......... 127,527,500 127,500,082
– –

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
T-Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
TD Securities USA LLC 5 .31% 04/30/24 05/01/24 $ 550,000 $ 550,000,000 $ 550,081,125
U.S. Treasury
Obligations, 0.25% to
4.63%, due 07/31/25 to
04/30/29 ......... $ 594,420,700 $ 561,000,078
– –
Wells Fargo Securities
LLC ........... 5 .31
(a)
04/30/24 05/01/24 500,000 500,000,000 500,073,750
U.S. Treasury
Obligations, 0.38% to
4.63%, due 05/31/24 to
11/15/33 ......... 532,947,147 510,000,010
5 .31 04/30/24 05/01/24 226,000 226,000,000 226,033,335
U.S. Treasury
Obligations, 0.38% to
4.75%, due 04/30/25 to
02/15/54 ......... 302,593,300 230,520,073
– –
$ 726,000,000 $ 740,520,083
– –
$ 42,566,047,500 $ 43,389,750,146
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 42,566,047,500 $ — $ 42,566,047,500
U.S. Treasury Obligations ................................... — 53,634,913,899 — 53,634,913,899
$ — $ 96,200,961,399 $ — $ 96,200,961,399

Schedule of Investments
(unaudited)
April 30, 2024
Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.67% , 05/02/24 .................. USD 7,224,056 $ 7,222,999,277
4.59% , 05/07/24 .................. 4,245,133 4,241,425,161
4.76% , 05/09/24 .................. 1,955,204 1,952,913,573
4.98% , 05/14/24 .................. 14,387,300 14,359,970,973
5.02% , 05/16/24 .................. 8,942,312 8,922,663,669
5.10% , 05/21/24 .................. 3,914,640 3,903,183,324
5.17% , 05/28/24 .................. 3,105,702 3,093,505,786
5.19% , 05/30/24 .................. 1,869,600 1,861,642,452
5.23% , 06/04/24 .................. 7,129,760 7,094,591,944
5.24% , 06/06/24 .................. 2,250,000 2,238,108,750
5.26% , 06/11/24 .................. 5,510,000 5,476,926,382
5.26% , 06/13/24 .................. 6,380,915 6,341,689,592
5.27% , 06/18/24 .................. 3,426,300 3,402,201,678
5.28% , 06/20/24 .................. 1,446,771 1,436,462,955
5.30% , 06/25/24 .................. 1,806,400 1,791,842,172
5.31% , 07/05/24 .................. 2,033,043 2,014,521,300
5.31% , 07/11/24 .................. 2,385,894 2,361,967,498
5.32% , 07/18/24 .................. 2,587,177 2,559,284,867
5.33% , 07/23/24 .................. 441,245 435,944,492
5.33% , 07/25/24 .................. 2,028,457 2,004,422,790
5.33% , 07/30/24 .................. 1,720,655 1,698,266,578
5.34% , 08/01/24 .................. 2,069,517 2,042,909,787
5.35% , 08/06/24 .................. 1,555,940 1,534,140,609
5.33% , 08/08/24 .................. 458,450 452,064,755
5.35% , 08/13/24 .................. 567,900 559,319,660
5.32% , 08/15/24 .................. 1,079,000 1,062,908,214
5.37% , 08/20/24 .................. 268,100 263,770,450
5.34% , 08/22/24 .................. 1,720,740 1,693,193,824
5.37% , 08/27/24 .................. 1,251,460 1,229,965,481
5.35% , 09/05/24 .................. 1,296,713 1,273,337,674
5.33% , 09/12/24 .................. 745,205 731,058,525
5.34% , 09/19/24 .................. 428,604 419,991,980
5.34% , 10/03/24 .................. 31,975 31,268,678
5.34% , 10/10/24 .................. 521,971 509,966,710
5.35% , 10/24/24 .................. 846,117 824,772,481
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.35% , 10/31/24 .................. USD 1,733,800 $ 1,688,527,118
5.29% , 11/29/24 .................. 200,078 194,436,601
5.24% , 12/26/24 .................. 542,083 525,553,317
5.20% , 01/23/25 .................. 485,311 468,856,981
5.23% , 02/20/25 .................. 73,600 70,723,160
5.24% , 03/20/25 .................. 132,985 127,245,848
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.04%),
5.36% , 07/31/24
(b)
............... 826,000 825,984,728
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.47% , 10/31/24
(b)
............... 4,436,005 4,435,517,238
1.00% , 12/15/24 .................. 63,145 61,600,761
2.25% , 12/31/24 .................. 140,000 137,474,861
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
5.53% , 01/31/25
(b)
............... 2,614,255 2,614,654,639
1.13% , 02/28/25 .................. 24,221 23,467,842
2.75% , 02/28/25 .................. 24,307 23,861,468
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
5.45% , 07/31/25
(b)
............... 363,815 363,581,755
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.50% , 10/31/25
(b)
............... 1,079,428 1,079,262,739
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
5.57% , 01/31/26
(b)
............... 2,216,695 2,217,415,971
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
5.48% , 04/30/26
(b)
............... 514,134 514,134,000
Total U.S. Treasury Obligations — 100 .3%
(Cost: $ 112,415,503,068 ) ........................... 112,415,503,068
Total Investments — 100 .3%
(Cost: $ 112,415,503,068 ) ........................... 112,415,503,068
Liabilities in Excess of Other Assets — (0.3) % ............. (390,240,256)
Net Assets — 100.0% ...............................
$ 112,025,262,812
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 112,415,503,068 $ — $ 112,415,503,068

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
April 30, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 1.5%
(a)
Alaska Housing Finance Corp. , Series 2007B ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.72% , 05/07/24 ............. USD 10,690 $ 10,690,000
Alaska Housing Finance Corp. , Series 2007D ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.72% , 05/07/24 ............. 25,925 25,925,000
Alaska Housing Finance Corp. , Series 2009-B ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.72% , 05/07/24 ............. 4,720 4,720,000
Alaska Housing Finance Corp. , Series 2009D ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.72% , 05/07/24 ............. 12,300 12,300,000
53,635,000
Arizona — 0.8%
(a)
Arizona Industrial Development Authority ,
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ) , 3.85% , 05/07/24 .............. 5,405 5,405,000
Maricopa County Industrial Development
Authority , Series 2024C , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.77% , 05/07/24 .. 25,000 25,000,000
30,405,000
California — 1.9%
(a)
Bay Area Toll Authority , Series 2007C-2 , RB ,
VRDN ( Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC ) , 3.08% , 05/07/24 .............. 10,000 10,000,000
Bay Area Toll Authority , Series 2008C-1 , RB ,
VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.08% , 05/07/24 .............. 14,900 14,900,000
City of Modesto , Series 2008A , COP ,
VRDN ( BMO Harris Bank NA SBPA ) ,
3.50% , 05/07/24 .................. 13,100 13,100,000
Orange County Water District , Series 2003A ,
COP , VRDN ( Bank of America NA LOC ) ,
3.05% , 05/07/24 .................. 17,300 17,300,000
San Diego Public Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF1429 , RB ,
VRDN ( JPMorgan Chase Bank NA LIQ ) ,
3.85% , 05/07/24
(b) (c)
................ 4,600 4,600,000
Santa Clara County Financing Authority , Series
2008M , RB , VRDN ( Bank of America NA
LOC ) , 3.22% , 05/07/24 .............. 8,370 8,370,000
68,270,000
Colorado — 2.2%
(a)
City of Colorado Springs Utilities System ,
Series 2005A , RB , VRDN ( Bank of America
NA SBPA ) , 3.92% , 05/07/24 .......... 45,000 45,000,000
Colorado Health Facilities Authority , Series
2020B , RB , VRDN ( TD Bank NA LOC ) ,
3.75% , 05/07/24 .................. 17,590 17,590,000
Colorado Housing & Finance Authority , Series
2020A-1 , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 3.80% , 05/07/24 ......... 9,655 9,655,000
County of Arapahoe , Series 2001 , RB , VRDN
( Federal Home Loan Mortgage Corp. LOC ) ,
3.79% , 05/07/24 .................. 8,200 8,200,000
80,445,000
Security
Par (000)
Par (000) Value
Connecticut — 6.8%
(a)
Connecticut Housing Finance Authority ,
Series 2017F, Sub-Series F-3 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.72% , 05/07/24 .................. USD 28,930 $ 28,930,000
Connecticut Housing Finance Authority , Series
2019B-3 , RB , VRDN ( Bank of America NA
SBPA ) , 3.74% , 05/07/24 ............. 11,720 11,720,000
Connecticut Housing Finance Authority ,
Series 2016B, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.72% , 05/07/24 .................. 13,500 13,500,000
Connecticut Housing Finance Authority , Series
2018A-3 , RB , VRDN ( Bank of America NA
SBPA ) , 3.74% , 05/07/24 ............. 39,215 39,215,000
Connecticut State Health & Educational
Facilities Authority , Series 2017A-1 , RB ,
VRDN , 3.55% , 05/07/24 ............. 65,810 65,810,000
Connecticut State Health & Educational
Facilities Authority , Series 2017A-2 , RB ,
VRDN , 3.55% , 05/07/24 ............. 67,910 67,910,000
State of Connecticut , Series 2016C , GO ,
VRDN ( Bank of America NA SBPA ) ,
3.88% , 05/07/24 .................. 21,655 21,655,000
248,740,000
District of Columbia — 0.0%
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267 , RB ,
VRDN ( Bank of America NA LOC ) ,
3.82% , 05/07/24
(a) (b) (c)
............... 475 475,000
Florida — 6.8%
(a)
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.88% , 05/07/24
(b) (c)
. 3,720 3,720,000
Cape Coral, Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-YX1317 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.81% , 05/07/24
(b) (c)
..... 12,135 12,135,000
County of Escambia , Series 2 , RB , VRDN ,
3.90% , 05/01/24 .................. 53,500 53,500,000
County of St Lucie , Series 2000 , RB , VRDN ,
3.85% , 05/07/24 .................. 29,540 29,540,000
Escambia County Health Facilities Authority ,
Series 2003B , RB , VRDN ( TD Bank NA
SBPA ) , 3.85% , 05/01/24 ............. 12,515 12,515,000
Florida Housing Finance Corp. , Series 2004M ,
RB , VRDN ( Federal Home Loan Mortgage
Corp. LIQ ) , 3.80% , 05/07/24 .......... 7,975 7,975,000
Highlands County Health Facilities Authority ,
Series 2012I-3 , RB , VRDN , 3.72% , 05/07/24 38,270 38,270,000
JEA Electric System , Series 2008B-3 , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.78% , 05/07/24 .................. 24,655 24,655,000
JEA Water & Sewer System , Series 2008A-2 ,
RB , VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.75% , 05/07/24 .............. 19,855 19,855,000
Orange County Health Facilities Authority ,
Series 2009B , RB , VRDN ( TD Bank NA
LOC ) , 3.77% , 05/07/24 .............. 37,990 37,990,000
Orlando Utilities Commission , Series
2015B , RB , VRDN ( TD Bank NA SBPA ) ,
3.54% , 05/07/24 .................. 8,300 8,300,000
248,455,000

Schedule of Investments
(unaudited) (continued)
April 30, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 2.3%
(a)
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107 , RB , VRDN ( Royal Bank
of Canada LOC ) , 3.82% , 05/07/24
(b) (c)
.... USD 5,000 $ 5,000,000
Gainesville & Hall County Development
Authority , Series 2003B , RB , VRDN ( TD
Bank NA SBPA ) , 3.85% , 05/01/24 ...... 15,705 15,705,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-
E-155 , RB , VRDN ( Royal Bank of Canada
LOC ) , 3.81% , 05/07/24
(b) (c)
............ 20,000 20,000,000
Private Colleges & Universities Authority , Series
2022B , RB , VRDN , 3.60% , 05/07/24 ..... 42,670 42,670,000
83,375,000
Idaho — 0.3%
Idaho Housing & Finance Association , Series
2011A , RB , VRDN ( Federal Home Loan
Mortgage Corp. LOC ) , 3.92% , 05/07/24
(a)
.. 9,815 9,815,000
Illinois — 4.7%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.89% , 05/07/24
(b) (c)
................ 12,400 12,400,000
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XF3153 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.85% , 05/07/24
(b) (c)
................ 28,950 28,950,000
Illinois Finance Authority , Series 2001 , RB ,
VRDN ( BMO Harris Bank NA LOC ) ,
3.75% , 05/07/24 .................. 13,700 13,700,000
Illinois Finance Authority , Series 2008C-1 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.90% , 05/07/24 .................. 26,420 26,420,000
Illinois Finance Authority , Series 2008-D , RB ,
VRDN , 3.60% , 05/07/24 ............. 51,000 51,000,000
Illinois Finance Authority , Series 2021C ,
RB , VRDN ( Barclays Bank plc LOC ) ,
3.80% , 05/07/24 .................. 15,300 15,300,000
Illinois Finance Authority , Series 2008 , RB ,
VRDN ( BMO Harris Bank NA LOC ) ,
3.92% , 05/07/24 .................. 15,700 15,700,000
Illinois Housing Development Authority , Series
2024A , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 3.78% , 05/07/24 ......... 8,000 8,000,000
171,470,000
Indiana — 1.1%
(a)
Indiana Finance Authority , Series 2009B , RB ,
VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.85% , 05/07/24 .............. 25,245 25,245,000
Indiana Finance Authority , Series 2009D , RB ,
VRDN ( TD Bank NA LOC ) , 3.75% , 05/01/24 13,730 13,730,000
38,975,000
Iowa — 2.5%
(a)
Iowa Finance Authority , Series 2021 , RB ,
VRDN ( Korea Development Bank LOC ) ,
4.01% , 05/07/24
(c)
................. 62,000 62,000,000
Iowa Finance Authority , Series 2016E ,
RB , VRDN ( Federal National Mortgage
Association LIQ ) , 3.75% , 05/07/24 ...... 10,440 10,440,000
Iowa Finance Authority , Series 2018D , RB ,
VRDN ( JPMorgan Chase Bank NA LOC ) ,
3.70% , 05/07/24 .................. 18,360 18,360,000
90,800,000
Security
Par (000)
Par (000) Value
Kentucky — 0.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XG0161 ,
RB , VRDN ( Bank of America NA LOC ) ,
3.80% , 05/07/24
(a) (b) (c)
............... USD 4,960 $ 4,960,000
Louisiana — 5.6%
(a)
East Baton Rouge Parish Industrial
Development Board, Inc. , Series 2010B , RB ,
VRDN , 3.82% , 05/01/24 ............. 40,400 40,400,000
East Baton Rouge Parish Industrial
Development Board, Inc. , Series 2010 , RB ,
VRDN , 3.82% , 05/01/24 ............. 15,470 15,470,000
Louisiana Public Facilities Authority , Series
2004 , RB , VRDN , 3.60% , 05/07/24 ...... 22,700 22,700,000
Louisiana Public Facilities Authority , Series
2008A , RB , VRDN , 3.80% , 05/01/24 ..... 9,525 9,525,000
Louisiana Public Facilities Authority , Series
2008B , RB , VRDN , 3.75% , 05/07/24 ..... 18,400 18,400,000
Louisiana Public Facilities Authority , Series
2017A , RB , VRDN ( UBS AG LOC ) ,
3.73% , 05/07/24 .................. 20,000 20,000,000
Louisiana Public Facilities Authority , Series
2017B , RB , VRDN ( UBS AG LOC ) ,
3.77% , 05/07/24 .................. 27,500 27,500,000
Louisiana Public Facilities Authority , Series
2009A , RB , VRDN , 3.60% , 05/07/24 ..... 49,950 49,950,000
203,945,000
Maryland — 0.8%
(a)
Maryland Health & Higher Educational Facilities
Authority , Series 1985A , RB , VRDN ( TD
Bank NA LOC ) , 3.54% , 05/07/24 ....... 22,100 22,100,000
Washington Suburban Sanitary Commission ,
Series 2013A , RB , VRDN ( TD Bank NA
SBPA ) , 3.85% , 05/01/24 ............. 5,800 5,800,000
27,900,000
Massachusetts — 0.9%
(a)
Massachusetts Bay Transportation Authority ,
Series 2022A , RB , VRDN ( TD Bank NA
SBPA ) , 3.68% , 05/07/24 ............. 23,400 23,400,000
Massachusetts Development Finance Agency ,
Series 2011K-1 , RB , VRDN ( Wells Fargo
Bank NA SBPA ) , 3.70% , 05/07/24 ...... 6,435 6,435,000
Massachusetts Water Resources Authority ,
Series 2008A-1 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.75% , 05/07/24 .. 4,135 4,135,000
33,970,000
Michigan — 2.7%
(a)
Michigan Strategic Fund , Series 2007 , RB ,
VRDN , 3.80% , 05/01/24 ............. 57,235 57,235,000
Oakland University , Series 2008 , RB , VRDN
( JPMorgan Chase Bank NA LOC ) ,
3.80% , 05/07/24 .................. 22,885 22,885,000
University of Michigan , Series 2012D-2 , RB ,
VRDN , 3.65% , 05/07/24 ............. 16,775 16,775,000
96,895,000
Minnesota — 1.8%
(a)
City of Minneapolis , Series 1997B , RB ,
VRDN ( Wells Fargo Bank NA SBPA ) ,
3.77% , 05/07/24 .................. 7,100 7,100,000
City of Minneapolis , Series 2018C , RB ,
VRDN ( Wells Fargo Bank NA LOC ) ,
3.85% , 05/01/24 .................. 4,170 4,170,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minnesota Housing Finance Agency , Series
2015G , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.75% , 05/07/24 ............. USD 20,260 $ 20,260,000
Minnesota Housing Finance Agency , Series
2017F , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.75% , 05/07/24 ............. 27,865 27,865,000
Minnesota Housing Finance Agency , Series
2018D , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.75% , 05/07/24 ............. 6,540 6,540,000
65,935,000
Mississippi — 3.3%
(a)
Mississippi Business Finance Corp. , Series
2007B , RB , VRDN , 3.95% , 05/01/24 ..... 4,570 4,570,000
Mississippi Business Finance Corp. , Series
2009E , RB , VRDN , 3.95% , 05/01/24 ..... 8,905 8,905,000
Mississippi Business Finance Corp. , Series
2010A , RB , VRDN , 3.70% , 05/07/24 ..... 56,835 56,835,000
Mississippi Business Finance Corp. , Series
2010H , RB , VRDN , 3.75% , 05/01/24 ..... 14,625 14,625,000
Mississippi Business Finance Corp. , Series
2010L , RB , VRDN , 3.75% , 05/01/24 ..... 10,995 10,995,000
Mississippi Business Finance Corp. , Series
2011G , RB , VRDN , 3.95% , 05/01/24 ..... 9,095 9,095,000
Mississippi Business Finance Corp. , Series
2010F , RB , VRDN , 3.70% , 05/07/24 ..... 13,615 13,615,000
118,640,000
Missouri — 3.1%
(a)
Curators of the University of Missouri (The) ,
Series 2007B , RB , VRDN , 3.77% , 05/07/24 26,645 26,645,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.82% , 05/07/24
(b) (c)
................ 56,500 56,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XF0678 ,
RB , VRDN ( Royal Bank of Canada LIQ ) ,
3.80% , 05/07/24
(b) (c)
................ 6,880 6,880,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2019C-17 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.91% , 05/07/24
(b) (c)
................ 14,000 14,000,000
St Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382 ,
RB , VRDN ( Wells Fargo Bank NA LIQ ) ,
3.80% , 05/07/24
(b) (c)
................ 10,640 10,640,000
114,665,000
Nevada — 0.9%
County of Clark , Series 2009A , RB ,
VRDN ( Bank of America NA LOC ) ,
3.80% , 05/07/24
(a)
................. 31,715 31,715,000
New Jersey — 1.0%
(a)
New Jersey Health Care Facilities Financing
Authority , Series 2009D , RB , VRDN ( TD
Bank NA LOC ) , 3.70% , 05/07/24 ....... 26,575 26,575,000
New Jersey Health Care Facilities Financing
Authority , Series 2009E , RB , VRDN ( TD
Bank NA LOC ) , 3.40% , 05/07/24 ....... 9,500 9,500,000
36,075,000
Security
Par (000)
Par (000) Value
New York — 16.0%
(a)
City of New York , Series 2012A-4 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.75% , 05/07/24 .................. USD 30,000 $ 30,000,000
City of New York , Series 2015 F-5 , GO , VRDN
( Barclays Bank plc SBPA ) , 3.85% , 05/01/24 17,965 17,965,000
City of New York , Series 2019D-4 , GO , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.85% , 05/01/24 .................. 53,190 53,190,000
Long Island Power Authority , Series 2023D ,
RB , VRDN ( Barclays Bank plc LOC ) ,
3.78% , 05/07/24 .................. 17,200 17,200,000
Metropolitan Transportation Authority , Series
2012, Sub-Series G-4 , RB , VRDN ( Bank of
Montreal LOC ) , 3.75% , 05/01/24 ....... 23,300 23,300,000
New York City Housing Development Corp. ,
Series 2023B-2 , RB , VRDN ( TD Bank NA
SBPA ) , 3.67% , 05/07/24 ............. 19,385 19,385,000
New York City Housing Development Corp. ,
Series 2021F-3 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.75% , 05/07/24 .......... 55,575 55,575,000
New York City Municipal Water Finance
Authority , Series 2007, Sub-Series CC-1 ,
RB , VRDN ( Sumitomo Mitsui Banking Corp.
SBPA ) , 3.80% , 05/07/24 ............. 26,760 26,760,000
New York City Municipal Water Finance
Authority , Series 2013AA-2 , RB , VRDN
( Barclays Bank plc SBPA ) , 3.75% , 05/07/24 44,325 44,325,000
New York City Municipal Water Finance
Authority , Series AA-5 , RB , VRDN ( Mizuho
Bank Ltd. SBPA ) , 3.75% , 05/01/24 ...... 13,100 13,100,000
New York City Municipal Water Finance
Authority , Series AA-6 , RB , VRDN ( Mizuho
Bank Ltd. SBPA ) , 3.70% , 05/01/24 ...... 18,000 18,000,000
New York City Municipal Water Finance
Authority , Series BB1A , RB , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.80% , 05/01/24 .................. 10,000 10,000,000
New York City Transitional Finance Authority ,
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.85% , 05/01/24 .......... 20,300 20,300,000
New York City Transitional Finance Authority ,
Series 2013C-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.80% , 05/01/24 .. 17,040 17,040,000
New York City Transitional Finance Authority ,
Series 2014A-4 , RB , VRDN ( Mizuho Bank
Ltd. SBPA ) , 3.85% , 05/01/24 .......... 7,600 7,600,000
New York City Transitional Finance Authority ,
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.80% , 05/01/24 .. 16,510 16,510,000
New York City Transitional Finance Authority ,
Series 2019, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.80% , 05/01/24 .................. 24,420 24,420,000
New York City Transitional Finance Authority ,
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.80% , 05/01/24 .. 37,570 37,570,000
New York City Trust for Cultural Resources ,
Series 2009A , RB , VRDN ( JPMorgan Chase
Bank NA LOC ) , 3.70% , 05/07/24 ....... 10,040 10,040,000
New York State Dormitory Authority ,
Series 2006A , RB , VRDN ( Federal
National Mortgage Association LOC ) ,
3.58% , 05/07/24 .................. 24,220 24,220,000
New York State Dormitory Authority , Series
2009A , RB , VRDN , 3.60% , 05/07/24 ..... 24,620 24,620,000

Schedule of Investments
(unaudited) (continued)
April 30, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF2647 , RB , VRDN ( JPMorgan
Chase Bank NA LIQ ) , 3.80% , 05/07/24
(b) (c)
. USD 2,300 $ 2,300,000
New York State Energy Research &
Development Authority , Series 2005A-
3 , RB , VRDN ( Mizuho Bank Ltd. LOC ) ,
3.70% , 05/07/24 .................. 14,200 14,200,000
New York State Housing Finance Agency ,
Series 2004A , RB , VRDN ( Federal
National Mortgage Association LOC ) ,
3.75% , 05/07/24 .................. 5,500 5,500,000
New York State Housing Finance Agency ,
Series 2022G-3 , RB , VRDN ( Bank of
America NA SBPA ) , 3.76% , 05/07/24 .... 10,335 10,335,000
New York State Urban Development Corp. ,
Series 2004A-3-C , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.80% , 05/07/24 .. 13,775 13,775,000
Triborough Bridge & Tunnel Authority , Series
2005B-4A , RB , VRDN ( TD Bank NA LOC ) ,
3.75% , 05/01/24 .................. 9,200 9,200,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF1359 , RB , VRDN ( Toronto-
Dominion Bank LIQ ) , 3.81% , 05/07/24
(b) (c)
. 15,000 15,000,000
581,430,000
North Carolina — 1.0%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2007E , RB , VRDN ( TD Bank NA
LOC ) , 3.75% , 05/01/24 .............. 10,310 10,310,000
City of Charlotte Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0403 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.80% , 05/07/24
(b) (c)
. 2,276 2,276,000
Durham Housing Authority , Series 2021A ,
RB , VRDN ( United Fidelity Bank FSB
LOC, Federal Home Loan Bank LIQ ) ,
3.92% , 05/07/24 .................. 22,885 22,885,000
35,471,000
Ohio — 6.4%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-133 , RB , VRDN ( Royal Bank
of Canada LOC ) , 3.80% , 05/07/24
(b) (c)
.... 10,665 10,665,000
City of Columbus , Series 2008B , RB , VRDN ,
3.72% , 05/07/24 .................. 25,900 25,900,000
County of Franklin , Series 2008B , RB , VRDN ,
3.77% , 05/07/24 .................. 34,505 34,505,000
County of Franklin , Series 2011D , RB , VRDN ,
3.75% , 05/07/24 .................. 24,100 24,100,000
County of Franklin , Series 2015B , RB , VRDN ,
3.77% , 05/07/24 .................. 19,000 19,000,000
Ohio Higher Educational Facility Commission ,
Series 2013B-1 , RB , VRDN ( Ohio State
Treasurer SBPA ) , 3.75% , 05/07/24 ...... 10,355 10,355,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.81% , 05/07/24
(b) (c)
................ 9,000 9,000,000
Ohio Water Development Authority Water
Pollution Control Loan Fund , Series 2016A ,
RB , VRDN ( Toronto-Dominion Bank SBPA ) ,
3.70% , 05/07/24 .................. 85,500 85,500,000
Security
Par (000)
Par (000) Value
Ohio (continued)
StoryPoint Senior Living Care, Tender Option
Bond Trust Receipts/Certificates , Series
2024-YX1330 , RB , VRDN ( Barclays Bank
plc LOC ) , 3.87% , 05/07/24
(b) (c)
......... USD 5,450 $ 5,450,000
University Hospitals Health Systems, Inc.,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-C-22 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.81% , 05/07/24
(b) (c)
................ 10,000 10,000,000
234,475,000
Oregon — 0.2%
Oregon State Facilities Authority , Series 2005A ,
RB , VRDN ( Federal National Mortgage
Association LOC ) , 3.85% , 05/07/24
(a)
.... 5,775 5,775,000
Pennsylvania — 4.4%
(a)
Emmaus General Authority , Series 1996 ,
RB , VRDN ( Wells Fargo Bank NA SBPA ) ,
3.80% , 05/07/24 .................. 20,505 20,505,000
Montgomery County Industrial Development
Authority , Series 2002 , RB , VRDN ( TD Bank
NA SBPA ) , 3.85% , 05/01/24 .......... 4,970 4,970,000
Pennsylvania Economic Development
Financing Authority , Series 2009C ,
RB , VRDN ( MUFG Bank Ltd. LOC ) ,
4.50% , 05/07/24 .................. 18,100 18,100,000
Pennsylvania Housing Finance Agency, Tender
Option Bond Trust Receipts , Series 2024-
XF1700 , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.80% , 05/07/24
(b) (c)
............ 10,260 10,260,000
Pennsylvania State Health, Tender Option
Bond Trust Receipts , Series 2024-XG0566 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.80% , 05/07/24
(b) (c)
................ 2,065 2,065,000
Sports & Exhibition Authority of Pittsburgh
and Allegheny County , Series 2007-
A , RB , VRDN ( PNC Bank NA SBPA ) ,
3.79% , 05/07/24 .................. 66,725 66,725,000
Washington County Authority , Series 2004 , RB ,
VRDN , 3.57% , 05/07/24 ............. 21,465 21,465,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017-YX1075 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.81% , 05/07/24
(b) (c)
..... 17,190 17,190,000
161,280,000
Rhode Island — 0.1%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721 , RB ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.80% , 05/07/24
(a) (b) (c)
............... 4,360 4,360,000
South Carolina — 2.6%
(a)
South Carolina Jobs-Economic Development
Authority , Series 2018B , RB , VRDN ( TD
Bank NA LOC ) , 3.75% , 05/01/24 ....... 18,150 18,150,000
South Carolina Jobs-Economic Development
Authority , Series 2023A , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.79% , 05/07/24 . 50,500 50,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.79% , 05/07/24 . 10,000 10,000,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398 , RB , VRDN ( Barclays
Bank plc LIQ ) , 3.89% , 05/07/24
(b) (c)
...... 6,145 6,145,000

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
April 30, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.89% , 05/07/24
(b) (c)
. USD 9,010 $ 9,010,000
93,805,000
South Dakota — 1.1%
(a)
South Dakota Housing Development Authority ,
Series 2020A , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 3.78% , 05/07/24 ..... 10,965 10,965,000
South Dakota Housing Development
Authority , Series 2020B , RB , VRDN ( SD
Housing Development Authority SBPA ) ,
3.75% , 05/07/24 .................. 27,975 27,975,000
38,940,000
Tennessee — 0.1%
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates , Series 2018-YX1087 ,
RB , VRDN ( Barclays Bank plc LIQ ) ,
3.80% , 05/07/24
(a) (b) (c)
............... 5,405 5,405,000
Texas — 10.3%
(a)
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates , Series
2015-XF0220 , RB , VRDN ( JPMorgan Chase
Bank NA LIQ ) , 3.80% , 05/01/24
(b) (c)
...... 21,235 21,235,000
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.77% , 05/07/24 .................. 55,055 55,055,000
Gulf Coast Industrial Development Authority ,
Series 2012 , RB , VRDN , 3.70% , 05/01/24 . 8,195 8,195,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2015-3 , RB , VRDN
( TD Bank NA LOC ) , 3.80% , 05/07/24 .... 19,450 19,450,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2020B , RB , VRDN ,
3.75% , 05/01/24 .................. 37,110 37,110,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2021C , RB ,
VRDN ( Bank of America NA SBPA ) ,
3.65% , 05/01/24 .................. 12,340 12,340,000
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF3163 , GO ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.80% , 05/07/24
(b) (c)
................ 5,245 5,245,000
Permanent University Fund - University of
Texas System , Series 2008A , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.75% , 05/07/24 .................. 14,910 14,910,000
Permanent University Fund - University of
Texas System , Series 2008A , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.70% , 05/07/24 .................. 55,260 55,260,000
Red River Education Finance Corp. , Series
2006 , RB , VRDN ( TD Bank NA SBPA ) ,
3.80% , 05/07/24 .................. 36,900 36,900,000
State of Texas , Series 2014A , GO , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.90% , 05/07/24 .................. 22,205 22,205,000
State of Texas , Series 2020 , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.75% , 05/07/24 .................. 21,200 21,200,000
Security
Par (000)
Par (000) Value
Texas (continued)
State of Texas , Series 2022 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.95% , 05/07/24 .................. USD 25,900 $ 25,900,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2008A , RB , VRDN
( TD Bank NA LOC ) , 3.75% , 05/01/24 .... 20,125 20,125,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series C-4 , RB , VRDN ( TD
Bank NA LOC ) , 3.80% , 05/07/24 ....... 20,620 20,620,000
375,750,000
Utah — 0.7%
Utah Water Finance Agency , Series B-2 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.90% , 05/07/24
(a)
................. 25,345 25,345,000
Virginia — 2.1%
(a)
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606 , RB , VRDN ( Bank of
America NA LIQ ) , 3.83% , 05/07/24
(b) (c)
.... 1,050 1,050,000
Loudoun County Economic Development
Authority , Series 2003D , RB , VRDN ,
3.72% , 05/07/24 .................. 39,020 39,020,000
Norfolk Economic Development Authority ,
Series 2016A , RB , VRDN , 3.75% , 05/07/24 26,050 26,050,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022C-19 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.81% , 05/07/24
(b) (c)
................ 4,730 4,730,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-C-20 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.81% , 05/07/24
(b) (c)
................ 6,000 6,000,000
76,850,000
Washington — 0.4%
County of King , Series 2019B , GO , VRDN ( TD
Bank NA SBPA ) , 3.75% , 05/07/24
(a)
..... 15,935 15,935,000
Wisconsin — 0.8%
(a)
University of Wisconsin Hospitals & Clinics ,
Series 2018C , RB , VRDN ( BMO Harris Bank
NA SBPA ) , 3.80% , 05/01/24 .......... 20,715 20,715,000
Wisconsin Health & Educational Facilities
Authority , Series 2008B , RB , VRDN ( TD
Bank NA LOC ) , 3.75% , 05/01/24 ....... 5,360 5,360,000
Wisconsin Housing & Economic Development
Authority , Series 2017C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.72% , 05/07/24 . 4,360 4,360,000
30,435,000
Wyoming — 1.0%
Wyoming Community Development Authority ,
Series 2022-2 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.75% , 05/07/24
(a)
......... 35,280 35,280,000
Total Municipal Bonds — 98 .3%
(Cost: $ 3,580,096,000 ) ............................ 3,580,096,000

Schedule of Investments
(unaudited) (continued)
April 30, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies
New York — 1.1%
(a)(c)
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 1 , VRDP , ( Societe
Generale LIQ ) , 3.82% , 05/07/24 ........ USD 10,200 $ 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 5 , VRDP , ( Toronto-
Dominion Bank LIQ ) , 3.81% , 05/07/24 .... 30,000 30,000,000
40,200,000
Total Closed-End Investment Companies — 1 .1%
(Cost: $ 40,200,000 ) ............................... 40,200,000
Total Investments — 99 .4%
(Cost: $ 3,620,296,000 )
(d)
........................... 3,620,296,000
Other Assets Less Liabilities — 0.6% .................... 21,625,731
Net Assets — 100.0% ...............................
$ 3,641,921,731
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 40,200,000 $ — $ 40,200,000
Municipal Bonds ......................................... — 3,580,096,000 — 3,580,096,000
$ — $ 3,620,296,000 $ — $ 3,620,296,000

Statements of Assets and Liabilities
(unaudited)
April 30, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................... $ 5,931,283,752 $ 81,495,983,720 $ 9,866,692,368 $ 3,660,507,094 $ 53,634,913,899
Cash ................................................ 442,411,645 8,478,977,939 662,221,992 300,393,076 5,700,744,056
Repurchase agreements, at value — unaffiliated
(b)
................... — 60,832,236,250 5,017,000,000 1,813,500,000 42,566,047,500
Receivables: – – – – –
Capital shares sold ...................................... 12,189,768 11,968,305 118,815,293 — 33,816,512
Interest — unaffiliated .................................... 5,141,462 73,080,277 42,383,929 16,599,877 17,280,728
Prepaid e xpenses ........................................ 590,565 95,966,619 294,999 5,478,615 36,510,882
Total a ssets ............................................
6,391,617,192 150,988,213,110 15,707,408,581 5,796,478,662 101,989,313,577
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 385,701,461 4,388,388,250 229,965,861 89,986,641 2,727,543,422
Capital shares redeemed .................................. 3,772,480 5,735,799 91,189,886 — 10,715,607
Custodian fees ......................................... 23,075 160,172 38,843 32,558 145,460
Income dividend distributions ............................... 18,978,491 398,438,887 58,796,621 3,857,645 304,758,119
Management fees ....................................... 770,109 20,005,588 2,164,636 769,902 13,790,804
Trustees' and Officer's fees ................................ 3,398 72,306 — 8,848 49,260
Professional fees ....................................... 24,667 62,269 6,641 32,505 61,288
Registration fees ....................................... 156,669 5,464,974 104,544 1,196,660 2,549,821
Service and distribution fees ................................ 373,167 97,474,969 4,146 5,530,565 36,656,929
Transfer agent fees ..................................... 41,499 540,934 48,792 136,989 365,961
Other accrued expenses .................................. 41,405 168,428 13,432 28,311 63,463
Total li abilities ...........................................
409,886,421 4,916,512,576 382,333,402 101,580,624 3,096,700,134
Commitments and contingent liabilities — — — — —
NET ASSETS ...........................................
$ 5,981,730,771 $ 146,071,700,534 $ 15,325,075,179 $ 5,694,898,038 $ 98,892,613,443
NET ASSETS CONSIST OF:
Paid-in capital ........................................... $ 5,981,500,114 $ 146,151,826,182 $ 15,327,461,418 $ 5,696,150,687 $ 98,939,207,941
Accumulated earnings (loss) ................................. 230,657 (80,125,648) (2,386,239) (1,252,649) (46,594,498)
NET ASSETS ...........................................
$ 5,981,730,771 $ 146,071,700,534 $ 15,325,075,179 $ 5,694,898,038 $ 98,892,613,443
(a)
  Investments, at cost — unaffiliated ......................... $ 5,931,283,752 $ 81,495,983,720 $ 9,867,986,541 $ 3,661,003,219 $ 53,634,913,899
(b)
  Repurchase agreements, at cost — unaffiliated ................. $ — $ 60,832,236,250 $ 5,017,000,000 $ 1,813,500,000 $ 42,566,047,500

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2024

Financial Statements
BlackRock Liquid
Federal Trust
Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................
$ 5,890,039,793 $ 124,639,511,102 $ 14,740,315,197 $ 4,828,169,220 $ 91,057,956,974
Shares outstanding ..................................
5,889,805,228 124,708,003,423 14,735,956,250 4,826,212,219 91,100,820,068
Net asset value .....................................
$ 1.00 $ 1.00 $ 1.0003 $ 1.0004 $ 1.00
Shares authorized ...................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Administration
Net assets .........................................
$ 34,984,435 $ 6,952,460,945 $ — $ 27,463,295 $ 4,307,204,234
Shares outstanding ..................................
34,983,043 6,956,271,848 — 27,451,631 4,309,225,828
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ...................................
Unlimited Unlimited — Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Bancroft Capital
Net assets .........................................
$ 54,159 $ — $ — $ — $ —
Shares outstanding ..................................
54,157 — — — —
Net asset value .....................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ...................................
Unlimited — — — —
Par value ......................................... $ — $ — $ — $ — $ —
Cabrera Capital Markets
Net assets .........................................
$ 54,159 $ — $ — $ 806,796 $ —
Shares outstanding ..................................
54,157 — — 806,440 —
Net asset value .....................................
$ 1.00 $ — $ — $ 1.0004 $ —
Shares authorized ...................................
Unlimited — — Unlimited —
Par value ......................................... $ — $ — $ — $ — $ —
Capital
Net assets .........................................
$ — $ 126,447,012 $ — $ 243,943,202 $ 219,109,987
Shares outstanding ..................................
— 126,516,351 — 243,832,792 219,212,851
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0005 $ 1.00
Shares authorized ...................................
— Unlimited — Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Cash Management
Net assets .........................................
$ 8,659,380 $ 641,817,453 $ — $ 490,984,196 $ 779,987,209
Shares outstanding ..................................
8,659,035 642,169,526 — 490,780,592 780,353,664
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ...................................
Unlimited Unlimited — Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Cash Reserve
Net assets .........................................
$ — $ 3,844,590,076 $ — $ 13,630,238 $ 71,070,536
Shares outstanding ..................................
— 3,846,704,245 — 13,623,954 71,104,004
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0005 $ 1.00
Shares authorized ...................................
— Unlimited — Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Dollar
Net assets .........................................
$ 7,728,141 $ 3,876,726,360 $ 18,826,574 $ 89,551,890 $ 946,556,487
Shares outstanding ..................................
7,727,833 3,878,855,500 18,819,421 89,514,655 947,001,673
Net asset value .....................................
$ 1.00 $ 1.00 $ 1.0004 $ 1.0004 $ 1.00
Shares authorized ...................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Great Pacific
Net assets .........................................
$ 54,140 $ — $ 565,896,918 $ — $ —
Shares outstanding ..................................
54,138 — 565,773,004 — —
Net asset value .....................................
$ 1.00 $ — $ 1.0002 $ — $ —
Shares authorized ...................................
Unlimited — Unlimited — —
Par value ......................................... $ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid
Federal Trust
Fund FedFund TempCash TempFund T-Fund
Mischler Financial Group
Net assets .........................................
$ 14,053,314 $ 1,730,272,723 $ — $ — $ —
Shares outstanding ..................................
14,052,754 1,731,219,487 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value ......................................... $ — $ — $ — $ — $ —
Penserra
Net assets .........................................
$ 804,186 $ — $ — $ — $ —
Shares outstanding ..................................
804,154 — — — —
Net asset value .....................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ...................................
Unlimited — — — —
Par value ......................................... $ — $ — $ — $ — $ —
Premier
Net assets .........................................
$ — $ 3,720,199,129 $ 36,490 $ — $ 1,491,604,147
Shares outstanding ..................................
— 3,722,243,110 36,478 — 1,492,302,234
Net asset value .....................................
$ — $ 1.00 $ 1.0003 $ — $ 1.00
Shares authorized ...................................
— Unlimited Unlimited — Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Private Client
Net assets .........................................
$ — $ 248,028 $ — $ 349,201 $ —
Shares outstanding ..................................
— 248,164 — 349,046 —
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0004 $ —
Shares authorized ...................................
— Unlimited — Unlimited —
Par value ......................................... $ — $ — $ — $ — $ —
Select
Net assets .........................................
$ — $ 337,100,911 $ — $ — $ 19,123,869
Shares outstanding ..................................
— 337,285,642 — — 19,132,866
Net asset value .....................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ...................................
— Unlimited — — Unlimited
Par value ......................................... $ — $ — $ — $ — $ —
Stern Brothers
Net assets .........................................
$ 54,904 $ 9,920,245 $ — $ — $ —
Shares outstanding ..................................
54,902 9,925,686 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value ......................................... $ — $ — $ — $ — $ —
Tigress
Net assets .........................................
$ 25,244,160 $ 88,813,444 $ — $ — $ —
Shares outstanding ..................................
25,243,152 88,862,043 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value ......................................... $ — $ — $ — $ — $ —
WestCap
Net assets .........................................
$ — $ 103,593,106 $ — $ — $ —
Shares outstanding ..................................
— 103,649,834 — — —
Net asset value .....................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ...................................
— Unlimited — — —
Par value ......................................... $ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2024

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 112,415,503,068 $ 3,620,296,000
Cash .............................................................................................. 7,941,074,762 —
Receivables: – –
Capital shares sold .................................................................................... 3,327,673 13,020,026
Interest — unaffiliated .................................................................................. 4,460,392 16,666,493
Prepaid e xpenses ...................................................................................... 14,904,802 391,576
Total a ssets ..........................................................................................
120,379,270,697 3,650,374,095
LIABILITIES
Bank overdraft ......................................................................................... — 4,907
Payables: – –
Investments purchased ................................................................................. 7,966,804,779 1,665,000
Capital shares redeemed ................................................................................ 801,357 1,422,506
Custodian fees ....................................................................................... 360,393 18,296
Income dividend distributions ............................................................................. 349,736,884 4,672,003
Management fees ..................................................................................... 15,220,495 542,002
Trustees' and Officer's fees .............................................................................. 45,126 2,656
Professional fees ..................................................................................... 50,351 26,845
Registration fees ..................................................................................... 4,339,577 41,064
Service and distribution fees .............................................................................. 15,012,294 19,854
Transfer agent fees ................................................................................... 193,087 14,463
Other accrued expenses ................................................................................ 1,443,542 22,768
Total li abilities .........................................................................................
8,354,007,885 8,452,364
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 112,025,262,812 $ 3,641,921,731
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 112,012,754,518 $ 3,641,807,802
Accumulated earnings ................................................................................... 12,508,294 113,929
NET ASSETS .........................................................................................
$ 112,025,262,812 $ 3,641,921,731
(a)
  Investments, at cost — unaffiliated ................................................................... $ 112,415,503,068 $ 3,620,296,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 107,933,990,248 $ 3,639,607,840
Shares outstanding ..................................................................................
107,921,938,502 3,639,288,668
Net asset value .....................................................................................
$ 1.00 $ 1.0001
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Administration
Net assets .........................................................................................
$ 511,598,280 $ —
Shares outstanding ..................................................................................
511,541,237 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Capital
Net assets .........................................................................................
$ 638,624,699 $ —
Shares outstanding ..................................................................................
638,553,606 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Management
Net assets .........................................................................................
$ 9,188,158 $ —
Shares outstanding ..................................................................................
9,187,135 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Reserve
Net assets .........................................................................................
$ 137,466,648 $ —
Shares outstanding ..................................................................................
137,451,248 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Dollar
Net assets .........................................................................................
$ 2,525,580,010 $ 2,313,891
Shares outstanding ..................................................................................
2,525,298,007 2,313,816
Net asset value .....................................................................................
$ 1.00 $ 1.0000
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Select
Net assets .........................................................................................
$ 268,814,769 $ —
Shares outstanding ..................................................................................
268,784,783 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —

Statements of Operations
(unaudited)

Six Months Ended April 30, 2024

Financial Statements
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 159,580,931 $ 3,965,512,561 $ 397,675,726 $ 150,791,261 $ 2,760,967,877
Total investment income ....................................
159,580,931 3,965,512,561 397,675,726 150,791,261 2,760,967,877
EXPENSES
Management .......................................... 6,094,747 133,577,247 14,880,270 6,852,654 93,251,807
Registration .......................................... 139,626 582,386 161,337 77,480 211,878
Service and distribution — class specific ....................... 53,866 20,216,729 4,052 1,445,920 6,004,234
Professional .......................................... 42,852 263,318 56,088 44,102 178,016
Transfer agent ......................................... 41,715 649,896 82,794 175,810 215,557
Custodian ............................................ 37,614 275,057 64,718 44,649 107,436
Printing and postage .................................... 33,284 30,859 18,308 21,035 24,220
Trustees and Officer ..................................... 22,151 157,342 52,910 19,642 146,321
Miscellaneous ......................................... 47,744 388,793 65,142 50,868 317,273
Total expenses ..........................................
6,513,599 156,141,627 15,385,619 8,732,160 100,456,742
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (1,429,495) (10,918,707) (2,537,584) (2,415,166) (7,377,417)
Service and distribution fees waived and/or reimbursed — class specific .. — (34,609) — (953) (3,046)
Total ex penses after fees waived and/or reimbursed .................
5,084,104 145,188,311 12,848,035 6,316,041 93,076,279
Net investment income .....................................
154,496,827 3,820,324,250 384,827,691 144,475,220 2,667,891,598
REALIZED AND UNREALIZED GAIN (LOSS) $ 367,436 $ 3,651,590 $ (1,678,554) $ (563,462) $ 2,938,369
Net realized gain from investments .......................... 367,436 3,651,590 6,092 15,893 2,938,369
Net change in unrealized depreciation on investments ..............
— — (1,684,646) (579,355) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 154,864,263 $ 3,823,975,840 $ 383,149,137 $ 143,911,758 $ 2,670,829,967
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2024
2024
BlackRock Semi-Annual Report to Shareholders

Treasury Trust
Fund MuniCash
INVESTMENT INCOME – –
Interest — unaffiliated .................................................................................. $ 2,914,206,836 $ 51,701,538
Total investment income ..................................................................................
2,914,206,836 51,701,538
EXPENSES
Management ........................................................................................ 98,255,257 4,584,262
Service and distribution — class specific ..................................................................... 4,498,387 2,281
Custodian .......................................................................................... 520,120 10,841
Transfer agent ....................................................................................... 423,365 11,666
Registration ........................................................................................ 312,038 85,270
Professional ........................................................................................ 194,362 38,132
Trustees and Officer ................................................................................... 149,270 16,521
Printing and postage .................................................................................. 21,507 10,374
Miscellaneous ....................................................................................... 237,501 21,013
Total expenses excluding interest expense ......................................................................
104,611,807 4,780,360
Interest expense ..................................................................................... — 10,217
Total expenses ........................................................................................
104,611,807 4,790,577
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (8,387,867) (1,659,219)
Service and distribution fees waived and/or reimbursed — class specific ................................................ (23,820) —
Total ex penses after fees waived and/or reimbursed ...............................................................
96,200,120 3,131,358
Net investment income ...................................................................................
2,818,006,716 48,570,180
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,434,716 $ 275,972
Net realized gain from investments ........................................................................ 3,434,716 113,931
Net change in unrealized appreciation on investments ............................................................
— 162,042
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 2,821,441,432 $ 48,846,153
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 154,496,827 $ 224,871,365 $ 3,820,324,250 $ 6,447,505,093
Net realized gain (loss) ............................................ 367,436 647,809 3,651,590 (45,185,505)
Net increase in net assets resulting from operations ...........................
154,864,263 225,519,174 3,823,975,840 6,402,319,588
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (152,168,507) (221,257,571) (3,245,456,238) (5,350,110,036)
Administration ................................................. (724,226) (1,258,380) (207,370,036) (548,004,687)
Bancroft Capital ................................................ (1,385) (2,348) — —
Cabrera Capital Markets .......................................... (1,385) (2,348) — —
Capital ...................................................... — — (1,616,620) (151,947)
Cash Management .............................................. (210,965) (452,379) (15,276,915) (26,770,197)
Cash Reserve ................................................. — — (97,515,775) (190,618,421)
Dollar ....................................................... (347,617) (497,569) (99,651,526) (162,022,146)
Great Pacific .................................................. (1,384) (2,347) — —
Mischler Financial Group .......................................... (323,938) (411,410) (54,715,124) (78,385,377)
Penserra ..................................................... (20,859) (29,442) — —
Premier ...................................................... — — (85,158,363) (72,073,104)
Private Client .................................................. — — (5,850) (10,459)
Select ....................................................... — — (7,514,340) (15,135,753)
Stern Brothers ................................................. (1,404) (3,206) (199,062) (26,326)
Tigress ...................................................... (699,154) (954,365) (3,654,247) (752,039)
WestCap ..................................................... — — (2,755,969) (3,150,528)
Decrease in net assets resulting from distributions to shareholders .................
(154,500,824) (224,871,365) (3,820,890,065) (6,447,211,020)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(67,628,446) 867,613,922 1,627,368,502 (1,818,848,960)
NET ASSETS
Total increase (decrease) in net assets ................................... (67,265,007) 868,261,731 1,630,454,277 (1,863,740,392)
Beginning of period ................................................
6,048,995,778 5,180,734,047 144,441,246,257 146,304,986,649
End of period ....................................................
$ 5,981,730,771 $ 6,048,995,778 $ 146,071,700,534 $ 144,441,246,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempCash TempFund
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 384,827,691 $ 590,601,806 $ 144,475,220 $ 291,420,205
Net realized gain (loss) ............................................ 6,092 60,470 15,893 (79,431)
Net change in unrealized appreciation (depreciation) ........................ (1,684,646) 4,142,335 (579,355) 4,215,125
Net increase in net assets resulting from operations ...........................
383,149,137 594,804,611 143,911,758 295,555,899
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (373,114,183) (570,810,672) (123,010,894) (255,677,073)
Administration ................................................. — — (761,637) (1,408,620)
Cabrera Capital Markets .......................................... — — (6,597) (7,399)
Capital ...................................................... — — (5,902,014) (6,611,763)
Cash Management .............................................. — — (12,125,808) (22,540,001)
Cash Reserve ................................................. — — (306,802) (707,240)
Dollar ....................................................... (152,450) (846) (2,348,108) (4,433,374)
Great Pacific .................................................. (11,560,079) (19,788,529) — —
Premier ...................................................... (979) (1,759) — —
Private Client .................................................. — — (13,360) (34,735)
Decrease in net assets resulting from distributions to shareholders .................
(384,827,691) (590,601,806) (144,475,220) (291,420,205)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
1,771,155,957 4,892,789,579 449,849,496 (2,099,339,623)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,769,477,403 4,896,992,384 449,286,034 (2,095,203,929)
Beginning of period ................................................
13,555,597,776 8,658,605,392 5,245,612,004 7,340,815,933
End of period ....................................................
$ 15,325,075,179 $ 13,555,597,776 $ 5,694,898,038 $ 5,245,612,004
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
T-Fund Treasury Trust Fund
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,667,891,598 $ 4,410,418,831 $ 2,818,006,716 $ 4,638,364,343
Net realized gain (loss) ............................................ 2,938,369 (29,108,642) 3,434,716 18,563,686
Net increase in net assets resulting from operations ...........................
2,670,829,967 4,381,310,189 2,821,441,432 4,656,928,029
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (2,463,967,675) (3,937,571,942) (2,727,656,817) (4,529,645,292)
Administration ................................................. (108,227,316) (320,493,272) (12,639,781) (19,482,279)
Capital ...................................................... (5,456,775) (6,007,199) (14,812,316) (11,772,075)
Cash Management .............................................. (18,730,782) (31,999,834) (178,041) (490,313)
Cash Reserve ................................................. (1,507,440) (3,501,185) (4,269,174) (3,925,185)
Dollar ....................................................... (31,923,155) (67,441,132) (56,858,614) (70,921,213)
Premier ...................................................... (38,040,947) (40,693,855) — —
Select ....................................................... (670,769) (2,416,296) (5,254,142) (7,370,992)
Decrease in net assets resulting from distributions to shareholders .................
(2,668,524,859) (4,410,124,715) (2,821,668,885) (4,643,607,349)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
3,281,508,283 (5,654,524,761) 11,193,139,070 (7,466,784,817)
NET ASSETS
Total increase (decrease) in net assets ................................... 3,283,813,391 (5,683,339,287) 11,192,911,617 (7,453,464,137)
Beginning of period ................................................
95,608,800,052 101,292,139,339 100,832,351,195 108,285,815,332
End of period ....................................................
$ 98,892,613,443 $ 95,608,800,052 $ 112,025,262,812 $ 100,832,351,195
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniCash
Six Months Ended
04/30/24
(unaudited)
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 48,570,180 $ 96,340,897
Net realized gain .................................................................................. 113,931 8,109
Net change in unrealized appreciation (depreciation) .......................................................... 162,042 686,542
Net increase in net assets resulting from operations .............................................................
48,846,153 97,035,548
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (48,549,671) (96,283,682)
Dollar ......................................................................................... (28,436) (57,215)
Decrease in net assets resulting from distributions to shareholders ...................................................
(48,578,107) (96,340,897)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(900,775,376) 946,183,267
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (900,507,330) 946,877,918
Beginning of period ..................................................................................
4,542,429,061 3,595,551,143
End of period ......................................................................................
$ 3,641,921,731 $ 4,542,429,061
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0260  0 .0456  0 .0077  0 .0000
(a)
0 .0051  0 .0214
Net realized and unrealized gain ...............
0 .0000
(a)
0 .0000
(a)
0 .0007
(b)
0 .0001  0 .0014  0 .0000
(a)
Net increase from investment operations ........... 0.0260  0.0456  0.0084  0.0001  0.0065  0.0214
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0084 ) ( 0 .0000 )
(d)
( 0 .0064 ) ( 0 .0214 )
From net realized gain ......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0260) (0.0456) (0.0084) (0.0001) (0.0065) (0.0214)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.62%
(f)
4.66% 0.85% 0.02% 0.65% 2.16%
Ratios to Average Net Assets
Total expen ses ............................
0.22%
(g)
0.23% 0.22% 0.23% 0.23% 0.25%
Total expenses after fees waived and/or reimbursed ...
0.17%
(g)
0.17% 0.13% 0.09% 0.17% 0.17%
Net investment income ......................
5.22%
(g)
4.56% 0.77% 0.00%
(h)
0.51% 2.14%
Supplemental Data
Net assets, end of period (000) ................. $ 5,890,040  $ 5,944,451  $ 5,117,999  $ 4,912,973  $ 4,488,126  $ 3,442,530
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Administration
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0255  0 .0452  0 .0043  0 .0000
(a)
0 .0051  0 .0204
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
( 0 .0006 )
(b)
0 .0035
(b)
0 .0001  0 .0006  0 .0000
(a)
Net increase from investment operations ........... 0.0255  0.0446  0.0078  0.0001  0.0057  0.0204
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0255 ) ( 0 .0446 ) ( 0 .0078 ) ( 0 .0000 )
(d)
( 0 .0056 ) ( 0 .0204 )
From net realized gain ......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0255) (0.0446) (0.0078) (0.0001) (0.0057) (0.0204)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.57%
(f)
4.55% 0.78% 0.02% 0.57% 2.06%
Ratios to Average Net Assets
Total expen ses ............................
0.32%
(g)
0.33% 0.32% 0.33% 0.33% 0.35%
Total expenses after fees waived and/or reimbursed ...
0.27%
(g)
0.27% 0.15% 0.08% 0.24% 0.27%
Net investment income ......................
5.12%
(g)
4.52% 0.43% 0.00%
(h)
0.51% 2.05%
Supplemental Data
Net assets, end of period (000) ................. $ 34,984  $ 31,594  $ 24,112  $ 87,091  $ 78,219  $ 80,271
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Bancroft Capital
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0457  0 .0084
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0001 )
(c)
( 0 .0000 )
(d)
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0084
Distributions
(e)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ....................................................................... (0.0260) (0.0456) (0.0084)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................................. 2.62%
(g)
4.66% 0.85%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(h)
0.23% 0.22%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(h)
0.17% 0.13%
(h)
Net investment income ..................................................................
5.22%
(h)
4.57% 0.85%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 54  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Cabrera Capital Markets
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0457  0 .0084
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0001 )
(c)
( 0 .0000 )
(d)
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0084
Distributions
(e)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ....................................................................... (0.0260) (0.0456) (0.0084)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................................. 2.62%
(g)
4.66% 0.85%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(h)
0.23% 0.22%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(h)
0.17% 0.13%
(h)
Net investment income ..................................................................
5.22%
(h)
4.57% 0.85%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 54  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Cash Management
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0235  0 .0399  0 .0051  0 .0000
(a)
0 .0022  0 .0164
Net realized and unrealized gain ...............
0 .0000
(a)
0 .0007  0 .0006
(b)
0 .0001  0 .0016  0 .0000
(a)
Net increase from investment operations ........... 0.0235  0.0406  0.0057  0.0001  0.0038  0.0164
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0235 ) ( 0 .0406 ) ( 0 .0057 ) ( 0 .0000 )
(d)
( 0 .0037 ) ( 0 .0164 )
From net realized gain ......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0235) (0.0406) (0.0057) (0.0001) (0.0038) (0.0164)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.37%
(f)
4.14% 0.57% 0.02% 0.38% 1.65%
Ratios to Average Net Assets
Total expen ses ............................
0.72%
(g)
0.73% 0.72% 0.73% 0.73% 0.75%
Total expenses after fees waived and/or reimbursed ...
0.67%
(g)
0.67% 0.39% 0.08% 0.36% 0.67%
Net investment income ......................
4.72%
(g)
3.99% 0.51% 0.00%
(h)
0.22% 1.65%
Supplemental Data
Net assets, end of period (000) ................. $ 8,659  $ 9,810  $ 14,435  $ 10,191  $ 10,809  $ 11,839
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ...........
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0248  0 .0446  0 .0084  0 .0000
(a)
0 .0032  0 .0189
Net realized and unrealized gain (loss) ..........
( 0 .0001 )
(b)
( 0 .0015 )
(b)
( 0 .0015 ) 0 .0001  0 .0018  0 .0000
(a)
Net increase from investment operations .......... 0.0247  0.0431  0.0069  0.0001  0.0050  0.0189
Distributions
(c)
– – – – – –
From net investment income ................
( 0 .0247 ) ( 0 .0431 ) ( 0 .0069 ) ( 0 .0000 )
(d)
( 0 .0049 ) ( 0 .0189 )
From net realized gain .....................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions .......................... (0.0247) (0.0431) (0.0069) (0.0001) (0.0050) (0.0189)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 2.50%
(f)
4.40% 0.70% 0.02% 0.49% 1.91%
Ratios to Average Net Assets
Total expen ses ...........................
0.47%
(g)
0.48% 0.47% 0.48% 0.48% 0.50%
Total expenses after fees waived and/or reimbursed ..
0.42%
(g)
0.42% 0.29% 0.09% 0.29% 0.42%
Net investment income .....................
4.98%
(g)
4.46% 0.84% 0.00%
(h)
0.32% 1.90%
Supplemental Data
Net assets, end of period (000) ................ $ 7,728  $ 23,416  $ 15,765  $ 10,977  $ 30,848  $ 11,152
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Great Pacific
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
05/02/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0457  0 .0081
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0001 )
(c)
( 0 .0000 )
(d)
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0081
Distributions
(e)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0081 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  —
Total distributions ....................................................................... (0.0260) (0.0456) (0.0081)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................................. 2.62%
(g)
4.66% 0.81%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(h)
0.23% 0.22%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(h)
0.17% 0.17%
(h)
Net investment income ..................................................................
5.22%
(h)
4.57% 1.62%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 54  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Mischler Financial Group
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0259  0 .0482  0 .0089
Net realized and unrealized gain (loss) .......................................................
0 .0001  ( 0 .0026 )
(b)
( 0 .0005 )
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0084
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ....................................................................... (0.0260) (0.0456) (0.0084)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................. 2.62%
(f)
4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(g)
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income ..................................................................
5.22%
(g)
4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 14,053  $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Penserra
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
01/21/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0484  0 .0084
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0028 )
(c)
( 0 .0000 )
(d)
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0084
Distributions
(e)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  —
Total distributions ....................................................................... (0.0260) (0.0456) (0.0084)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................................. 2.62%
(g)
4.66% 0.84%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(h)
0.23% 0.22%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(h)
0.17% 0.15%
(h)
Net investment income ..................................................................
5.22%
(h)
4.84% 1.08%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 804  $ 803  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Stern Brothers
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0443  0 .0058
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
0 .0013  ( 0 .0000 )
(c)
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0058
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0058 )
From net realized gain ..................................................................
( 0 .0000 )
(c)
—  —
Total distributions ....................................................................... (0.0260) (0.0456) (0.0058)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................. 2.62%
(f)
4.66% 0.58%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(g)
0.23% 0.23%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income ..................................................................
5.22%
(g)
4.43% 2.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 55  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Tigress
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0488  0 .0026
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0032 )
(c)
( 0 .0004 )
Net increase from investment operations ....................................................... 0.0260  0.0456  0.0022
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0456 ) ( 0 .0022 )
From net realized gain ..................................................................
( 0 .0000 )
(e)
—  —
Total distributions ....................................................................... (0.0260) (0.0456) (0.0022)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................................. 2.62%
(g)
4.66% 0.22%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22%
(h)
0.23% 0.25%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(h)
0.17% 0.17%
(h)
Net investment income ..................................................................
5.22%
(h)
4.88% 2.91%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 25,244  $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0260  0 .0468  0 .0084  0 .0002  0 .0054  0 .0217
Net realized and unrealized gain (loss) ............
0 .0000
(a)
( 0 .0005 ) 0 .0006
(b)
0 .0001  0 .0010  0 .0001
Net increase from investment operations ............ 0.0260  0.0463  0.0090  0.0003  0.0064  0.0218
Distributions
(c)
– – – – – –
From net investment income ..................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 ) ( 0 .0218 )
From net realized gain .......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0260) (0.0463) (0.0090) (0.0003) (0.0064) (0.0218)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 2.63%
(f)
4.73% 0.90% 0.03% 0.64% 2.20%
Ratios to Average Net Assets
Total expen ses .............................
0.18%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....
0.17%
(g)
0.17% 0.13% 0.08% 0.17% 0.17%
Net investment income .......................
5.22%
(g)
4.68% 0.84% 0.02% 0.54% 2.17%
Supplemental Data
Net assets, end of period (000) .................. $ 124,639,511  $ 122,363,197  $ 111,196,831  $ 127,458,227  $ 141,084,816  $ 93,106,503
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Administration
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0255  0 .0431  0 .0116  0 .0002  0 .0054  0 .0207
Net realized and unrealized gain (loss) ............
0 .0000
(a)
0 .0022
(b)
( 0 .0032 ) 0 .0001  0 .0002  0 .0001
Net increase from investment operations ............ 0.0255  0.0453  0.0084  0.0003  0.0056  0.0208
Distributions
(c)
– – – – – –
From net investment income ..................
( 0 .0255 ) ( 0 .0453 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0055 ) ( 0 .0208 )
From net realized gain .......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0255) (0.0453) (0.0084) (0.0003) (0.0056) (0.0208)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 2.58%
(f)
4.63% 0.84% 0.03% 0.56% 2.10%
Ratios to Average Net Assets
Total expen ses .............................
0.28%
(g)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....
0.27%
(g)
0.27% 0.25% 0.08% 0.24% 0.27%
Net investment income .......................
5.13%
(g)
4.31% 1.16% 0.02% 0.54% 2.07%
Supplemental Data
Net assets, end of period (000) .................. $ 6,952,461  $ 7,965,006  $ 22,812,396  $ 3,021,092  $ 2,977,997  $ 2,870,758
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Capital
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0257  0 .0448  0 .0003  0 .0002  0 .0051  0 .0213
Net realized and unrealized gain ................
0 .0001  0 .0012
(a)
0 .0085
(a)
0 .0001  0 .0009  0 .0001
Net increase from investment operations ............ 0.0258  0.0460  0.0088  0.0003  0.0060  0.0214
Distributions
(b)
– – – – – –
From net investment income ..................
( 0 .0258 ) ( 0 .0460 ) ( 0 .0088 ) ( 0 .0002 ) ( 0 .0059 ) ( 0 .0214 )
From net realized gain .......................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0258) (0.0460) (0.0088) (0.0003) (0.0060) (0.0214)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................... 2.61%
(e)
4.70% 0.88% 0.03% 0.60% 2.16%
Ratios to Average Net Assets
Total expen ses .............................
0.23%
(f)
0.24% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....
0.22%
(f)
0.21% 0.07% 0.07% 0.21% 0.21%
Net investment income .......................
5.16%
(f)
4.48% 0.03% 0.02% 0.51% 2.13%
Supplemental Data
Net assets, end of period (000) .................. $ 126,447  $ 2,588  $ 1,252  $ 25,722,827  $ 11,247,218  $ 8,078,893
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Management
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0235  0 .0412  0 .0062  0 .0002  0 .0035  0 .0165
Net realized and unrealized gain (loss) ............
0 .0000
(a)
0 .0001
(b)
( 0 .0000 )
(c)
0 .0001  0 .0003  0 .0003
Net increase from investment operations ............ 0.0235  0.0413  0.0062  0.0003  0.0038  0.0168
Distributions
(d)
– – – – – –
From net investment income ..................
( 0 .0235 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 ) ( 0 .0168 )
From net realized gain .......................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0235) (0.0413) (0.0062) (0.0003) (0.0038) (0.0168)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 2.37%
(f)
4.21% 0.62% 0.03% 0.38% 1.69%
Ratios to Average Net Assets
Total expen ses .............................
0.68%
(g)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ....
0.67%
(g)
0.67% 0.42% 0.08% 0.42% 0.67%
Net investment income .......................
4.73%
(g)
4.12% 0.62% 0.02% 0.35% 1.65%
Supplemental Data
Net assets, end of period (000) .................. $ 641,817  $ 718,126  $ 695,591  $ 590,584  $ 440,893  $ 377,591
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Cash Reserve
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0240  0 .0418  0 .0063  0 .0002  0 .0040  0 .0178
Net realized and unrealized gain ................
0 .0000
(a)
0 .0005
(b)
0 .0004
(b)
0 .0001  0 .0002  0 .0000
(a)
Net increase from investment operations ............ 0.0240  0.0423  0.0067  0.0003  0.0042  0.0178
Distributions
(c)
– – – – – –
From net investment income ..................
( 0 .0240 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0002 ) ( 0 .0041 ) ( 0 .0178 )
From net realized gain .......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0240) (0.0423) (0.0067) (0.0003) (0.0042) (0.0178)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 2.42%
(f)
4.32% 0.67% 0.03% 0.42% 1.79%
Ratios to Average Net Assets
Total expen ses .............................
0.58%
(g)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....
0.57%
(g)
0.57% 0.35% 0.08% 0.39% 0.57%
Net investment income .......................
4.83%
(g)
4.18% 0.63% 0.02% 0.40% 1.78%
Supplemental Data
Net assets, end of period (000) .................. $ 3,844,590  $ 4,048,351  $ 5,181,757  $ 5,518,536  $ 5,079,903  $ 4,907,193
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0247  0 .0439  0 .0080  0 .0002  0 .0039  0 .0195
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
( 0 .0001 ) ( 0 .0005 ) 0 .0001  0 .0009  0 .0000
(a)
Net increase from investment operations ........... 0.0247  0.0438  0.0075  0.0003  0.0048  0.0195
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0247 ) ( 0 .0438 ) ( 0 .0075 ) ( 0 .0002 ) ( 0 .0047 ) ( 0 .0195 )
From net realized gain ......................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0247) (0.0438) (0.0075) (0.0003) (0.0048) (0.0195)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.50%
(e)
4.47% 0.75% 0.03% 0.48% 1.97%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(f)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(f)
0.42% 0.29% 0.08% 0.31% 0.42%
Net investment income ......................
4.98%
(f)
4.39% 0.80% 0.02% 0.39% 1.95%
Supplemental Data
Net assets, end of period (000) ................. $ 3,876,726  $ 3,987,319  $ 3,653,256  $ 2,863,692  $ 2,991,892  $ 2,307,110
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Mischler Financial Group
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period .........................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0260  0 .0489  0 .0081  0 .0001
Net realized and unrealized gain (loss) ........................................
0 .0000
(b)
( 0 .0026 ) 0 .0009
(c)
0 .0001
Net increase from investment operations ........................................ 0.0260  0.0463  0.0090  0.0002
Distributions
(d)
– – – –
From net investment income ..............................................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ...................................................
( 0 .0000 )
(e)
—  ( 0 .0000 )
(e)
( 0 .0001 )
Total distributions ........................................................ (0.0260) (0.0463) (0.0090) (0.0002)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................................. 2.63%
(g)
4.73% 0.90% 0.02%
(g)
Ratios to Average Net Assets
Total expen ses .........................................................
0.18%
(h)
0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(h)
0.17% 0.13% 0.05%
(h)
Net investment income ...................................................
5.22%
(h)
4.89% 0.81% 0.03%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 1,730,273  $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Premier
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0260  0 .0466  0 .0208  0 .0002  0 .0062  0 .0051
Net realized and unrealized gain (loss) ..........
( 0 .0000 )
(b)
( 0 .0003 ) ( 0 .0118 ) 0 .0001  0 .0002  0 .0000
(c)
Net increase from investment operations .......... 0.0260  0.0463  0.0090  0.0003  0.0064  0.0051
Distributions
(d)
– – – – – –
From net investment income ................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 ) ( 0 .0051 )
From net realized gain .....................
( 0 .0000 )
(b)
—  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions .......................... (0.0260) (0.0463) (0.0090) (0.0003) (0.0064) (0.0051)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 2.63%
(f)
4.73% 0.90% 0.03% 0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expen ses ...........................
0.18%
(g)
0.19% 0.18% 0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ..
0.17%
(g)
0.17% 0.17% 0.06% 0.17% 0.17%
(g)
Net investment income .....................
5.22%
(g)
4.66% 2.09% 0.02% 0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) ................ $ 3,720,199  $ 2,879,645  $ 1,429,878  $ 18,892  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Private Client
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0234  0 .0412  0 .0061  0 .0002  0 .0036  0 .0166
Net realized and unrealized gain (loss) ...........
0 .0001  ( 0 .0000 )
(a)
0 .0001
(b)
0 .0001  0 .0002  0 .0001
Net increase from investment operations ........... 0.0235  0.0412  0.0062  0.0003  0.0038  0.0167
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0235 ) ( 0 .0412 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 ) ( 0 .0167 )
From net realized gain ......................
( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0235) (0.0412) (0.0062) (0.0003) (0.0038) (0.0167)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.37%
(e)
4.20% 0.62% 0.03% 0.38% 1.68%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(f)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
0.68%
(f)
0.68% 0.42% 0.08% 0.43% 0.68%
Net investment income ......................
4.72%
(f)
4.12% 0.61% 0.02% 0.36% 1.66%
Supplemental Data
Net assets, end of period (000) ................. $ 248  $ 250  $ 253  $ 252  $ 252  $ 230
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Select
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0218  0 .0365  0 .0042  0 .0002  0 .0021  0 .0133
Net realized and unrealized gain ................
0 .0001  0 .0015
(a)
0 .0005
(a)
0 .0001  0 .0004  0 .0002
Net increase from investment operations ............ 0.0219  0.0380  0.0047  0.0003  0.0025  0.0135
Distributions
(b)
– – – – – –
From net investment income ..................
( 0 .0219 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0002 ) ( 0 .0024 ) ( 0 .0135 )
From net realized gain .......................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0219) (0.0380) (0.0047) (0.0003) (0.0025) (0.0135)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................... 2.21%
(e)
3.87% 0.47% 0.03% 0.26% 1.36%
Ratios to Average Net Assets
Total expen ses .............................
1.03%
(f)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....
1.00%
(f)
1.00% 0.50% 0.08% 0.54% 1.00%
Net investment income .......................
4.39%
(f)
3.65% 0.42% 0.02% 0.22% 1.33%
Supplemental Data
Net assets, end of period (000) .................. $ 337,101  $ 325,700  $ 657,779  $ 727,352  $ 301,826  $ 256,241
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
Stern Brothers
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0513  0 .0060
Net realized and unrealized (loss) ..........................................................
( 0 .0000 )
(b)
( 0 .0050 ) ( 0 .0000 )
(b)
Net increase from investment operations ....................................................... 0.0260  0.0463  0.0060
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0060 )
From net realized gain ..................................................................
( 0 .0000 )
(b)
—  —
Total distributions ....................................................................... (0.0260) (0.0463) (0.0060)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ................................................................. 2.63%
(e)
4.73% 0.60%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.18%
(f)
0.18% 0.18%
(f)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(f)
0.17% 0.17%
(f)
Net investment income ..................................................................
5.23%
(f)
5.13% 2.37%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 9,920  $ 27  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Tigress
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0494  0 .0025
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0031 ) ( 0 .0002 )
Net increase from investment operations ....................................................... 0.0260  0.0463  0.0023
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0260 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  —
Total distributions ....................................................................... (0.0260) (0.0463) (0.0023)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................. 2.63%
(f)
4.73% 0.23%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.18%
(g)
0.18% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income ..................................................................
5.22%
(g)
4.97% 2.87%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 88,813  $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

FedFund
WestCap
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0260  0 .0501  0 .0054
Net realized and unrealized gain (loss) .......................................................
0 .0000
(b)
( 0 .0038 ) ( 0 .0000 )
(c)
Net increase from investment operations ....................................................... 0.0260  0.0463  0.0054
Distributions
(d)
– – –
From net investment income .............................................................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0054 )
From net realized gain ..................................................................
( 0 .0000 )
(c)
—  —
Total distributions ....................................................................... (0.0260) (0.0463) (0.0054)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................. 2.63%
(f)
4.73% 0.54%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.18%
(g)
0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income ..................................................................
5.23%
(g)
5.01% 2.42%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 103,593  $ 103,261  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Net investment income .....................
0 .0268  0 .0488  0 .0119  0 .0005  0 .0084  0 .0233
Net realized and unrealized gain (loss) ...........
( 0 .0001 ) ( 0 .0002 )
(a)
( 0 .0026 ) ( 0 .0003 ) 0 .0004  0 .0005
Net increase from investment operations ........... 0.0267  0.0486  0.0093  0.0002  0.0088  0.0238
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0268 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 ) ( 0 .0235 )
From net realized gain ......................
—  —  —  —  ( 0 .0000 )
(c)
( 0 .0000 )
(c)
Total distributions ........................... (0.0268) (0.0482) (0.0099) (0.0005) (0.0085) (0.0235)
Net asset value, end of period ................. $ 1.0003  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Total Return
(d)
Based on net asset value ..................... 2.70%
(e)
4.97% 0.94% 0.02% 0.88% 2.41%
Ratios to Average Net Assets
Total expen ses ............................
0.22%
(f)
0.22% 0.26% 0.24% 0.23% 0.26%
Total expenses after fees waived and/or reimbursed ...
0.18%
(f)
0.18% 0.17% 0.17% 0.18% 0.18%
Net investment income ......................
5.39%
(f)
4.88% 1.19% 0.05% 0.84% 2.33%
Supplemental Data
Net assets, end of period (000) ................. $ 14,740,315  $ 13,151,148  $ 8,658,551  $ 5,786,777  $ 10,638,146  $ 10,035,653
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempCash
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ..........
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Net investment income ...................
0 .0250  0 .0459  0 .0084  ( 0 .0000 )
(a)
0 .0062  0 .1405
(b)
Net realized and unrealized gain (loss) .........
0 .0011
(c)
0 .0003  ( 0 .0006 ) ( 0 .0001 ) 0 .0004  0 .0156
Net increase (decrease) from investment operations . 0.0261  0.0462  0.0078  (0.0001) 0.0066  0.1561
Distributions
(d)
– – – – – –
From net investment income ...............
( 0 .0261 ) ( 0 .0458 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0063 ) ( 0 .1558 )
From net realized gain ....................
—  —  —  —  ( 0 .0000 )
(a)
( 0 .0000 )
(a)
Total distributions ......................... (0.0261) (0.0458) (0.0084) (0.0002) (0.0063) (0.1558)
Net asset value, end of period ............... $ 1.0004  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Total Return
(e)
Based on net asset value ................... 2.64%
(f)
4.72% 0.78% (0.01)% 0.66% 15.90%
(b)
Ratios to Average Net Assets
Total expen ses ..........................
0.35%
(g)
0.47% 0.51% 0.50% 0.47% 0.51%
Total expenses after fees waived and/or reimbursed .
0.32%
(g)
0.42% 0.33% 0.20% 0.40% 0.43%
Net investment income ....................
5.22%
(g)
4.59% 0.84% (0.00)%
(h)
0.62% 14.04%
(b)
Supplemental Data
Net assets, end of period (000) ............... $ 18,827  $ 19  $ 18  $ 18  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted income per share, total return and the net invested income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Great Pacific
Six Months
Ended
04/30/24
(unaudited)
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period .......................................................................
$ 1.0003  $ 1.0004
Net investment income ................................................................................
0 .0268  0 .0387
Net realized and unrealized gain (loss) ......................................................................
( 0 .0001 ) 0 .0002
Net increase from investment operations ...................................................................... 0.0267  0.0389
Distributions from net investment income
(b)
.................................................................. (0.0268) (0.0390)
Net asset value, end of period ............................................................................ $ 1.0002  $ 1.0003
Total Return
(c)
Based on net asset value ................................................................................ 2.70%
(d)
3.96%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................
0.22%
(e)
0.22%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................
0.18%
(e)
0.18%
(e)
Net investment income .................................................................................
5.39%
(e)
5.01%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 565,897  $ 404,394
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempCash
Premier
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007  $ 1.0006
Net investment income ....................
0 .0268  0 .0482  0 .0099  0 .0005  0 .0085  0 .0055
Net realized and unrealized gain (loss) ..........
( 0 .0001 ) 0 .0004  ( 0 .0006 ) ( 0 .0004 ) 0 .0003  0 .0001
Net increase from investment operations .......... 0.0267  0.0486  0.0093  0.0001  0.0088  0.0056
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .0268 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 ) ( 0 .0055 )
From net realized gain .....................
—  —  —  —  ( 0 .0000 )
(c)
( 0 .0000 )
(c)
Total distributions .......................... (0.0268) (0.0482) (0.0099) (0.0005) (0.0085) (0.0055)
Net asset value, end of period ................ $ 1.0003  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Total Return
(d)
Based on net asset value .................... 2.70%
(e)
4.97% 0.94% 0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expen ses ...........................
0.22%
(f)
0.22% 0.27% 0.25% 0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ..
0.18%
(f)
0.18% 0.17% 0.16% 0.18% 0.18%
(f)
Net investment income .....................
5.40%
(f)
4.82% 0.99% 0.05% 0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) ................ $ 36  $ 36  $ 36  $ 37  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.0005  $ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003
Net investment income .....................
0 .0268  0 .0475  0 .0091  0 .0004  0 .0084  0 .0237
Net realized and unrealized gain (loss) ...........
( 0 .0001 ) 0 .0014  0 .0003
(a)
( 0 .0003 ) 0 .0002  0 .0003
Net increase from investment operations ........... 0.0267  0.0489  0.0094  0.0001  0.0086  0.0240
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0268 ) ( 0 .0484 ) ( 0 .0098 ) ( 0 .0005 ) ( 0 .0083 ) ( 0 .0237 )
From net realized gain ......................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(c)
Total distributions ........................... (0.0268) (0.0484) (0.0098) (0.0005) (0.0084) (0.0237)
Net asset value, end of period ................. $ 1.0004  $ 1.0005  $ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006
Total Return
(d)
Based on net asset value ..................... 2.70%
(e)
5.00% 0.95% 0.01% 0.86%
(f)
2.42%
Ratios to Average Net Assets
Total expen ses ............................
0.27%
(g)
0.26% 0.25% 0.23% 0.22% 0.22%
Total expenses after fees waived and/or reimbursed ...
0.18%
(g)
0.18% 0.17% 0.16% 0.18% 0.18%
Net investment income ......................
5.40%
(g)
4.75% 0.91% 0.05% 0.84% 2.37%
Supplemental Data
Net assets, end of period (000) ................. $ 4,828,169  $ 4,418,932  $ 6,633,563  $ 7,923,377  $ 10,928,671  $ 10,609,770
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempFund
Administration
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ..........
$ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................
0 .0263  0 .0482  0 .0120  0 .0002  0 .0072  0 .0227
Net realized and unrealized gain (loss) .........
( 0 .0001 ) ( 0 .0003 )
(a)
( 0 .0033 ) ( 0 .0002 ) 0 .0004  0 .0002
Net increase from investment operations ......... 0.0262  0.0479  0.0087  0.0000  0.0076  0.0229
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .0263 ) ( 0 .0474 ) ( 0 .0092 ) ( 0 .0003 ) ( 0 .0073 ) ( 0 .0227 )
From net realized gain ....................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(c)
Total distributions ......................... (0.0263) (0.0474) (0.0092) (0.0003) (0.0074) (0.0227)
Net asset value, end of period ............... $ 1.0004  $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(d)
Based on net asset value ................... 2.65%
(e)
4.89% 0.87% 0.00%
(f)
0.76%
(g)
2.31%
Ratios to Average Net Assets
Total expen ses ..........................
0.37%
(h)
0.37% 0.35% 0.33% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed .
0.28%
(h)
0.28% 0.24% 0.18% 0.28% 0.28%
Net investment income ....................
5.30%
(h)
4.82% 1.20% 0.02% 0.72% 2.27%
Supplemental Data
Net assets, end of period (000) ............... $ 27,463  $ 28,314  $ 24,601  $ 10,577  $ 9,524  $ 42,214
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cabrera Capital Markets
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................
$ 1.0005  $ 1.0000  $ 1.0005
Net investment income .................................................................
0 .0268  0 .0499  0 .0099
Net realized and unrealized (loss) ..........................................................
( 0 .0001 ) ( 0 .0010 )
(b)
( 0 .0005 )
Net increase from investment operations ....................................................... 0.0267  0.0489  0.0094
Distributions from net investment income
(c)
................................................... (0.0268) (0.0484) (0.0099)
Net asset value, end of period ............................................................. $ 1.0004  $ 1.0005  $ 1.0000
Total Return
(d)
Based on net asset value ................................................................. 2.70%
(e)
5.00% 0.94%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.27%
(f)
0.27% 0.25%
(f)
Total expenses after fees waived and/or reimbursed ...............................................
0.18%
(f)
0.18% 0.17%
(f)
Net investment income ..................................................................
5.39%
(f)
4.99% 0.99%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 807  $ 183  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempFund
Capital
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period .........................
$ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0010
Net investment income ..................................
0 .0266  0 .0496  0 .0196  0 .0002  0 .0002
Net realized and unrealized (loss) ...........................
( 0 .0000 )
(b)
( 0 .0012 )
(c)
( 0 .0106 ) ( 0 .0002 ) ( 0 .0001 )
Net increase from investment operations ........................ 0.0266  0.0484  0.0090  0.0000  0.0001
Distributions
(d)
– – – – –
From net investment income ..............................
( 0 .0266 ) ( 0 .0479 ) ( 0 .0095 ) ( 0 .0003 ) ( 0 .0002 )
From net realized gain ...................................
—  —  —  —  ( 0 .0001 )
Total distributions ........................................ (0.0266) (0.0479) (0.0095) (0.0003) (0.0003)
Net asset value, end of period .............................. $ 1.0005  $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008
Total Return
(e)
Based on net asset value .................................. 2.69%
(f)
4.94% 0.90% 0.00%
(g)
0.01%
(f) (h)
Ratios to Average Net Assets
Total expen ses .........................................
0.32%
(i)
0.32% 0.30% 0.28% 0.27%
(i)
Total expenses after fees waived and/or reimbursed ................
0.23%
(i)
0.23% 0.22% 0.19% 0.23%
(i)
Net investment income ...................................
5.35%
(i)
4.96% 1.96% 0.02% 0.05%
(i)
Supplemental Data
Net assets, end of period (000) .............................. $ 243,943  $ 190,670  $ 31,255  $ 1,149  $ 3,223
(a)
Recommencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cash Management
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ..........
$ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003
Net investment income ...................
0 .0244  0 .0433  0 .0067  0 .0002  0 .0048  0 .0188
Net realized and unrealized gain (loss) .........
( 0 .0001 ) 0 .0006  ( 0 .0002 ) ( 0 .0002 ) 0 .0002  0 .0003
Net increase from investment operations ......... 0.0243  0.0439  0.0065  0.0000  0.0050  0.0191
Distributions
(a)
– – – – – –
From net investment income ...............
( 0 .0244 ) ( 0 .0434 ) ( 0 .0070 ) ( 0 .0003 ) ( 0 .0047 ) ( 0 .0188 )
From net realized gain ....................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(b)
Total distributions ......................... (0.0244) (0.0434) (0.0070) (0.0003) (0.0048) (0.0188)
Net asset value, end of period ............... $ 1.0004  $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
Based on net asset value ................... 2.45%
(d)
4.47% 0.65% 0.00%
(e)
0.50%
(f)
1.92%
Ratios to Average Net Assets
Total expen ses ..........................
0.77%
(g)
0.76% 0.75% 0.73% 0.73% 0.72%
Total expenses after fees waived and/or reimbursed .
0.68%
(g)
0.68% 0.45% 0.18% 0.54% 0.68%
Net investment income ....................
4.90%
(g)
4.33% 0.67% 0.02% 0.48% 1.88%
Supplemental Data
Net assets, end of period (000) ............... $ 490,984  $ 508,937  $ 537,877  $ 596,683  $ 576,228  $ 624,658
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempFund
Cash Reserve
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ...........
$ 1.0006  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ....................
0 .0250  0 .0445  0 .0057  0 .0002  0 .0052  0 .0231
Net realized and unrealized gain (loss) ..........
( 0 .0001 ) 0 .0007  0 .0014
(a)
( 0 .0002 ) 0 .0008  0 .0000
(b)
Net increase from investment operations .......... 0.0249  0.0452  0.0071  0.0000  0.0060  0.0231
Distributions
(c)
– – – – – –
From net investment income ................
( 0 .0250 ) ( 0 .0446 ) ( 0 .0076 ) ( 0 .0003 ) ( 0 .0057 ) ( 0 .0229 )
From net realized gain .....................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions .......................... (0.0250) (0.0446) (0.0076) (0.0003) (0.0058) (0.0229)
Net asset value, end of period ................ $ 1.0005  $ 1.0006  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(e)
Based on net asset value .................... 2.51%
(f)
4.61% 0.71% 0.00%
(g)
0.60%
(h)
2.33%
Ratios to Average Net Assets
Total expen ses ...........................
0.64%
(i)
0.66% 0.65% 0.63% 0.63% 0.62%
Total expenses after fees waived and/or reimbursed ..
0.55%
(i)
0.56% 0.35% 0.17% 0.44% 0.50%
Net investment income .....................
5.02%
(i)
4.45% 0.57% 0.02% 0.52% 2.31%
Supplemental Data
Net assets, end of period (000) ................ $ 13,630  $ 15,135  $ 12,014  $ 14,234  $ 5,544  $ 4,296
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ..........
$ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................
0 .0256  0 .0458  0 .0083  0 .0002  0 .0056  0 .0221
Net realized and unrealized gain (loss) .........
( 0 .0001 ) 0 .0006  ( 0 .0005 ) ( 0 .0002 ) 0 .0009  0 .0001
Net increase from investment operations ......... 0.0255  0.0464  0.0078  0.0000  0.0065  0.0222
Distributions
(a)
– – – – – –
From net investment income ...............
( 0 .0256 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0003 ) ( 0 .0062 ) ( 0 .0220 )
From net realized gain ....................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(b)
Total distributions ......................... (0.0256) (0.0459) (0.0083) (0.0003) (0.0063) (0.0220)
Net asset value, end of period ............... $ 1.0004  $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
Based on net asset value ................... 2.58%
(d)
4.74% 0.78% 0.00%
(e)
0.65%
(f)
2.24%
Ratios to Average Net Assets
Total expen ses ..........................
0.52%
(g)
0.51% 0.50% 0.48% 0.48% 0.47%
Total expenses after fees waived and/or reimbursed .
0.43%
(g)
0.43% 0.33% 0.18% 0.38% 0.43%
Net investment income ....................
5.15%
(g)
4.58% 0.83% 0.02% 0.56% 2.21%
Supplemental Data
Net assets, end of period (000) ............... $ 89,552  $ 82,732  $ 100,333  $ 107,298  $ 106,802  $ 79,837
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

TempFund
Private Client
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ..........
$ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................
0 .0244  0 .0421  0 .0070  0 .0002  0 .0017  0 .0190
Net realized and unrealized gain (loss) .........
( 0 .0001 ) 0 .0018  ( 0 .0005 ) ( 0 .0002 ) 0 .0033  ( 0 .0001 )
Net increase from investment operations ......... 0.0243  0.0439  0.0065  0.0000  0.0050  0.0189
Distributions
(a)
– – – – – –
From net investment income ...............
( 0 .0244 ) ( 0 .0434 ) ( 0 .0070 ) ( 0 .0003 ) ( 0 .0047 ) ( 0 .0187 )
From net realized gain ....................
—  —  —  —  ( 0 .0001 ) ( 0 .0000 )
(b)
Total distributions ......................... (0.0244) (0.0434) (0.0070) (0.0003) (0.0048) (0.0187)
Net asset value, end of period ............... $ 1.0004  $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
Based on net asset value ................... 2.45%
(d)
4.47% 0.65% 0.00%
(e)
0.50%
(f)
1.90%
Ratios to Average Net Assets
Total expen ses ..........................
1.12%
(g)
1.11% 1.10% 1.08% 1.08% 1.07%
Total expenses after fees waived and/or reimbursed .
0.68%
(g)
0.68% 0.45% 0.18% 0.59% 0.68%
Net investment income ....................
4.90%
(g)
4.21% 0.70% 0.02% 0.17% 1.90%
Supplemental Data
Net assets, end of period (000) ............... $ 349  $ 709  $ 1,122  $ 1,131  $ 1,043  $ 1,165
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0260  0 .0468  0 .0084  0 .0001  0 .0057  0 .0215
Net realized gain (loss) .....................
0 .0000
(a)
( 0 .0005 ) 0 .0006
(b)
0 .0001  0 .0005  0 .0001
Net increase from investment operations ........... 0.0260  0.0463  0.0090  0.0002  0.0062  0.0216
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0260 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 ) ( 0 .0216 )
From net realized gain ......................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0260) (0.0463) (0.0090) (0.0002) (0.0062) (0.0216)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.63%
(f)
4.73% 0.90% 0.02% 0.62%
(g)
2.18%
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(h)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(h)
0.17% 0.14% 0.08% 0.17% 0.17%
Net investment income ......................
5.22%
(h)
4.68% 0.84% 0.01% 0.57% 2.15%
Supplemental Data
Net assets, end of period (000) ................. $ 91,057,957  $ 87,613,217  $ 82,703,301  $ 91,031,976  $ 88,266,743  $ 65,112,830
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

T-Fund
Administration
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0255  0 .0423  0 .0120  0 .0001  0 .0056  0 .0206
Net realized gain (loss) .....................
0 .0000
(a)
0 .0030
(b)
( 0 .0037 ) 0 .0001  ( 0 .0002 ) 0 .0000
(a)
Net increase from investment operations ........... 0.0255  0.0453  0.0083  0.0002  0.0054  0.0206
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0255 ) ( 0 .0453 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0053 ) ( 0 .0206 )
From net realized gain ......................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0255) (0.0453) (0.0083) (0.0002) (0.0054) (0.0206)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.58%
(f)
4.63% 0.84% 0.01% 0.53%
(g)
2.08%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(h)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(h)
0.27% 0.27% 0.08% 0.25% 0.27%
Net investment income ......................
5.12%
(h)
4.23% 1.20% 0.01% 0.56% 2.08%
Supplemental Data
Net assets, end of period (000) ................. $ 4,307,204  $ 3,987,751  $ 15,781,965  $ 504,427  $ 489,691  $ 733,783
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Capital
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0257  0 .0480  0 .0001  0 .0001  0 .0048  0 .0212
Net realized gain (loss) .....................
0 .0000
(a)
( 0 .0022 ) 0 .0086
(b)
0 .0001  0 .0010  0 .0000
(a)
Net increase from investment operations ........... 0.0257  0.0458  0.0087  0.0002  0.0058  0.0212
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0257 ) ( 0 .0458 ) ( 0 .0087 ) ( 0 .0001 ) ( 0 .0057 ) ( 0 .0212 )
From net realized gain ......................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0257) (0.0458) (0.0087) (0.0002) (0.0058) (0.0212)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.60%
(f)
4.68% 0.87% 0.01% 0.57%
(g)
2.14%
Ratios to Average Net Assets
Total expen ses ............................
0.23%
(h)
0.24% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...
0.22%
(h)
0.22% 0.09% 0.08% 0.21% 0.21%
Net investment income ......................
5.17%
(h)
4.80% 0.01% 0.01% 0.48% 2.13%
Supplemental Data
Net assets, end of period (000) ................. $ 219,110  $ 202,286  $ 55,006  $ 27,304,259  $ 15,842,877  $ 10,347,984
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

T-Fund
Cash Management
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0235  0 .0411  0 .0059  0 .0001  0 .0034  0 .0164
Net realized gain .........................
0 .0000
(a)
0 .0002
(b)
0 .0003
(b)
0 .0001  0 .0003  0 .0003
Net increase from investment operations ........... 0.0235  0.0413  0.0062  0.0002  0.0037  0.0167
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0235 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0001 ) ( 0 .0036 ) ( 0 .0167 )
From net realized gain ......................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0235) (0.0413) (0.0062) (0.0002) (0.0037) (0.0167)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.37%
(f)
4.21% 0.62% 0.01% 0.37%
(g)
1.69%
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(h)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(h)
0.67% 0.41% 0.08% 0.41% 0.67%
Net investment income ......................
4.72%
(h)
4.11% 0.59% 0.00%
(i)
0.34% 1.64%
Supplemental Data
Net assets, end of period (000) ................. $ 779,987  $ 915,927  $ 887,139  $ 825,420  $ 1,009,514  $ 1,035,657
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Reserve
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0240  0 .0417  0 .0033  0 .0001  0 .0037  0 .0176
Net realized gain .........................
0 .0000
(a)
0 .0006
(b)
0 .0034
(b)
0 .0001  0 .0004  0 .0000
(a)
Net increase from investment operations ........... 0.0240  0.0423  0.0067  0.0002  0.0041  0.0176
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0240 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0001 ) ( 0 .0040 ) ( 0 .0176 )
From net realized gain ......................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ........................... (0.0240) (0.0423) (0.0067) (0.0002) (0.0041) (0.0176)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.42%
(f)
4.32% 0.67% 0.01% 0.40%
(g)
1.78%
Ratios to Average Net Assets
Total expen ses ............................
0.58%
(h)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.57%
(h)
0.57% 0.22% 0.07% 0.39% 0.57%
Net investment income ......................
4.82%
(h)
4.17% 0.33% 0.01% 0.37% 1.78%
Supplemental Data
Net assets, end of period (000) ................. $ 71,071  $ 43,531  $ 88,281  $ 482,231  $ 56,822  $ 123,578
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

T-Fund
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0247  0 .0438  0 .0071  0 .0001  0 .0044  0 .0191
Net realized gain (loss) .....................
0 .0000
(a)
( 0 .0000 )
(b)
0 .0003
(c)
0 .0001  0 .0003  0 .0000
(a)
Net increase from investment operations ........... 0.0247  0.0438  0.0074  0.0002  0.0047  0.0191
Distributions
(d)
– – – – – –
From net investment income .................
( 0 .0247 ) ( 0 .0438 ) ( 0 .0074 ) ( 0 .0001 ) ( 0 .0046 ) ( 0 .0191 )
From net realized gain ......................
—  —  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(b)
Total distributions ........................... (0.0247) (0.0438) (0.0074) (0.0002) (0.0047) (0.0191)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.50%
(f)
4.47% 0.75% 0.01% 0.46%
(g)
1.93%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(h)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(h)
0.42% 0.29% 0.08% 0.32% 0.42%
Net investment income ......................
4.98%
(h)
4.38% 0.71% 0.01% 0.44% 1.92%
Supplemental Data
Net assets, end of period (000) ................. $ 946,556  $ 1,364,428  $ 1,258,974  $ 1,000,401  $ 670,205  $ 794,485
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Premier
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ..........
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................
0 .0260  0 .0475  0 .0193  0 .0001  0 .0060  0 .0050
Net realized gain (loss) ...................
0 .0000
(b)
( 0 .0012 ) ( 0 .0103 ) 0 .0001  0 .0002  0 .0000
(b)
Net increase from investment operations ......... 0.0260  0.0463  0.0090  0.0002  0.0062  0.0050
Distributions
(c)
– – – – – –
From net investment income ...............
( 0 .0260 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 ) ( 0 .0050 )
From net realized gain ....................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(d)
Total distributions ......................... (0.0260) (0.0463) (0.0090) (0.0002) (0.0062) (0.0050)
Net asset value, end of period ............... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................... 2.63%
(f)
4.73% 0.90% 0.02% 0.61%
(g)
0.50%
(f)
Ratios to Average Net Assets
Total expen ses ..........................
0.18%
(h)
0.19% 0.19% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed .
0.17%
(h)
0.17% 0.17% 0.06% 0.17% 0.17%
(h)
Net investment income ....................
5.22%
(h)
4.75% 1.95% 0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ............... $ 1,491,604  $ 1,431,264  $ 496,172  $ 12,958  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

T-Fund
Select
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0219  0 .0400  0 .0031  0 .0001  0 .0011  0 .0133
Net realized gain (loss) .....................
( 0 .0000 )
(a)
( 0 .0020 ) 0 .0016
(b)
0 .0001  0 .0014  0 .0000
(c)
Net increase from investment operations ........... 0.0219  0.0380  0.0047  0.0002  0.0025  0.0133
Distributions
(d)
– – – – – –
From net investment income .................
( 0 .0219 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0001 ) ( 0 .0024 ) ( 0 .0133 )
From net realized gain ......................
—  —  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(a)
Total distributions ........................... (0.0219) (0.0380) (0.0047) (0.0002) (0.0025) (0.0133)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.21%
(f)
3.87% 0.47% 0.01% 0.24%
(g)
1.34%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(h)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
1.00%
(h)
1.00% 0.52% 0.07% 0.41% 1.00%
Net investment income ......................
4.40%
(h)
4.00% 0.31% 0.01% 0.11% 1.37%
Supplemental Data
Net assets, end of period (000) ................. $ 19,124  $ 50,396  $ 21,300  $ 37,798  $ 30,444  $ 14,769
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0260  0 .0458  0 .0082  0 .0001  0 .0048  0 .0212
Net realized gain .........................
0 .0000
(a)
0 .0001  0 .0001  0 .0001  0 .0015  0 .0000
(a)
Net increase from investment operations ........... 0.0260  0.0459  0.0083  0.0002  0.0063  0.0212
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0260 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0062 ) ( 0 .0212 )
From net realized gain ......................
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0260) (0.0459) (0.0083) (0.0002) (0.0063) (0.0212)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.63%
(e)
4.69% 0.84% 0.01% 0.63% 2.14%
Ratios to Average Net Assets
Total expen ses ............................
0.19%
(f)
0.19% 0.19% 0.19% 0.19% 0.20%
Total expenses after fees waived and/or reimbursed ...
0.17%
(f)
0.17% 0.14% 0.06% 0.17% 0.17%
Net investment income ......................
5.23%
(f)
4.58% 0.82% 0.01% 0.48% 2.12%
Supplemental Data
Net assets, end of period (000) ................. $ 107,933,990  $ 97,157,593  $ 106,544,392  $ 98,602,650  $ 56,400,526  $ 38,728,217
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Administration
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0255  0 .0449  0 .0065  0 .0001  0 .0058  0 .0203
Net realized gain (loss) ......................
0 .0001  0 .0000
(a)
0 .0012  0 .0001  ( 0 .0002 ) 0 .0000
(a)
Net increase from investment operations ............ 0.0256  0.0449  0.0077  0.0002  0.0056  0.0203
Distributions
(b)
– – – – – –
From net investment income ..................
( 0 .0256 ) ( 0 .0449 ) ( 0 .0077 ) ( 0 .0001 ) ( 0 .0055 ) ( 0 .0203 )
From net realized gain .......................
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ............................ (0.0256) (0.0449) (0.0077) (0.0002) (0.0056) (0.0203)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................... 2.58%
(e)
4.58% 0.77% 0.01% 0.56% 2.05%
Ratios to Average Net Assets
Total expen ses .............................
0.28%
(f)
0.29% 0.29% 0.29% 0.29% 0.30%
Total expenses after fees waived and/or reimbursed ....
0.27%
(f)
0.27% 0.19% 0.07% 0.24% 0.26%
Net investment income .......................
5.13%
(f)
4.49% 0.65% 0.01% 0.58% 2.03%
Supplemental Data
Net assets, end of period (000) .................. $ 511,598  $ 442,723  $ 382,956  $ 599,190  $ 399,846  $ 465,703
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Capital
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ..........................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................
0 .0258  0 .0489  0 .0163  0 .0001  0 .0000
(b)
Net realized gain (loss) ...................................
0 .0000
(b)
( 0 .0035 )
(c)
( 0 .0083 )
(c)
0 .0001  0 .0000
(b)
Net increase from investment operations ......................... 0.0258  0.0454  0.0080  0.0002  0.0000
Distributions
(d)
– – – – –
From net investment income ...............................
( 0 .0258 ) ( 0 .0454 ) ( 0 .0080 ) ( 0 .0001 ) —
From net realized gain ....................................
( 0 .0000 )
(e)
( 0 .0000 )
(e)
( 0 .0000 )
(e)
( 0 .0001 ) —
Total distributions ......................................... (0.0258) (0.0454) (0.0080) (0.0002) —
Net asset value, end of period ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................... 2.61%
(g)
4.63% 0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expen ses ..........................................
0.24%
(h)
0.24% 0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed .................
0.22%
(h)
0.22% 0.20% 0.06% 0.17%
(h)
Net investment income (loss) ................................
5.18%
(h)
4.89% 1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 638,625  $ 500,685  $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Cash Management
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0235  0 .0402  0 .0051  0 .0001  0 .0034  0 .0158
Net realized gain .........................
0 .0001  0 .0007  0 .0005  0 .0001  0 .0003  0 .0005
Net increase from investment operations ........... 0.0236  0.0409  0.0056  0.0002  0.0037  0.0163
Distributions
(a)
– – – – – –
From net investment income .................
( 0 .0236 ) ( 0 .0409 ) ( 0 .0056 ) ( 0 .0001 ) ( 0 .0036 ) ( 0 .0163 )
From net realized gain ......................
( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0236) (0.0409) (0.0056) (0.0002) (0.0037) (0.0163)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 2.38%
(d)
4.16% 0.56% 0.01% 0.37% 1.64%
Ratios to Average Net Assets
Total expen ses ............................
0.69%
(e)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(e)
0.67% 0.41% 0.08% 0.41% 0.67%
Net investment income ......................
4.73%
(e)
4.02% 0.51% 0.01% 0.34% 1.58%
Supplemental Data
Net assets, end of period (000) ................. $ 9,188  $ 5,085  $ 21,330  $ 32,960  $ 53,101  $ 36,492
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Reserve
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0240  0 .0415  0 .0053  0 .0001  0 .0040  0 .0172
Net realized gain .........................
0 .0001  0 .0004  0 .0007  0 .0001  0 .0001  0 .0000
(a)
Net increase from investment operations ........... 0.0241  0.0419  0.0060  0.0002  0.0041  0.0172
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0241 ) ( 0 .0419 ) ( 0 .0060 ) ( 0 .0001 ) ( 0 .0040 ) ( 0 .0172 )
From net realized gain ......................
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0241) (0.0419) (0.0060) (0.0002) (0.0041) (0.0172)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.43%
(e)
4.27% 0.61% 0.01% 0.41% 1.74%
Ratios to Average Net Assets
Total expen ses ............................
0.59%
(f)
0.59% 0.59% 0.59% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...
0.57%
(f)
0.57% 0.35% 0.07% 0.39% 0.57%
Net investment income ......................
4.83%
(f)
4.15% 0.53% 0.01% 0.40% 1.73%
Supplemental Data
Net assets, end of period (000) ................. $ 137,467  $ 128,272  $ 79,114  $ 97,008  $ 102,984  $ 74,034
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0248  0 .0447  0 .0073  0 .0001  0 .0046  0 .0194
Net realized gain (loss) .....................
0 .0001  ( 0 .0011 )
(a)
( 0 .0003 )
(a)
0 .0001  0 .0003  0 .0002
Net increase from investment operations ........... 0.0249  0.0436  0.0070  0.0002  0.0049  0.0196
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .0249 ) ( 0 .0436 ) ( 0 .0070 ) ( 0 .0001 ) ( 0 .0048 ) ( 0 .0196 )
From net realized gain ......................
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0249) (0.0436) (0.0070) (0.0002) (0.0049) (0.0196)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.51%
(e)
4.44% 0.70% 0.01% 0.49% 1.98%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(f)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.41%
(f)
0.40% 0.27% 0.07% 0.30% 0.40%
Net investment income ......................
4.99%
(f)
4.47% 0.73% 0.01% 0.46% 1.94%
Supplemental Data
Net assets, end of period (000) ................. $ 2,525,580  $ 2,343,866  $ 1,060,804  $ 1,035,846  $ 939,241  $ 977,335
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0219  0 .0378  0 .0032  0 .0001  0 .0016  0 .0129
Net realized gain (loss) .....................
0 .0000
(a)
( 0 .0002 )
(b)
0 .0010  0 .0001  0 .0008  0 .0001
Net increase from investment operations ........... 0.0219  0.0376  0.0042  0.0002  0.0024  0.0130
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0219 ) ( 0 .0376 ) ( 0 .0042 ) ( 0 .0001 ) ( 0 .0023 ) ( 0 .0130 )
From net realized gain ......................
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 ) —
Total distributions ........................... (0.0219) (0.0376) (0.0042) (0.0002) (0.0024) (0.0130)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.21%
(f)
3.82% 0.42% 0.01% 0.24% 1.30%
Ratios to Average Net Assets
Total expen ses ............................
1.04%
(g)
1.04% 1.04% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed ...
1.00%
(g)
1.00% 0.49% 0.06% 0.45% 1.00%
Net investment income ......................
4.40%
(g)
3.78% 0.32% 0.01% 0.16% 1.29%
Supplemental Data
Net assets, end of period (000) ................. $ 268,815  $ 254,127  $ 169,696  $ 660,676  $ 103,647  $ 38,265
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

MuniCash
Institutional
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period ............
$ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income .....................
0 .0155  0 .0282  0 .0048  0 .0001  0 .0051  0 .0137
Net realized and unrealized gain (loss) ...........
0 .0001  ( 0 .0000 )
(a) (b)
0 .0007
(b)
0 .0000
(c)
0 .0004  0 .0000
(c)
Net increase from investment operations ........... 0.0156  0.0282  0.0055  0.0001  0.0055  0.0137
Distributions
(d)
– – – – – –
From net investment income .................
( 0 .0155 ) ( 0 .0281 ) ( 0 .0057 ) ( 0 .0001 ) ( 0 .0055 ) ( 0 .0137 )
From net realized gain ......................
( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
—  —  ( 0 .0000 )
(a)
Total distributions ........................... (0.0155) (0.0281) (0.0057) (0.0001) (0.0055) (0.0137)
Net asset value, end of period ................. $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
Based on net asset value ..................... 1.57%
(f)
2.86% 0.56% 0.01% 0.55% 1.38%
Ratios to Average Net Assets
Total expen ses ............................
0.31%
(g)
0.30% 0.28% 0.26% 0.26% 0.28%
Total expenses after fees waived and/or reimbursed ...
0.20%
(g)
0.20% 0.16% 0.08% 0.19% 0.20%
Net investment income ......................
3.11%
(g)
2.82% 0.48% 0.01% 0.51% 1.36%
Supplemental Data
Net assets, end of period (000) ................. $ 3,639,608  $ 4,540,657  $ 3,592,640  $ 5,368,797  $ 5,160,531  $ 5,182,923
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Dollar
Six Months
Ended
04/30/24
(unaudited)
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of period .............
$ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income ......................
0 .0144  0 .0254  0 .0033  0 .0001  0 .0040  0 .0123
Net realized and unrealized gain ................
0 .0000
(a)
0 .0003  0 .0007
(b)
0 .0000
(a)
0 .0002  0 .0000
(a)
Net increase from investment operations ............ 0.0144  0.0257  0.0040  0.0001  0.0042  0.0123
Distributions
(c)
– – – – – –
From net investment income ..................
( 0 .0144 ) ( 0 .0256 ) ( 0 .0042 ) ( 0 .0001 ) ( 0 .0042 ) ( 0 .0123 )
From net realized gain .......................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
—  —  ( 0 .0000 )
(d)
Total distributions ............................ (0.0144) (0.0256) (0.0042) (0.0001) (0.0042) (0.0123)
Net asset value, end of period .................. $ 1.0000  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
Based on net asset value ...................... 1.45%
(f)
2.60% 0.40% 0.01% 0.42% 1.23%
Ratios to Average Net Assets
Total expen ses .............................
0.54%
(g)
0.55% 0.53% 0.52% 0.51% 0.53%
Total expenses after fees waived and/or reimbursed ....
0.43%
(g)
0.45% 0.30% 0.07% 0.31% 0.45%
Net investment income .......................
2.90%
(g)
2.54% 0.33% 0.01% 0.40% 1.22%
Supplemental Data
Net assets, end of period (000) .................. $ 2,314  $ 1,772  $ 2,911  $ 4,810  $ 3,176  $ 2,207
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
Bancroft Capital Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of
Penserra Securities LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates.
Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Stern Brothers
Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management, LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to discretionary liquidity fees.
TempCash, TempFund and MuniCash price and transact their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund and MuniCash,the Board of Trustees of the Trust (the "Board"), or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Great Pacific, Mischler Financial Group, Penserra, Stern Brothers and Tigress.
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Premier, Private
Client, Select, Stern Brothers, Tigress and WestCap.
TempCash ..................................... Institutional, Capital, Dollar, Great Pacific and Premier
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar and Private Client
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Bank Overdraft : MuniCash had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. MuniCash is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund and MuniCash): The Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation
Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund and MuniCash assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the six months ended April 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended April 30, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Fund Name Management Fees
TempFund ..............................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
Share Class Service Fees
(a)
Distribution Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 14,136 $ — $ 22,335 $ — $ 17,395 $ — $ — $ 53,866
FedFund ..................... 4,044,615 14,849 1,613,564 8,082,663 5,006,639 1,054 1,453,346 20,216,729
TempCash .................... — — — — 4,052 — — 4,052
TempFund .................... 14,375 55,199 1,237,783 22,879 113,368 2,316 — 1,445,920
T-Fund ....................... 2,112,312 52,740 1,982,043 124,665 1,603,007 — 129,46 7 6,004,23 4
Treasury Trust Fund .............. 241,539 142,786 18,800 353,369 2,729,150 — 1,012,744 4,498,387
MuniCash ..................... — — — — 2,281 — — 2,281

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2025 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2024, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 1,429,495
FedFund ................................................................................................................ 10,918,707
TempCash ............................................................................................................... 2,537,584
TempFund ............................................................................................................... 2,415,166
T-Fund .................................................................................................................. 7,377,417
Treasury Trust Fund ......................................................................................................... 8,387,867
MuniCash ................................................................................................................ 1,659,219
Service and distribution fees waived and/or reimbursed - class specific Private Client Select Total
FedFund ........................................................................ $ 422 $ 34,186 $ 34,60 9
TempFund ....................................................................... 953 — 953
T-Fund .......................................................................... — 3,046 3,046
Treasury Trust Fund ................................................................. — 23,820 23,820
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 615,827,871 $ 442,304,532 $ —

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund and MuniCash, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Funds’ operations and return potential.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
BlackRock Liquid Federal Trust Fund ........................................................................................ $ (43,092)
FedFund ........................................................................................................... (82,025,194)
TempCash .......................................................................................................... (1,098,634)
TempFund .......................................................................................................... (780,200)
T-Fund ............................................................................................................. (49,288,847)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,931,283,788 $ – $ (36) $ (36)
FedFund ....................................................... 142,328,223,46 8 – (3,498) (3,498)
T-Fund ........................................................ 96,200,964,075 – (2,676) (2,676)
Treasury Trust Fund ............................................... 112,415,503,397 – (329) (329)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

MuniCash invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/24
Year Ended
10/31/23
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 20,919,574,013 30,621,001,915
Shares issued in reinvestment of distributions ........................................................ 41,482,984 66,202,478
Shares redeemed
(21,015,825,658) (29,861,393,554)
(54,768,661) 825,810,839
Administration
Shares sold 72,719,718 80,901,405
Shares issued in reinvestment of distributions ........................................................ 724,225 1,253,451
Shares redeemed
(70,055,669) (74,675,348)
3,388,274 7,479,508
Bancroft Capital
Shares sold 1 —
Shares issued in reinvestment of distributions ........................................................ 1,384 2,348
1,385 2,348
Cabrera Capital Markets
Shares sold 1 —
Shares issued in reinvestment of distributions ........................................................ 1,384 2,348
1,385 2,348
Cash Management
Shares sold 1,764,432 5,087,771
Shares issued in reinvestment of distributions ........................................................ 8,222 93,876
Shares redeemed
(2,923,396) (9,808,992)
(1,150,742) (4,627,345)
Dollar
Shares sold 38,545,498 80,931,698
Shares issued in reinvestment of distributions ........................................................ 17,935 23,581
Shares redeemed
(54,251,725) (73,306,850)
(15,688,292) 7,648,429

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/24
Year Ended
10/31/23
Great Pacific
Shares issued in reinvestment of distributions ........................................................ 1,385 2,347
Shares redeemed
(1) —
1,384 2,347
Mischler Financial Group
Shares sold 17,699,999 202,250,000
Shares issued in reinvestment of distributions ........................................................ 134,003 147,846
Shares redeemed
(14,300,000) (197,000,000)
3,534,002 5,397,846
Penserra
Shares sold — 750,000
Shares issued in reinvestment of distributions ........................................................ 1,385 2,347
1,385 752,347
Stern Brothers
Shares sold — 1,500,000
Shares issued in reinvestment of distributions ........................................................ 1,405 3,206
Shares redeemed
— (1,500,000)
1,405 3,206
Tigress
Shares sold — 25,000,010
Shares issued in reinvestment of distributions ........................................................ 50,029 142,049
Shares redeemed
(3,000,000) (10)
(2,949,971) 25,142,049
(67,628,446) 867,613,922
FedFund
Institutional
Shares sold 464,526,570,569 941,796,456,420
Shares issued in reinvestment of distributions ........................................................ 1,170,028,637 2,005,616,089
Shares redeemed
(463,422,870,481) (932,593,855,369)
2,273,728,725 11,208,217,140
Administration
Shares sold 10,926,788,768 21,082,794,544
Shares issued in reinvestment of distributions ........................................................ 120,671,726 398,054,292
Shares redeemed
(12,060,785,389) (36,329,637,862)
(1,013,324,895) (14,848,789,026)
Capital
Shares sold 218,888,963 13,580,571
Shares issued in reinvestment of distributions ........................................................ 1,565,617 150,992
Shares redeemed
(96,527,532) (12,394,865)
123,927,048 1,336,698
Cash Management
Shares sold 189,115,477 591,793,057
Shares issued in reinvestment of distributions ........................................................ 12,763,537 22,702,513
Shares redeemed
(278,248,843) (591,730,200)
(76,369,829) 22,765,370
Cash Reserve
Shares sold 26,200,391,964 45,843,430,347
Shares issued in reinvestment of distributions ........................................................ 356,258 201,503
Shares redeemed
(26,404,735,371) (46,976,060,820)
(203,987,149) (1,132,428,970)
Dollar
Shares sold 5,849,802,143 12,639,188,049
Shares issued in reinvestment of distributions ........................................................ 29,674,816 54,932,668
Shares redeemed
(5,990,242,543) (12,358,716,295)
(110,765,584) 335,404,422
Mischler Financial Group
Shares sold 14,948,763,241 31,177,816,277
Shares issued in reinvestment of distributions ........................................................ 25,993,479 53,523,489
Shares redeemed
(15,262,744,646) (29,886,151,356)
(287,987,926) 1,345,188,410

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

d
Fund Name/Share Class
Six Months Ended
04/30/24
Year Ended
10/31/23
Premier
Shares sold 2,665,422,486 3,350,415,754
Shares issued in reinvestment of distributions ........................................................ 11,504,735 16,504,973
Shares redeemed
(1,835,517,246) (1,916,340,786)
841,409,975 1,450,579,941
Private Client
Shares sold — 4,791
Shares issued in reinvestment of distributions ........................................................ 5,849 10,459
Shares redeemed
(7,463) (18,834)
(1,614) (3,584)
Select
Shares sold 591,253,856 1,339,475,954
Shares issued in reinvestment of distributions ........................................................ 7,514,316 15,133,650
Shares redeemed
(587,370,276) (1,686,673,362)
11,397,896 (332,063,758)
Stern Brothers
Shares sold 45,499,999 11,500,001
Shares issued in reinvestment of distributions ........................................................ 199,062 26,325
Shares redeemed
(35,800,000) (11,550,000)
9,899,061 (23,674)
Tigress
Shares sold 312,810,215 46,562,693
Shares issued in reinvestment of distributions ........................................................ 2,751,806 184,054
Shares redeemed
(256,448,745) (19,048,723)
59,113,276 27,698,024
WestCap
Shares sold 37,678,751 118,000,000
Shares issued in reinvestment of distributions ........................................................ 2,755,968 3,150,047
Shares redeemed
(40,105,201) (17,880,000)
329,518 103,270,047
1,627,368,502 (1,818,848,960)
T-Fund
Institutional
Shares sold 685,662,209,417 1,124,983,592,331
Shares issued in reinvestment of distributions ........................................................ 659,620,133 1,173,900,710
Shares redeemed
(682,879,050,193) (1,121,219,112,443)
3,442,779,357 4,938,380,598
Administration
Shares sold 3,920,717,507 7,852,313,986
Shares issued in reinvestment of distributions ........................................................ 100,868,176 309,549,338
Shares redeemed
(3,702,143,706) (19,957,161,461)
319,441,977 (11,795,298,137)
Capital
Shares sold 320,188,211 405,304,186
Shares issued in reinvestment of distributions ........................................................ 5,262,527 5,865,916
Shares redeemed
(308,627,084) (263,798,086)
16,823,654 147,372,016
Cash Management
Shares sold 2,646,869,653 4,313,088,808
Shares issued in reinvestment of distributions ........................................................ 14,902,030 24,332,943
Shares redeemed
(2,797,811,840) (4,308,342,515)
(136,040,157) 29,079,236
Cash Reserve
Shares sold 291,494,034 323,421,715
Shares issued in reinvestment of distributions ........................................................ 449,105 772,240
Shares redeemed
(264,392,648) (368,938,961)
27,550,491 (44,745,006)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/24
Year Ended
10/31/23
Dollar
Shares sold 4,235,666,119 9,928,734,641
Shares issued in reinvestment of distributions ........................................................ 11,347,800 28,968,263
Shares redeemed
(4,665,137,194) (9,851,801,162)
(418,123,275) 105,901,742
Premier
Shares sold 1,536,559,006 2,283,790,381
Shares issued in reinvestment of distributions ........................................................ 18,841,662 25,486,576
Shares redeemed
(1,495,035,532) (1,373,609,986)
60,365,136 935,666,971
Select
Shares sold 196,243,794 523,278,909
Shares issued in reinvestment of distributions ........................................................ 670,770 2,416,295
Shares redeemed
(228,203,464) (496,577,385)
(31,288,900) 29,117,819
3,281,508,283 (5,654,524,761)
Treasury Trust Fund
Institutional
Shares sold 175,682,774,278 270,716,368,499
Shares issued in reinvestment of distributions ........................................................ 759,355,188 1,693,628,787
Shares redeemed
(165,665,512,631) (281,809,645,053)
10,776,616,835 (9,399,647,767)
Administration
Shares sold 606,559,936 1,228,748,237
Shares issued in reinvestment of distributions ........................................................ 8,729,822 14,155,842
Shares redeemed
(546,415,830) (1,183,194,082)
68,873,928 59,709,997
Capital
Shares sold 722,709,141 913,705,465
Shares issued in reinvestment of distributions ........................................................ 14,397,926 11,527,571
Shares redeemed
(599,175,493) (452,134,826)
137,931,574 473,098,210
Cash Management
Shares sold 24,987,348 29,920,721
Shares issued in reinvestment of distributions ........................................................ 115,161 368,642
Shares redeemed
(20,999,846) (46,534,965)
4,102,663 (16,245,602)
Cash Reserve
Shares sold 884,743,258 610,857,948
Shares issued in reinvestment of distributions ........................................................ 117 1,324
Shares redeemed
(875,547,558) (561,718,372)
9,195,817 49,140,900
Dollar
Shares sold 4,964,419,533 7,763,879,918
Shares issued in reinvestment of distributions ........................................................ 5,043,854 5,306,384
Shares redeemed
(4,787,735,366) (6,486,425,181)
181,728,021 1,282,761,121
Select
Shares sold 454,240,540 750,589,215
Shares issued in reinvestment of distributions ........................................................ 5,253,884 7,370,864
Shares redeemed
(444,804,192) (673,561,755)
14,690,232 84,398,324
11,193,139,070 (7,466,784,817)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

The number of shares sold, reinvested and redeemed for TempCash, TempFund and MuniCash were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of TempCash, TempFund and MuniCash were as follows:
d
Six Months Ended
04/30/24
Year Ended
10/31/23
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
10,195,733,692 $ 10,201,387,209 19,184,097,745 $ 19,189,951,147
Shares issued in reinvestment of distributions .....................
21,949,941 21,960,745 23,922,723 23,930,356
Shares redeemed ......................................
(8,627,806,705) (8,632,563,770) (14,720,816,627) (14,725,554,167)
1,589,876,928 $ 1,590,784,184 4,487,203,841 $ 4,488,327,336
Dollar
Shares sold ..........................................
18,800,001 $ 18,811,202 — $ —
Shares issued in reinvestment of distributions .....................
499 500 845 $ 846
18,800,500 $ 18,811,702 845 $ 846
Great Pacific
Shares sold ..........................................
149,955,013 $ 149,999,996 585,024,981
(a)
$ 585,258,875
(a)
Shares issued in reinvestment of distributions .....................
11,554,634 11,560,075 19,784,211
(a)
19,788,522
(a)
Shares redeemed ......................................
— — (200,545,835)
(a)
(200,586,000)
(a)
161,509,647 $ 161,560,071 404,263,357 $ 404,461,397
1,770,187,075 $ 1,771,155,957 4,891,468,043 $ 4,892,789,579
TempFund
Institutional
Shares sold ..........................................
8,608,723,712 $ 8,614,338,639 18,908,539,487 $ 18,916,051,607
Shares issued in reinvestment of distributions .....................
100,931,990 100,999,270 204,679,581 204,762,886
Shares redeemed ......................................
(8,300,234,004) (8,305,615,284) (21,330,306,472) (21,339,185,990)
409,421,698 $ 409,722,625 (2,217,087,404) $ (2,218,371,497)
Administration
Shares sold ..........................................
9,157,115 $ 9,163,627 48,903,102 $ 48,922,965
Shares issued in reinvestment of distributions .....................
758,072 758,594 1,404,546 1,405,136
Shares redeemed ......................................
(10,763,027) (10,770,316) (46,610,054) (46,631,185)
(847,840) $ (848,095) 3,697,594 $ 3,696,916
Cabrera Capital Markets
Shares sold ..........................................
749,625 $ 750,025 124,925 $ 125,002
Shares issued in reinvestment of distributions .....................
6,187 6,190 7,350 7,353
Shares redeemed ......................................
(132,117) (132,199) — —
623,695 $ 624,016 132,275 $ 132,355
Capital
Shares sold ..........................................
221,316,972 $ 221,475,756 438,259,205 $ 438,451,580
Shares issued in reinvestment of distributions .....................
5,790,023 5,794,147 6,337,865 6,340,663
Shares redeemed ......................................
(173,842,251) (173,966,877) (285,283,159) (285,417,146)
53,264,744 $ 53,303,026 159,313,911 $ 159,375,097
Cash Management
Shares sold ..........................................
51,780,595 $ 51,816,461 153,641,233 $ 153,702,543
Shares issued in reinvestment of distributions .....................
12,113,241 12,121,569 22,528,431 22,537,848
Shares redeemed ......................................
(81,797,308) (81,854,238) (205,379,391) (205,463,655)
(17,903,472) $ (17,916,208) (29,209,727) $ (29,223,264)
Cash Reserve
Shares sold ..........................................
11,670,411 $ 11,679,005 37,187,243 $ 37,203,114
Shares issued in reinvestment of distributions .....................
303,360 303,579 702,199 702,516
Shares redeemed ......................................
(13,476,622) (13,486,083) (34,776,934) (34,793,115)
(1,502,851) $ (1,503,499) 3,112,508 $ 3,112,515
Dollar
Shares sold ..........................................
85,423,093 $ 85,477,927 155,527,541 $ 155,589,180
Shares issued in reinvestment of distributions .....................
1,855,708 1,856,979 3,449,949 3,451,418
Shares redeemed ......................................
(80,455,251) (80,507,102) (176,621,499) (176,689,353)
6,823,550 $ 6,827,804 (17,644,009) $ (17,648,755)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Period January 23, 2023 (commencement of operations) to October 31, 2023 for Great Pacific Shares.
As of April 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 2,993,392,626 Institutional Shares of FedFund.
As of April 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
On May 16, 2024, the Board approved a proposal to close TempFund to new investors and thereafter to liquidate the Fund. Accordingly, effective on June 14, 2024, the Fund will no longer accept purchase orders from new investors. On or about September 5, 2024 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Trust.
d
Six Months Ended
04/30/24
Year Ended
10/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Private Client
Shares sold ..........................................
49,934 $ 49,980 65,887 $ 65,920
Shares issued in reinvestment of distributions .....................
12,056 12,064 33,401 33,416
Shares redeemed ......................................
(421,908) (422,217) (512,067) (512,326)
(359,918) $ (360,173) (412,779) $ (412,990)
449,519,606 $ 449,849,496 (2,098,097,631) $ (2,099,339,623)
MuniCash
Institutional
Shares sold ..........................................
16,617,486,663 $ 16,618,860,140 35,981,486,604 $ 35,981,358,818
Shares issued in reinvestment of distributions .....................
24,709,534 24,712,005 51,656,917 51,656,128
Shares redeemed ......................................
(17,543,602,314) (17,544,889,555) (35,085,456,468) (35,085,692,424)
(901,406,117) $ (901,317,410) 947,687,053 $ 947,322,522
Dollar
Shares sold ..........................................
1,855,571 $ 1,855,570 5,093,134 $ 5,093,161
Shares issued in reinvestment of distributions .....................
28,436 28,436 52,079 52,078
Shares redeemed ......................................
(1,341,972) (1,341,972) (6,284,604) (6,284,494)
542,035 $ 542,034 (1,139,391) $ (1,139,255)
(900,864,082) $ (900,775,376) 946,547,662 $ 946,183,267

Additional Information
2024
BlackRock Semi-Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds' reports on Form N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
COP Certificates of Participation
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash, TempFund and MuniCash: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-04/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached

<<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(5) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 21, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 21, 2024